UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agents for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

ANNUAL REPORTS OF

MUTUAL OF AMERICA INVESTMENT CORPORATION
AND
FIDELITY INVESTMENTS® VARIABLE INSURANCE
PRODUCT FUNDS

DECEMBER 31, 2007

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

VOLUME I

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Equity-Income Portfolio

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Asset ManagerSM Portfolio

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Contrafund Portfolio

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Mid Cap Portfolio

Volume II

Annual Report of Vanguard Variable Insurance Fund: Diversified Value Portfolio

Annual Report of Vanguard Variable Insurance Fund: International Portfolio

Annual Report of DWS Variable Series I: Bond Portfolio

Annual Report of DWS Variable Series I: Capital Growth Portfolio

Annual Report of DWS Variable Series I: International Portfolio

Annual Report of Oppenheimer Main Street Fund®/VA

Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present to you the Mutual of America Investment Corporation (the "Investment Company") Annual Report for the year ended December 31, 2007. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2007.

On the surface, and in terms of the reported economic and market data, 2007 was not a particularly bad year, although it surely was not spectacular. The S&P 500, which we use as a proxy for the U. S. stock market, was up 3.5% in terms of price appreciation and generated a total return of 5.5% when reinvested dividends are included. The Lehman Brothers Aggregate Bond Index produced a total return of just about 7.0%, driven by a strong return of 9.0% for U. S. Treasuries.

As for the economy, U. S. Gross Domestic Product (GDP) advanced 3.8% in the second quarter and a robust 4.9% in the third quarter after an anemic 0.6% in the first quarter. Corporate profits of the S&P 500 continued to register good gains in the first two quarters of the year but declined by 5.7% year-over-year in the third quarter as financial service company writeoffs offset still-strong advances in most other sectors. Fourth quarter GDP has still not been reported, but will almost surely come in at less than 2.0% as the effects of the housing recession, escalating oil and gasoline prices, and the financial turmoil during the second half of 2007 have begun to negatively impact consumer spending. Corporate profits will likely continue to show year-over-year declines for the next few quarters, largely as the result of more massive write-offs in the financial services sectors. Other sectors should continue to show solid advances for at least the last quarter of the year, but future prospects are clouded by uncertainty over the economic outlook, and are surely biased in a downward direction.

Thus, at first glance it was an "OK" year, but upon further examination, it really was not that good . In fact, the year was characterized primarily by a rapidly rising sense of uncertainty manifesting itself in increased risk aversion and volatile markets. For instance, the S&P 500 hit an all time record high of 1562 on October 10th, up 10.2% from its beginning of the year opening price, and up 13.7% from its closing low on March 5th. But it also experienced two intra-year declines of about 10% each. The same uncertainties were witnessed in the bond market where, for instance, the 10-Year Treasury bond registered a high yield of 5.29% in early June and a low of 3.85% in early December.

The primary underlying cause of market volatility in 2007 was the rapidly worsening housing recession. Housing starts have declined by over one million units on an annualized basis since the peak in early 2006 to a level not seen since 1992, when housing was coming out of its last recession. Despite the contraction in starts, the supply of new houses has risen from an average of four to five months to over 10 months at current sales rates. Conditions are unlikely to improve much over the next six to twelve months as several waves of subprime mortgage resets (upward adjustments in variable interest rates that raise monthly mortgage payments) will lead to a large and rapid rise in payment delinquencies and defaults, placing more supply on markets. To make matters worse, mortgage lending in general has contracted dramatically as banks and mortgage finance companies exit the subprime market, raise credit standards and find that any loans extended must be kept on their balance sheets because the securitization market for new home loans outside the Federally guaranteed system has all but dried up. Perhaps more troubling than the housing recession itself was the growing awareness of how damaging its follow-on effects would prove to be, first for financial markets, and second, for economic growth, in both cases not only domestically, but on a global basis.

As recounted in our previous reports, global credit markets began to enter a period of intense stress in early summer when two Bear Stearns mutual funds that specialized in subprime mortgages failed. Previous hints of problems came in the form of data showing rising delinquency and default rates in subprime mortgages at the end of 2006 and in the early months of 2007. During the spring, a number of small, and not so small, mortgage companies went bankrupt. But the problems at Bear Stearns initiated a frenzied search for the next place subprime paper would cause an implosion. Over the next few months, a number of companies revealed large holdings in subprime paper that could not be accurately valued. In the United States, Countrywide Credit, the largest mortgage lender in the country, announced that third quarter earnings would be substantially below estimates, and one Street analyst predicted the company would go bankrupt. Northern Rock, the largest UK lender, did effectively go into receivership while receiving a temporary government lifeline until the company found a buyer, either for itself or the assets it held. Then some of the large U.S. bank/brokerage firms began to own up to their exposure, revealing the need to take very large write-offs that would, in two high profile cases, force the resignations of CEOs, namely, Charles Prince of Citicorp and Stanley O'Neil of Merrill Lynch.

In the meantime, the Federal Reserve and other central banks around the world began to mobilize. One serious immediate effect of the subprime crisis was a rapidly growing unwillingness of banks to continue lending to each other because they were afraid of hidden subprime exposure among potential bank borrowers. A corollary to this reluctance to lend to banks was a reduction in willingness to lend to anyone other than their most credit worthy clients. In other words, the global credit creation process, which is the lubricant for global economic activity, was grinding to a halt.

The first central bank response was to make very large amounts of cash available to banks in order to reduce risk aversion within the banking system and encourage lending. In the U.S., the Federal Reserve took the dramatic step of lowering the Discount Rate (the rate the Fed charges member banks for overnight loans) by 50 basis points, reducing its spread over the Fed Funds rate (the rate set for overnight loans among member banks) by half. It also issued a statement that the risks of inflation and a slowdown in economic growth were equal, reversing its claim at the most recent Federal Open Market Committee meeting that the greatest risk was "inflation", a statement the Fed had made in support of its decision to keep the Fed Funds rate at 5.25%. However, as the old saying goes, "You can lead a horse to water, but you can't make him drink." Central bankers provided plenty of liquidity, but few were drinking.

In short, credit markets continued to struggle through August and early September, although markets began a recovery from their lows in anticipation that the Federal Reserve would be lowering the Fed Funds rate at its September 18th meeting. Investors were not disappointed. The Fed lowered both the Fed Funds rate and the Discount Rate by 50 basis points each and stated that it believed the downside risks to growth were greater than the upside risks to inflation. Over the next five weeks, the S&P 500 rallied to new all-time highs, and Treasury yields showed signs of stabilizing after coming well off earlier highs, in expectation that an additional rate cut would be forthcoming at the Fed's October 31st meeting. In fact, the Fed did deliver an additional 25 basis point reduction in both the Fed Funds and the Discount Rate, but they also delivered a "Halloween Surprise" in the form of a reversion to a balanced view regarding the relative risks to growth versus inflation. The December 11th 25 basis point reduction in both of the managed rates likewise disappointed the markets because it once again seemed to ignore the rapidly deteriorating prospects for the economy. For the remainder of the year, stocks traded down with increased volatility while Treasury yields plummeted and credit spreads widened dramatically.

In short, the Federal Reserve had signaled that further rate cuts were questionable and would be slow in coming and probably minimal in magnitude if they did. Markets, on the other hand, were becoming convinced that the economy was heading into recession. Despite strong third quarter GDP numbers, the data being generated during the fourth quarter was looking increasingly soft. Monthly non-farm employment growth had been progressively slowing to fewer than 100,000 new jobs per month from year-ago levels of 120,000-150,000. Unemployment insurance claims had been steadily rising from the low 300,000 per week level associated with an expanding economy toward the 350,000 per week level historically associated with slowdowns, and moving in the direction of recession levels. While reported retail sales continued to hold up well, part of the apparent strength was derived from higher gasoline prices, a negative for consumer discretionary spending. At the same time, consumer confidence declined steadily from mid-summer onward to levels not seen since 2004. Probably the most worrisome recent piece of information about the domestic economy was the just-reported employment report, which showed an anemic increase in December nonfarm payrolls of only 18,000 and an unemployment rate of 5.0%, up from 4.7% the prior month and the cycle low of 4.4% in March.

There are a few positives to note. First, U.S. exports have been expanding dramatically in response to a dollar whose value has declined by 25% over the past five years on a trade-weighted basis, most of that over the past two years. Of course, a key driver of stronger export growth is continued strong developing world (e.g., China) growth. Improvement in net exports has served and should continue to serve as an offset to the negative GDP effect of the housing recession, while at the same time contributing to a reduction in our trade deficits. Second, Federal government spending has remained firm, especially given the extraordinary military expenditures that have been necessitated by our actions in Iraq and Afghanistan. Surprisingly, despite high levels of spending, the Federal budget deficits have been shrinking as tax receipts from the expansion have exceeded expectations. Finally, corporate spending has also held up relatively well so far.

That said, consumer spending accounts for two-thirds of our economy, and the constraints on consumer spending are becoming tighter. The near quintupling in the price of oil since the trough of the last recession in 2002 has taken steady incremental bites out of disposable income. The housing recession is putting pressure on consumer spending and will continue to do so. If the U.S. consumer retrenches, global growth, often cited as an offset to a sluggish U.S. economy, will not remain immune. Note that 25% of China's exports go to the United States.

Over the past couple of months, most market commentators have been raising their projected probabilities of recession in the United States. The markets are clearly signaling their heightened sense that the economy is headed into a serious slowdown, if not a recession. Within the first week of 2008, stock markets were down across the world. In the U.S., most of the gains registered by the S&P 500 in 2007 were erased in the first several days of the new year.

And U.S, Treasury yields are approaching levels generally associated with recession, although not as low as seen during the last one, which was unusual because the Fed Funds rate was lowered to 1.0% and remained there for a year as the Greenspan Fed fought the specter of a "Japanese-style" deflation.

The next meeting of the Federal Reserve is not until March 18th. As of this writing, in mid-February, the futures market for Fed Funds is priced for a 100% chance of a 50 basis point reduction in rates at that meeting. For the end of 2008, futures are priced for 100% odds of a 2.00% Fed Funds rate, 225 basis points lower than at the end of 2007. These projections express the market's belief that recession is imminent (if not already a reality), as well as the hope that the Federal Reserve will respond accordingly; that is, with aggressive rate reductions.

So far, the Bernanke Fed has avoided actions that could be interpreted as panic, and has insisted on looking at the data as it comes in. That's the reason many investors believe the Fed is "behind the curve" in responding to the unfolding signs of growth slowdown. Given the severe dislocations that have already occurred in the global financial system, the near certainty that more financial "surprises" are lurking out there, and the clearly deteriorating economic statistics, the lack of some anticipatory action on the part of the Fed is contributing to anxiety, and thus diminished confidence on the part of business decision makers. In other words, the Fed may have actually become a part of the problem. While some believe Alan Greenspan, by pushing rates so low during the last recession and keeping them there for so long, may in fact be responsible for the housing bubble that is now bursting and, thus for the ensuing financial crisis we are experiencing, markets seem to be wishing he were back making the decisions.

We have been firm in our belief that the domestic economy would avoid a recession. Frankly, that conviction has been quickly waning. The key variable determining whether we enter a recession or not and as a consequence, whether stock markets and bond yields continue to decline, is whether the Federal Reserve will act quickly and decisively enough to reverse the trajectory of growth. Some believe it has already missed the chance. We do not. But time is running out as the economy and the financial system become increasingly fragile.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

The total return performance for each of the Investment Company Funds is reflected below:

Total Returns –– Year Ended December 31, 2007

Equity Index Fund	+5.22%
All America Fund	+4.27%
Small Cap Value Fund	-3.99%
Small Cap Growth Fund	+4.68%
Mid Cap Value Fund	+0.88%
Mid-Cap Equity Index Fund	+7.74%
International Fund*	-2.93%
Composite Fund	+6.69%
Retirement Income Fund*	+0.07%
2010 Retirement Fund*	-0.68%
2015 Retirement Fund*	-1.18%
2020 Retirement Fund*	-1.54%
2025 Retirement Fund*	-1.95%
2030 Retirement Fund*	-2.22%
2035 Retirement Fund*	-2.54%
2040 Retirement Fund*	-2.68%
2045 Retirement Fund*	-2.79%
Conservative Allocation Fund	+6.43%

Moderate Allocation Fund	+6.36%
Aggressive Allocation Fund	+5.52%
Money Market Fund	+5.03%
Mid-Term Bond Fund	+7.22%
Bond Fund	+5.90%

* For the period November 5, 2007 (commencement of operations) through December 31, 2007.

The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

On the pages immediately following are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared with an appropriate index.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

Manfred Altstadt
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had a total return of 5.49% for 2007, holding on to positive territory in a turbulent year. During the last six months of the year, those sectors already in negative territory, Financials and Consumer, continued their downward trend while those sectors that had been outperforming, Energy and Utility, went even higher. Subprime mortgages began the year as a trouble spot in the Financial sector, and the constant defaults continued to drive the sector down, ending with a -18% total return for the year. As Financials tumbled, Energy stocks climbed 34% as oil prices hit an all time high. These events contributed to higher mortgage rates, increasing oil and gas prices and a consumer spending slowdown. Consumer Discretionary stocks were the second hardest hit, posting a total return of -13% in 2007.

The Equity Index Fund's performance for the 12 months ended December 31, 2007 was 5.22%, in line with the benchmark return of 5.49%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,522	5.22%	5.22%
5 Years	$18,108	81.08%	12.61%
10 Years	$17,475	74.75%	5.74%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,549	5.49%	5.49%
5 Years	$18,284	82.84%	12.83%
10 Years	$17,753	77.53%	5.91%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

The U.S. equity markets struggled in 2007, especially during the last quarter of the year as sub-prime mortgage and banking liquidity concerns mounted, as discussed in the President's Letter. Large and mid-cap stocks outperformed small stocks - the S&P 500 finished the year up 5.49% and the S&P MidCap 400® Index was up 7.98%, while the Russell 2000® Index (representative of the small-cap universe) was down 9.78%. On a style basis, growth outperformed value handily in all capitalizations.

The All America Fund's return for the 12 months ended December 31, 2007 was 4.27% versus the benchmark return of 5.49%. This under-performance derived largely from under-performance by both the small cap growth and small cap value components of the Fund, together representing 20% of the Fund. Note also that the All America Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

All America Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,427	4.27%	4.27%
5 Years	$18,018	80.18%	12.50%
10 Years	$16,746	67.46%	5.29%

S & P 500 INDEX

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,549	5.49%	5.49%
5 Years	$18,284	82.84%	12.83%
10 Years	$17,753	77.53%	5.91%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000 Value® Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ending December 31, 2007, the best-performing sectors within the benchmark were Basic Materials, Energy and Healthcare. The worst-performing sectors were Retail, Finance and REITs.

For the year ending December 31, 2007, the Small Cap Value Fund returned -3.99% versus a -9.78% return for the Russell 2000 Value® Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Consumer Cyclicals, Basic Materials, and Technology, while sectors detracting from Fund performance included Insurance and Utilities.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$9,601	-3.99%	-3.99%
Since 7/1/05 (Inception)	$12,160	21.60%	8.14%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$9,022	-9.78%	-9.78%
Since 7/1/05 (Inception)	$11,561	15.61%	5.98%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 4.68% during the year ended December 31, 2007. The Fund's benchmark, the Russell 2000 Growth® Index, returned 7.05% for the year.

The Small Cap Growth Fund showed a positive absolute return although it underperformed its benchmark due primarily to stock selection in the Consumer Discretionary and Industrial sectors. The Information Technology sector added the most to the overall performance of the Fund, with Consumers Staples also making a nice addition. Stock selection continues to be the main factor in our returns, as opposed to sector allocation.

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,468	4.68%	4.68%
Since 7/1/05 (Inception)	$12,716	27.16%	10.09%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,705	7.05%	7.05%
Since 7/1/05 (Inception)	$13,108	31.08%	11.43%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Mid Cap Value® Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

During the year ending December 31, 2007, the best-performing sectors within the benchmark were Energy, Basic Materials and Utilities. The worst-performing sectors were Finance, REITs and Consumer Cyclical.

For the year ending December 31, 2007, the Mid Cap Value Fund returned 0.88% versus a -1.42% return for the Russell Mid Cap Value® Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Consumer Cyclicals, Insurance and Technology, while sectors detracting from Mid Cap Value Fund performance included Retail, Finance and REITs.

Mid Cap Value Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,088	0.88%	0.88%
Since 7/1/05 (Inception)	$12,503	25.03%	9.36%

Russell Mid Cap Value Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$9,858	-1.42%	-1.42%
Since 7/1/05 (Inception)	$12,652	26.52%	9.87%

The line representing the performance return of the Mid Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® Index in 2007 by 2.49%, with a total return of 7.98%. After five years of double digit growth, the beginning of the year indicated a similar outlook for 2007. However, during the second half of the year, mid-cap stocks turned downward. Although the Financial and Consumer Discretionary sectors were the only ones to post negative double digit returns, almost every sector showed weakness. As oil prices rose, the Energy sector continued upward, closing up almost 14%. The problems in the subprime arena continued to hurt financial and consumer stocks, as spending slowed and expenses went higher.

The Mid-Cap Equity Index Fund's performance for the 12-month period ending December 31, 2007 was 7.74%, in line with the 7.98% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,774	7.74%	7.74%
5 Years	$20,987	109.87%	15.98%
Since 5/3/99 (Inception)	$22,947	129.47%	10.07%

S & P MidCap 400 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,798	7.98%	7.98%
5 Years	$21,182	111.82%	16.20%
Since 5/3/99 (Inception)	$23,646	136.46%	10.45%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East Index® (MSCI EAFE Index®). Currently the International Fund is invested exclusively in exchange traded funds that reflect or closely match the holdings in the MSCI EAFE Index®.

Performance for the International Fund is compared to the MSCI EAFE Index®. The International Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the International Fund returned -2.93% versus a -3.72% return for the benchmark. The outperformance of the International Fund was mainly attributable to the favorable timing of our ETF purchases, which was partially offset by the underperformance of our ETF holdings versus the benchmark for the period the Fund was active. The underperformance of our ETF holdings was due largely to "price discovery", which occurs when an ETF's price trades above or below its net asset value. This effect can be more pronounced with international ETFs such as the ones we purchase for this Fund, owing to the fact that the ETFs trade in the U.S. market even when overseas markets that they represent are closed.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index.

The S&P 500® Index had a total return of 5.49% for 2007, down from a peak of nearly 12% in early October. All sectors except Financials and Consumer Discretionary contributed positively to this performance, with the largest contributions coming from Energy and Information Technology, and the smallest positive contributions coming from Utilities and Materials. The Materials sector actually had the second greatest sector appreciation at 22.31%, but its small weight in the S&P 500 Index® reduced its overall contribution relative to other sectors. The worst-performing sectors were, as noted, Financials, down -18.61%, and Consumer Discretionary, down -13.32%.

The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500 Index® and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis. In 2007, the equity portion of the Fund returned 6.98% versus 5.49% for the S&P 500 Index®.

The 2007 bond market was characterized by falling yields, a steepening yield curve and widening credit spreads, all of which took place in the second half of 2007. In response to the subprime crisis, the Federal Reserve lowered the Federal Funds rate three times during the third and fourth quarters of the year.

Anticipation of the Fed's aggressive easing caused the yield curve to steepen during the second half of 2007. The flight-to-quality rally pushed Treasury yields sharply lower and credit spreads wider.

Corporate bonds, on the other hand, underperformed Treasuries for the year, as spreads widened sharply from historically tight levels at the beginning of 2007. Most of the widening took place between June and December as the credit crisis emerged. Notably, the single "A" sector, home to many finance issuers, performed the worst in terms of excess return, compared to its investment-grade counterparts.

The fixed-income portion of the Composite Fund maintained a duration that was slightly shorter than the Lehman Brothers Aggregate Bond Index® due to our expectation of higher inflation. The shorter maturities reduced returns, as did the emphasis on higher-yielding bonds whose spreads widened sharply during the year. To minimize credit risk, corporate maturities of less than seven years were emphasized and new holdings were limited to .005% of the portfolio. For the year, the fixed-income portion of the Composite Fund returned 6.19% versus 6.96% for the Lehman Brothers Aggregate Bond Index®.

For the 12 months ended December 31, 2007, the Composite Fund returned 6.69% compared to the weighted benchmark return of 6.08%, 40% of which is based on the Lehman Brothers Aggregate Bond Index® and 60% of which is based on the S&P 500 Index®. This overperformance was the result of stock selection in the equity portion of the Fund.

COMPOSITE FUND (Continued)

Composite Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,669	6.69%	6.69%
5 Years	$15,005	50.05%	8.46%
10 Years	$16,199	61.99%	4.94%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,549	5.49%	5.49%
5 Years	$18,284	82.84%	12.83%
10 Years	$17,753	77.53%	5.91%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,696	6.96%	6.96%
5 Years	$12,416	24.16%	4.42%
10 Years	$17,857	78.57%	5.97%

Citigroup 3-Month T-Bill Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,474	4.74%	4.74%
5 Years	$11,563	15.63%	2.95%
10 Years	$14,272	42.72%	3.62%

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% each in the Bond and Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Lehman Brothers Aggregate Bond Index® (60% weighting), the Citigroup 3-Month Treasury Bill Index® (15% weighting) and the S&P 500® Index (25% weighting). The Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the Fund returned 0.07% versus a 0.29% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the fixed income segment of the Fund underperforming the Lehman Brothers Aggregate Bond Index, and to a lesser extent the mid-cap equity exposure of the Fund underperforming the S&P 500 Index.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 55% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 20% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 45% of net assets in equity funds (25% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Lehman Brothers Aggregate Bond Index® (45% weighting), the Citigroup 3-Month Treasury Bill Index® (10% weighting) and the S&P 500® Index (45% weighting). The Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the Fund returned -0.68% versus a -0.41% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the fixed income segment of the Fund underperforming the Lehman Brothers Aggregate Bond Index and, the international and the mid-cap equity exposure of the Fund underperforming the S&P 500 Index.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 55% of net assets in equity funds (approximately 30% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 7% in the International Fund and 3% each in the Small Cap Growth and Small Cap Value Funds) and approximately 45% of net assets in fixed income funds (25% in the Bond Fund, 11% in the Mid-Term Bond Fund and 9% in the Money Market Fund).

Performance for the 2015 Retirement Income Fund is compared to the S&P 500® Index (55% weighting), the Lehman Brothers Aggregate Bond Index® (36% weighting) and the Citigroup 3-Month Treasury Bill Index® (9% weighting). The Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the Fund returned -1.18% versus a -0.78% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the fixed income segment of the Fund underperforming the Lehman Brothers Aggregate Bond Index, and the international, mid and small cap equity exposure of the Fund underperforming the S&P 500 Index.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 65% of net assets in equity funds (approximately 35% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 4% each in the

Small Cap Growth and Small Cap Value Funds) and approximately 35% of net assets in fixed income funds (24% in the Bond Fund and 11% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Income Fund is compared to the S&P 500® Index (65% weighting) and the Lehman Brothers Aggregate Bond Index® (35% weighting). The Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the Fund returned -1.54% versus a -1.05% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the fixed income segment of the Fund under-performing the Lehman Brothers Aggregate Bond Index® and the international, mid and small cap equity exposure of the Fund under-performing the S&P 500 Index®.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in equity funds (approximately 40% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 25% of net assets in fixed income funds (20% in the Bond Fund and 5% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Income Fund is compared to the S&P 500® Index (75% weighting) and the Lehman Brothers Aggregate Bond Index® (25% weighting). The Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the Fund returned -1.95% versus a -1.43% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the fixed income segment of the Fund underperforming the Lehman Brothers Aggregate Bond Index® and the international, mid and small cap equity exposure of the Fund underperforming the S&P 500 Index®.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 80% of net assets in equity funds (approximately 40% in the Equity Index Fund, 18% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 20% of net assets in the Bond Fund.

Performance for the 2030 Retirement Income Fund is compared to the S&P 500® Index (80% weighting) and the Lehman Brothers Aggregate Bond Index® (20% weighting). The Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the Fund returned -2.22% versus a -1.62% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the fixed income segment of the Fund underperforming the Lehman Brothers Aggregate Bond Index® and the international, mid and small cap equity exposure of the Fund underperforming the S&P 500 Index®.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 88% of net assets in equity funds (approximately 40% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 13% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 12% of net assets in the Bond Fund.

Performance for the 2035 Retirement Income Fund is compared to the S&P 500® Index (88% weighting) and the Lehman Brothers Aggregate Bond Index® (12% weighting). The Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the Fund returned -2.54% versus a -1.92% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the international, mid and small cap equity exposure of the Fund underperforming the S&P 500 Index® and, to a lesser extent, the fixed income segment of the Fund underperforming the Lehman Brothers Aggregate Bond Index®.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 89% of net assets in equity funds (approximately 35% in the Equity Index Fund, 24% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund.

Performance for the 2040 Retirement Income Fund is compared to the S&P 500® Index (89% weighting) and the Lehman Brothers Aggregate Bond Index® (11% weighting). The Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the Fund returned -2.68% versus a -1.96% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the international, mid and small cap equity exposure of the Fund underperforming the S&P 500 Index® and, to a lesser extent, the fixed income segment of the Fund underperforming the Lehman Brothers Aggregate Bond Index®.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Income Fund is compared to the S&P 500® Index (90% weighting) and the Lehman Brothers Aggregate Bond Index® (10% weighting). The Fund commenced operations on November 5, 2007. For the 57 days of operation during the period ended December 31, 2007, the Fund returned -2.79% versus a -1.99% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the international, mid and small cap. equity exposure of the Fund underperforming the S&P 500 Index® and, to a lesser extent, the fixed income segment of the Fund underperforming the Lehman Brothers Aggregate Bond Index®.

Since the Fund has been in operation for less than six months, no graphical depiction of performance is being presented at this time.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (the Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Lehman Brothers Aggregate Bond Index® (75% weighting) and the S&P 500® Index (25% weighting). For the 12 months ended December 31, 2007, the Conservative Allocation Fund returned 6.43% versus a 6.59% return in the weighted benchmark. The small underperformance of the Conservative Allocation Fund is mainly attributable to the Fund's expenses, which are not reflected in the weighted benchmark's return.

CONSERVATIVE ALLOCATION FUND (Continued)

Conservative Allocation Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,643	6.43%	6.43%
Since 5/20/03 (Inception)	$12,845	28.45%	5.58%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,549	5.49%	5.49%
Since 5/20/03 (Inception)	$17,346	73.46%	12.68%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,696	6.96%	6.96%
Since 5/20/03 (Inception)	$11,971	19.71%	3.98%

The line representing the performance return of the Conservative Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return lines of the Indicies do not.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Lehman Brothers Aggregate Bond Index® (50% weighting). For the 12 months ending December 31, 2007, the Moderate Allocation Fund returned 6.36% versus a 6.23% return for the weighted benchmark. The outperformance of the Moderate Allocation Fund was due largely to the Mid-Cap Equity Index Fund outperforming the stock component of the weighted benchmark.

Moderate Allocation Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,636	6.36%	6.36%
Since 5/20/03 (Inception)	$14,662	46.62%	8.65%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,549	5.49%	5.49%
Since 5/20/03 (Inception)	$17,346	73.46%	12.68%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,696	6.96%	6.96%
Since 5/20/03 (Inception)	$11,971	19.71%	3.98%

The line representing the performance return of the Moderate Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return lines of the Indicies do not.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500 Index® (75% weighting) and the Lehman Brothers Aggregate Bond Index® (25% weighting). For the 12 months ending December 31, 2007, the Aggressive Allocation Fund returned 5.52% versus a 5.86% return for the weighted benchmark. The underperformance was mainly due to the fixed income segment of the Fund underperforming the Lehman Brothers Aggregate Bond Index, and the small-capitalization stock exposure of the Fund underperforming the benchmark's stock component, which is a large-capitalization stock index.

Aggressive Allocation Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,552	5.52%	5.52%
Since 5/20/03 (Inception)	$16,371	63.71%	11.27%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,549	5.49%	5.49%
Since 5/20/03 (Inception)	$17,346	73.46%	12.68%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,696	6.96%	6.96%
Since 5/20/03 (Inception)	$11,971	19.71%	3.98%

The line representing the performance return of the Aggressive Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return lines of the Indicies do not.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Fund returned 5.03% for the 12 months ended December 31, 2007, compared to a 4.74% return for the Citigroup 3 Month Treasury Bill Index.

In response to credit and liquidity concerns, the Federal Reserve cut the benchmark short-term rate three times during the last four months of 2007. The Fed Funds target was lowered to 4.25% at year-end, bringing the cumulative total rate reductions to 100 basis points in 2007. The seven-day effective yield as of February 12, 2008 was 3.24%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government Agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. Government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund continued to emphasize Agency issues, underweight Treasury securities, and maintained a market weight in corporate bonds during 2007. The Mid-Term Bond Fund is also extremely diversified in its credit exposure in order to minimize event risk.

For the 12 months ended December 31, 2007, the Mid-Term Bond Fund returned 7.22%, compared to 8.01% for the Citigroup Government/Corporate 3-7 Year Bond Index. The Mid-Term Bond Fund's shorter duration and holdings of higher-yielding corporate issues both contributed to its underperformance, as Treasuries rallied and spreads widened sharply during the year.

Mid-Term Bond Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,722	7.22%	7.22%
5 Years	$11,834	18.34%	3.42%
10 Years	$16,200	62.00%	4.94%

Citigroup 3-7 Year Bond Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,801	8.01%	8.01%
5 Years	$12,364	23.64%	4.34%
10 Years	$18,095	80.95%	6.10%

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The 2007 bond market was characterized by falling yields, a steepening yield curve and widening credit spreads, all of which took place in the second half of 2007. In response to the subprime crisis, the Federal Reserve lowered the Federal Funds rate three times during the third and fourth quarters of the year.

Anticipation of the Fed's aggressive easing caused the yield curve to steepen during the second half of 2007. The flight-to-quality rally pushed Treasury yields sharply lower and credit spreads wider.

Corporate bonds, on the other hand, underperformed Treasuries for the year, as spreads widened sharply from historically tight levels at the beginning of 2007. Most of the widening took place between June and December as the credit crisis emerged. Notably, the single "A" sector, home to many finance issuers, performed the worst in terms of excess return, compared to its investment grade counterparts.

The Bond Fund's return for the year ended December 31, 2007 was 5.90%, compared to 6.96% for the Lehman Brothers Aggregate Bond Index®. The Bond Fund's primary strategy was to maintain a slightly shorter duration than its benchmark. It also emphasized relatively short corporate bonds with high yields, extreme credit diversification and a market weight in mortgage-related securities. The fund's shorter duration reduced returns, as did the emphasis on higher-yielding bonds whose spreads widened sharply during the year. To minimize credit risk, corporate maturities of less than seven years were preferred and new holdings were limited to .005% of the portfolio. So long as inflation is perceived as a threat, this strategy will be maintained in the Bond Fund.

Bond Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,590	5.90%	5.90%
5 Years	$12,611	26.11%	4.75%
10 Years	$16,751	67.51%	5.29%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,696	6.96%	6.96%
5 Years	$12,416	24.16%	4.42%
10 Years	$17,857	78.57%	5.97%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2007 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2007 and held for the entire period ending December 31, 2007.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$984.74	$1.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.21

*  Expenses are equal to the Fund's annual expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

All America Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$973.48	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	$3.10

*  Expenses are equal to the Fund's annual expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$877.31	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.17	$4.67

*  Expenses are equal to the Fund's annual expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$960.38	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.07	$4.77

*  Expenses are equal to the Fund's annual expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid Cap Value Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$928.83	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.37

*  Expenses are equal to the Fund's annual expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$962.92	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.41

*  Expenses are equal to the Fund's annual expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$908.74	$1.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.13

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$1,023.95	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.06

*  Expenses are equal to the Fund's annual expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Retirement Income Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$1,023.87	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.70

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.53%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2010 Retirement Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$978.31	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.40

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.47%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$962.57	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.40

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.47%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2020 Retirement Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$951.16	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.40

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.47%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2025 Retirement Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$938.28	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.45%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2030 Retirement Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$930.27	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.45%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2035 Retirement Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$920.39	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.19

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.43%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2040 Retirement Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$916.00	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.24

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.44%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$912.59	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*  The Fund was not in operation during the entire period from July 1, 2007 through December 31, 2007. Expenses shown are equal to the Fund's annualized expense ratio of 0.45%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Conservative Allocation Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$1,036.43	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.65

*  Expenses are equal to the Fund's annual expense ratio of 0.52% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Moderate Allocation Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$1,012.01	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.19

*  Expenses are equal to the Fund's annual expense ratio of 0.43% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Aggressive Allocation Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$988.90	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.04

*  Expenses are equal to the Fund's annual expense ratio of 0.40% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Money Market Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$1,024.14	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.78

*  Expenses are equal to the Fund's annual expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Term Bond Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$1,058.73	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.25

*  Expenses are equal to the Fund's annual expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$1,044.72	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$2.96

*  Expenses are equal to the Fund's annual expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.3%)
Monsanto Co.	33,465	$3,737,706
Other Securities	441,421	23,290,819
		27,028,525
CONSUMER, CYCLICAL (8.2%)
Comcast Corp. Cl A	188,078	3,434,304
Disney (Walt) Co.	116,493	3,760,394
McDonald's Corp.	72,385	4,264,200
Time Warner, Inc.	221,213	3,652,227
Other Securities	1,724,123	52,120,155
		67,231,280
CONSUMER, NON-CYCLICAL (10.4%)
Altria Group, Inc.	128,907	9,742,791
CVS Corp.	89,586	3,561,044
Coca-Cola Co.	121,631	7,464,494
PepsiCo, Inc.	98,514	7,477,213
Proctor & Gamble Co.	190,065	13,954,572
Wal-Mart Stores, Inc.	144,605	6,873,076
Other Securities	876,296	35,800,903
		84,874,093
ENERGY (12.4%)
ChevronTexaco Corp.	129,220	12,060,103
ConocoPhillips	97,893	8,643,952
Exxon Mobil Corp.	334,373	31,327,406
Occidental Petroleum	50,710	3,904,163
Schlumberger, Ltd.	73,187	7,199,405
Other Securities	671,735	37,772,040
		100,907,069
FINANCIAL (16.8%)
American Express Co.	71,569	3,723,019
American Int'l. Group, Inc.	155,218	9,049,209
Bank of America Corp.	271,625	11,207,247
Bank of New York Mellon Corp	69,687	3,397,938
Citigroup, Inc.	305,528	8,994,744
Goldman Sachs Group, Inc.	24,338	5,233,887
J.P. Morgan Chase & Co.	205,573	8,973,261
Morgan Stanley	64,947	3,449,335
Wachovia Corp.	120,896	4,597,675
Wells Fargo & Company	206,511	6,234,567
Other Securities	1,721,860	72,097,352
		136,958,234

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (11.4%)
Abbott Laboratories	94,571	$5,310,162
Johnson & Johnson	175,139	11,681,771
Medtronic, Inc.	69,196	3,478,483
Merck & Co., Inc.	133,206	7,740,601
Pfizer, Inc.	417,983	9,500,754
UnitedHealth Group, Inc.	79,080	4,602,456
Wyeth	81,955	3,621,591
Other Securities	1,058,901	46,989,324
		92,925,142
INDUSTRIAL (12.8%)
3M Company	43,650	3,680,568
Boeing Co.	47,434	4,148,578
General Electric Co.	618,499	22,927,758
Google, Inc.*	14,168	9,796,889
United Parcel Service Cl B	64,311	4,548,074
United Technologies Corp.	60,497	4,630,440
Other Securities	966,020	54,975,934
		104,708,241
TECHNOLOGY (14.3%)
Apple Computer, Inc.*	53,583	10,613,721
Cisco Systems, Inc.*	371,298	10,051,037
Hewlett-Packard Co.	157,777	7,964,583
IBM Corp.	84,331	9,116,181
Intel Corp.	357,836	9,539,908
Microsoft Corp.	492,395	17,529,262
Oracle Corp.*	241,336	5,449,367
Qualcomm, Inc.	100,153	3,941,021
Other Securities	1,780,783	42,757,699
		116,962,779
TELECOMMUNICATIONS (3.4%)
AT&T	371,163	15,425,534
Verizon Communications	176,888	7,728,237
Other Securities	323,971	4,549,663
		27,703,434
UTILITIES (3.4%)
Other Securities	613,689	28,027,987
		28,027,987
TOTAL INDEXED ASSETS-COMMON STOCK (Cost: $600,878,781) 96.4%		$787,326,784

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
Other Securities (a)	2.80 - 3.13%	2/28/08 - 3/27/08	$1,800,000	$1,790,059
				1,790,059
US GOVERNMENT AGENCIES (3.3%)
Freddie Mac Discount Note	3.25	01/02/08	26,300,000	26,297,625
				26,297,625
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,087,944) 3.5%				28,087,684
TEMPORARY CASH INVESTMENTS** (Cost: $65,500) 0.0% (1)				65,500
TOTAL INVESTMENTS (Cost: $629,032,225) 99.9%				815,479,968
OTHER NET ASSETS 0.1%				936,565
NET ASSETS 100.0%				$816,416,533

(1)  Less than 0.05%.

(a)  These securities, or a portion thereof, have been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
76 S&P 500 Stock Index Futures Contracts	March 2008	$28,066,800	$160,750

Face Value of futures purchased and outstanding as percentage of total investments in securities: 3.4%

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

  The total value of non-income producing investments at December 31, 2007 was $115,214,228, or 14.1% of the Fund's investments.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Monsanto Co.	9,354	$1,044,748
Other Securities	123,386	6,510,230
		7,554,978
CONSUMER, CYCLICAL (4.8%)
Comcast corp. C1 A	52,571	959,946
McDonald's Corp.	20,233	1,191,926
Time Warner, Inc.	61,833	1,020,863
Other Securities	514,484	15,621,175
		18,793,910
CONSUMER, NON-CYCLICAL (6.1%)
Altria Group, Inc.	36,032	2,723,299
CVS Corp.	25,265	1,004,284
Coca-Cola Co.	33,998	2,086,457
PepsiCo, Inc.	27,536	2,089,982
Proctor & Gamble Co.	53,127	3,900,584
Wal-Mart Stores, Inc.	40,420	1,921,163
Other Securities	244,941	10,007,067
		23,732,836
ENERGY (7.3%)
ChevronTexaco Corp.	36,120	3,371,080
ConocoPhillips	27,363	2,416,153
Exxon Mobil Corp.	93,464	8,756,642
Occidental Petroleum	14,175	1,091,333
Schlumberger, Ltd.	20,457	2,012,355
Valero Energy Corp.	9,416	659,402
Other Securities	178,347	9,898,625
		28,205,590
FINANCIAL (9.8%)
American Int'l. Group, Inc.	43,387	2,529,462
Bank of America Corp.	75,925	3,132,665
Citigroup, Inc.	85,402	2,514,235
Goldman Sachs Group, Inc.	6,803	1,462,985
J.P. Morgan Chase & Co.	57,462	2,508,216
MetLife, Inc.	12,669	780,664
Morgan Stanley	18,154	964,159
Wachovia Corp.	33,793	1,285,148
Wells Fargo & Company	57,725	1,742,718
Other Securities	508,107	21,362,415
		38,282,667
HEALTHCARE (6.7%)
Abbott Laboratories	26,435	1,484,325
Gilead Sciences, Inc.	15,922	732,571
Johnson & Johnson	48,954	3,265,232
Medtronic, Inc.	19,342	972,322
Mersk & Co., Inc.	37,234	2,163,668
Pfizer, Inc.	116,835	2,655,660
Wyeth	22,908	1,012,305
Other Securities	302,169	13,688,527
		25,974,610

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIAL (7.5%)
3M Company	12201	$1,028,788
General Electric Co.	172,883	6,408,773
Google, Inc.*	3,960	2,738,261
Lockheed Martin Corp.	5,937	624,929
United Parcel Service Cl B	17,976	1,271,263
United Technologies Corp.	16,910	1,294,291
Other Securities	277,342	15,901,492
		29,267,797
TECHNOLOGY (8.4%)
Apple Computer, Inc.*	14,978	2,966,842
Cisco Systems, Inc.*	103,786	2,809,487
Hewlett-Packard Co.	44,102	2,226,269
IBM Corp.	23,572	2,548,133
Intel Corp.	100,023	2,666,613
Microsoft Corp.	137,634	4,899,770
Oracle Corp.*	67,459	1,523,224
Qualcomm, Inc.	27,995	1,101,603
Other Securities	479,769	11,951,741
		32,693,682
TELECOMMUNICATIONS (2.0%)
AT&T	103,747	4,311,725
Verizon Communications	49,444	2,160,208
Other Securities	89,933	1,271,725
		7,743,658
UTILITIES (2.0%)
Other Securities	171,540	7,834,402
		7,834,402
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $178,600,486 ) 56.5%		$220,084,130

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	2.80%	02/28/08	$800,000	$796,382
US GOVERNMENT AGENCIES (2.8%)
FHLB	3.15	01/02/08	10,700,000	10,699,064
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,495,446 ) 3.0%				11,495,446
TOTAL INDEXED ASSETS (Cost $190,095,932 ) 59.5%				$231,579,576

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
37 S&P 500 Stock Index Futures Contracts	March 2008	$13,664,100	$1,725

Face Value of futures purchased and outstanding as percentage of total investments in securities: 3.5%

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.0%)
Monsanto Co.	9,850	$1,100,147
Other Securities	99,727	2,708,436
		3,808,583
CONSUMER, CYCLICAL (4.6%)
Comcast corp. C1 A	33,078	604,004
McDonald's Corp.	9,692	570,956
Time Warner, Inc.	26,172	432,100
Other Securities	759,770	16,167,582
		17,774,642
CONSUMER, NON-CYCLICAL (3.8%)
CVS Corp.	19,012	755,727
Coca-Cola Co.	18,826	1,155,352
PepsiCo, Inc.	14,841	1,126,432
Proctor & Gamble Co.	29,784	2,186,741
Wal-Mart Stores, Inc.	6,840	325,105
Other Securities	270,540	9,296,228
		14,845,585
ENERGY (3.8%)
ChevronTexaco Corp.	12,342	1,151,879
ConocoPhillips	8,835	780,131
Exxon Mobil Corp.	33,871	3,173,374
Occidental Petroleum	9,170	705,998
Schlumberger, Ltd.	10,019	985,569
Valero Energy Corp.	14,029	982,451
Other Securities	180,922	6,891,921
		14,671,323
FINANCIAL (6.2%)
American Int'l. Group, Inc.	23,043	1,343,407
Bank of America Corp.	31,000	1,279,060
Citigroup, Inc.	41,058	1,208,748
Goldman Sachs Group, Inc.	4,155	893,533
J.P. Morgan Chase & Co.	26,256	1,146,074
MetLife, Inc.	13,006	801,430
Morgan Stanley	9,215	489,409
Wachovia Corp.	26,019	989,503
Wells Fargo & Company	45,786	1,382,279
Other Securities	721,370	14,796,090
		24,329,533

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (3.5%)
Abbott Laboratories	18,025	$1,012,104
Gilead Sciences, Inc.	18,154	830,665
Johnson & Johnson	25,948	1,730,732
Medtronic, Inc.	16,363	822,568
Mersk & Co., Inc.	17,509	1,017,448
Wyeth	15,025	663,955
Other Securities	282,399	7,710,900
		13,788,372
INDUSTRIAL (7.3%)
3M Company	7886	664,948
General Electric Co.	72,758	2,697,139
Google, Inc.*	1,321	913,445
Lockheed Martin Corp.	8,361	880,079
United Parcel Service Cl B	8,443	597,089
United Technologies Corp.	9,254	708,301
Other Securities	947,537	22,234,351
		28,695,352
TECHNOLOGY (5.9%)
Apple Computer, Inc.*	5,408	1,071,217
Cisco Systems, Inc.*	45,576	1,233,742
Hewlett-Packard Co.	19,788	998,898
IBM Corp.	9,082	981,764
Intel Corp.	46,026	1,227,053
Microsoft Corp.	46,411	1,652,232
Oracle Corp.*	57,291	1,293,631
Qualcomm, Inc.	14,426	560,580
Other Securities	673,480	13,769,801
		22,788,918
TELECOMMUNICATIONS (1.1%)
AT&T	37,832	1,572,289
Verizon Communications	23,473	1,025,535
Other Securities	159,873	1,490,858
		4,088,682
UTILITIES (1.3%)
Other Securities	135,504	4,866,848
		4,866,848
TOTAL ACTIVE ASSETS-COMMON STOCK (Cost: $138,709,555 ) 38.5%		$149,657,838

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
Other Securities			$460,000	$303,600
TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000 ) 0.1%				303,600

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES ( 1.7%)
FHLB	3.15%	01/02/08	$3,950,000	$3,949,654
Freddie Discount	3.25	01/02/08	2,846,000	2,845,743
				6,795,397
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,795,397 ) 1.7%				6,795,397
TEMPORARY CASH INVESTMENTS** (Cost: $240,100 ) 0.1%				240,100
TOTAL INVESTMENTS (Cost: $336,300,984 ) 99.9%				388,576,511
OTHER NET ASSETS 0.1%				429,886
NET ASSETS 100.0%				$389,006,397

*  Non-income producing security.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

  The total value of non-income producing investments at December 31, 2007 was $88,452,872, or 22.8% of the Fund's total investments.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Louisiana-Pacific Corp.	179,076	$2,449,760
Other Securities	23,203	1,604,023
		4,053,783
CONSUMER, CYCLICAL (16.9%)
Audiovox Corp. Cl A*	229,479	2,845,540
Belo Corporation	130,087	2,268,717
Casey's General Stores, Inc.	94,695	2,803,919
Collective Brands Inc*	143,506	2,495,569
Crown Holdings, Inc.*	249,258	6,393,468
Pharmion Corp*	35,100	2,206,386
Pep Boys-Manny, Moe & Jack	173,640	1,993,387
Tupperware Corp.	140,876	4,653,134
Wolverine World Wide, Inc.	75,785	1,858,248
Other Securities	678,206	8,650,385
		36,168,753
CONSUMER, NON-CYCLICAL (5.9%)
Mueller Industries, Inc.	124,357	3,605,109
Vector Group, Ltd.	172,915	3,468,675
Other Securities	183,147	5,497,543
		12,571,327
ENERGY (7.2%)
CNX Gas Corp.*	84,587	2,702,555
Range Resources Corp.	62,925	3,231,828
Unisource Energy Corp.	74,739	2,358,015
W&T Offshore Inc	64,610	1,935,716
Other Securities	225,653	5,324,354
		15,552,468
FINANCIAL (21.8%)
Ashford Hospitality Trust	259,894	1,868,638
Bank Mutual Corp.	205,876	2,176,109
Brookline Bankcorp	238,907	2,427,295
Ellington Finance LLC-144A*(a)	119,000	2,380,000
First Niagara Financial Grp.	167,341	2,014,786
Highwoods Properties, Inc.	62,458	1,835,016
ISHARES	27,210	2,065,783
ISHARES	27,430	1,933,266
KNBT Bancorp, Inc.	128,648	1,983,752
LandAmerica Financial Group	57,523	1,924,144
National Financial Partners	53,861	2,456,600
NewAlliance Bankshare	199,699	2,300,532
Other Securities	1,482,154	21,388,867
		46,754,788

*  Non-income producing security.

(a)  Rule 144A restricted security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (2.3%)
Enzon, Inc.*	326,010	$3,106,875
Other Securities	79,425	1,921,765
		5,028,640
INDUSTRIAL (20.6%)
Alaska Air Group, Inc.*	88,959	2,224,865
Allis-Chalmers Corp*	143,013	2,109,442
Baldor Electric Company	61,977	2,086,146
CF Industries Holdings	18,080	1,989,885
Flotek Industries, Inc.*	89,438	3,223,346
Horsehead Holding Corp*	109,095	1,851,342
MKS Instruments, Inc.*	94,508	1,808,883
Perini Corp.*	46,250	1,915,675
Sauer-Danfoss Inc	111,642	2,796,632
Siligan Holdings, Inc.	68,620	3,564,123
Taseko Mines Ltd*	550,312	2,784,579
Trico Marine Services, Inc.*	60,426	2,236,971
USEC Inc*	231,806	2,086,254
Other Securities	645,242	13,538,443
		44,216,586
TECHNOLOGY (11.3%)
Anixter International, Inc.*	32,292	2,010,823
Informatica Corp.*	129,283	2,329,680
Tech Data Corp.*	70,171	2,646,850
Technitrol, Inc.	67,365	1,925,292
Other Securities	1,144,715	15,401,641
		24,314,286
TELECOMMUNICATIONS (1.8%)
Iowa Telecomunications Service	112,405	1,827,705
Other Securities	333,225	1,934,128
		3,761,833
UTILITIES (4.4%)
Sierra Pacific Resources	130,827	2,221,442
Westar Energy, Inc.	96,599	2,505,781
Other Securities	189,517	4,809,005
		9,536,228
TOTAL EQUITY SECURITIES (Cost: $212,613,322) 94.1%		$201,958,692

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.6%)
Other Securities	7.25%	7/15/10	$1,890,000	$1,247,400
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.6%				1,247,400
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (5.1%)
FHLB	3.15%	01/02/08	10,900,000	10,899,046
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,899,046) 5.1%				10,899,046
TOTAL INVESTMENTS (Cost: $225,402,368) 99.8%				214,105,138
OTHER NET ASSETS 0.2%				483,830
NET ASSETS 100%				$214,588,968

Abrreviations: FHLB = Federal Home Loan Bank

  The total value of non-income producing investments at December 31, 2007 was $89,525,585, or 41.8% of the Fund's total investments.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (1.0%)
Darling International Inc*	185,986	$2,149,998
		2,149,998
CONSUMER, CYCLICAL (14.2%)
AAR Corp*	75,898	2,886,401
ArvinMeritor, Inc.	149,787	1,757,002
California Pizza Kitchen Inc*	115,810	1,803,162
Collective Brands Inc*	111,276	1,935,090
L-1 Identity Solutions Inc*	101,051	1,813,865
Sonic Corp.*	97,869	2,143,331
Sunopta*	175,354	2,340,976
THQ, Inc.*	64,875	1,828,826
Other Securities	792,301	15,056,767
		31,565,420
CONSUMER, NON-CYCLICAL (11.2%)
FTI Consulting Inc*	36,188	2,230,628
Hologic, Inc.*	45,830	3,145,771
Icon Spon ADR*	37,645	2,328,720
Longs Drug Stores Corp.	49,105	2,307,935
Watson Wyatt Worldwide Inc	35,656	1,654,795
Other Securities	492,406	13,297,714
		24,965,563
ENERGY (7.1%)
Aegean Marine Pretroleum	53,850	2,067,302
Alpha Natural Resources Inc*	50,075	1,626,436
Genco Shipping & Trading Ltd	33,216	1,818,908
T-3 Energy Services Inc*	89,823	4,222,579
Other Securities	164,582	6,012,126
		15,747,351
FINANCIAL (7.3%)
Lazard, Ltd. Cl A	51,296	2,086,721
National Financial Partners	37,871	1,727,296
Westamerica Bancorp	40,113	1,787,034
Other Securities	457,322	10,581,919
		16,182,970
HEALTHCARE (10.4%)
Inverness Medical Innovations*	55,277	3,105,462
Varian, Inc.*	45,787	2,989,891
Other Securities	798,060	17,104,140
		23,199,493

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (28.8%)
Actuant Corp. Cl A	49,364	$1,678,870
Allis-Chalmers Corp*	209,096	3,084,166
Bucyrus International , Inc.	16,300	1,620,057
Curtis Wright Corp. Cl B	31,790	1,595,858
DIODES, Inc.*	53,577	1,611,060
DeVry, Inc.	54,091	2,810,568
FLIR Systems Inc.*	68,140	2,132,782
Flotek Industries, Inc.*	74,004	2,667,104
Genesee & Wyoming, Inc. Cl A*	70,017	1,692,311
Harmonic, Inc.*	195,357	2,047,341
ICO, Inc.*	152,481	1,957,856
Ladish Co Inc*	51,603	2,228,734
Magellan Health Services, Inc.	64,787	3,021,018
RBC Bearings Inc*	39,289	1,707,500
RTI International Metals Inc*	29,772	2,052,184
WMS Industries Inc*	57,038	2,089,872
Wright Express Corp*	57,763	2,050,009
Other Securities	1,226,643	28,257,538
		64,304,828
TECHNOLOGY (15.7%)
Ansys, Inc.*	43,289	1,794,762
Aspen Technology, Inc.*	110,542	1,792,991
Illumina Inc.*	35,512	2,104,441
Informatica Corp.*	99,182	1,787,260
Microsemi Corp.*	77,439	1,714,499
ValueClick , Inc.*	91,583	2,005,668
Viasat, Inc.*	114,453	3,940,617
Wabtech	65,097	2,241,941
Websense, Inc.*	101,950	1,731,111
Other Securities	885,151	15,859,429
		34,972,719
TELECOMMUNICATIONS (0.9%)
Other Securities	187,308	2,071,216
UTILITIES (0.4%)
Other Securities	90,694	884,267
TOTAL EQUITY SECURITIES (Cost: $200,480,679) 97.0%		$216,043,825

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (2.9%)
FHLB	3.15%	01/02/08	$6,350,000	$6,349,444
				6,349,444
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,349,444) 2.9%				6,349,444
TOTAL INVESTMENTS (Cost: $206,830,123) 99.9%				222,393,269
OTHER NET ASSETS 0.1%				216,216
NET ASSETS 100%				$222,609,485

* Non-income producing security.

FHLB = Federal Home Loan Bank

  The total value of non-income producing investments at December 31, 2007 was $152,250,774 or 68.5% of the Fund's total investments.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (7.6%)
Cytec Industries, Inc.	6,461	$397,868
Huntsman Corp.	15,016	385,911
Lubrizol Corp.	6,718	363,847
Sonoco Products Co.	16,587	542,063
Steel Dynamics, Inc.	8,821	525,467
Other Securities	21,769	795,653
		3,010,809
CONSUMER, CYCLICAL (13.1%)
Crown Holdings, Inc.*	33,327	854,838
Johnson Controls, Inc.	20,583	741,811
Polo Ralph Lauren Corp.	9,774	603,935
V F Corp.	7,624	523,464
Other Securities	89,575	2,474,125
		5,198,173
CONSUMER, NON-CYCLICAL (5.2%)
Kroger Co.	24,039	642,082
Reynolds American Inc	7,737	510,333
Vector Group, Ltd.	27,923	560,135
Other Securities	13,904	361,921
		2,074,471
ENERGY (8.1%)
CNX Gas Corp.*	15,834	505,896
Denbury Resources, Inc.*	24,396	725,781
Grant Prideco, Inc.*	12,488	693,209
Range Resources Corp.	18,080	928,589
Other Securities	13,431	346,788
		3,200,263
FINANCIAL (21.3%)
American Financial Group	17,283	499,133
Ameriprise Financial, Inc.	11,923	657,077
Aon Corp.	10,062	479,857
Associated Banc-Corp.	13,850	375,197
Assurant, Inc.	5,867	392,502
Equity Residential	13,014	474,621
Principal Financial Group Inc.	8,627	593,883
Prologis Trust	6,968	441,632
StanCorp Financial GP	9,890	498,258
Vornado Realty Trust	7,279	640,188
Other Securities	128,634	3,440,006
		8,492,354

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (3.8%)
CIGNA Corp.	8,796	$472,609
McKesson Corp.	5,927	388,278
Other Securities	15,594	644,976
		1,505,863
INDUSTRIAL (10.1%)
Agnico-Eagle Mines, Ltd.	8,491	463,863
Alliant TechSystems Inc.*	4,993	568,004
CSX Corp.	8,367	367,981
Donnelley R.R. & Sons	16,355	617,238
Lincoln Electric Holdings	5,614	399,605
Mettler-Toledo International*	3,835	436,423
Textron, Inc.	9,064	646,263
Other Securities	24,053	505,887
		4,005,264
TECHNOLOGY (10.9%)
Arrow Electronics*	9,661	379,484
DRS Technologies Inc	7,883	427,810
Embarq Corp.	8,480	420,014
People's United Financial Inc.	22,806	405,947
Xerox Corp.	30,277	490,188
Other Securities	92,812	2,196,039
		4,319,482
TELECOMMUNICATIONS (0.5%)
Other Securities	28,189	197,605
UTILITIES (15.5%)
American Electric Power, Inc.	17,050	793,848
Constellation Energy Group	5,927	607,695
Edison International	14,171	756,306
Energen Corp.	14,544	934,161
Entergy Corp.	4,815	575,489
PG & E Corp.	13,826	595,762
PPL Corporation	9,824	511,732
Pepco Holdings, Inc.	19,798	580,675
Sempra Energy	13,069	808,710
		6,164,378
TOTAL EQUITY SECURITIES (Cost: $35,400,979) 96.1%		$38,168,662

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.5%)
FHLB	3.15%	01/02/08	$1,400,000	$1,399,877
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,399,877) 3.5%				1,399,877
TOTAL INVESTMENTS (Cost: $36,800,857) 99.6%				39,568,539
OTHER NET ASSETS 0.4%				178,835
NET ASSETS 100.0%				$39,747,374

* Non-income producing security.

  The total value of non-income producing investments was $7,488,555, or 18.93% of the Fund's total investments as of December 31,2007.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (6.2%)
Arch Coal, Inc.	44,250	$1,988,153
Martin Marietta Materials, Inc	12,945	1,716,507
Steel Dynamics, Inc.	29,855	1,778,462
Other Securities	573,553	18,063,881
		23,547,003
CONSUMER, CYCLICAL (9.2%)
Borg-Warner, Inc.	35,862	1,736,079
Other Securities	1,383,562	33,100,371
		34,836,450
CONSUMER, NON-CYCLICAL (5.4%)
Energizer Holdings, Inc.*	17,745	1,989,747
Hologic, Inc.*	38,761	2,660,555
Other Securities	432,672	15,917,234
		20,567,536
ENERGY (7.3%)
Denbury Resources, Inc.*	75,539	2,247,285
Exterran Holdings Inc*	20,325	1,662,585
FMC Technologies Inc.	40,229	2,280,984
Grant Prideco, Inc.*	39,280	2,180,433
KBR INC.*	52,393	2,032,848
NewField Exploration Company*	40,482	2,133,401
Pioneer Natural Resources Co.	36,950	1,804,638
Plains Exploration & Prod. Co.	34,884	1,883,736
Pride International, Inc.*	51,616	1,749,782
Other Securities	242,071	9,830,767
		27,806,459
FINANCIAL (13.3%)
AMB Property Corp.	30,626	1,762,833
Eaton Vance Corp.	38,221	1,735,616
Everest RE Group	19,541	1,961,916
New York Community Bancorp	100,073	1,759,283
Other Securities	1,533,480	43,430,388
		50,650,036
HEALTHCARE (10.5%)
Covance, Inc.*	19,743	1,710,139
Dentsply International, Inc.	46,836	2,108,557
Health Net, Inc.*	34,082	1,646,161
Intuitive Surgical, Inc.*	11,816	3,816,568
Schein (Henry), Inc.*	27,689	1,700,105
Other Securities	854,020	28,659,611
		39,641,141

* Non-income producing security

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIAL (17.7%)
AGCO Corp.*	28,322	$1,925,330
CF Industries Holdings	14,858	1,635,271
Cameron International Corp.*	67,640	3,255,513
Flowserve Corp	17,670	1,699,854
Harsco Corp.	26,042	1,668,511
Joy Global, Inc.	33,413	2,199,244
Roper Industries, Inc.	27,300	1,707,342
SPX, Inc.	16,203	1,666,479
Stericycle, Inc.*	26,875	1,596,375
Other Securities	1,393,132	49,745,642
		67,099,561
TECHNOLOGY (14.0%)
Activision, Inc.*	90,086	2,675,554
Alliance Data Systems*	24,350	1,826,007
Amphenol Corp Cl A	55,129	2,556,332
Avnet, Inc.*	46,399	1,622,573
Cypress Semiconductor Corp.*	49,229	1,773,721
Harris Corp.	42,383	2,656,566
Lam Research Corp.*	41,771	1,805,760
McAfee, Inc.*	49,248	1,846,800
Western Digital Corp.*	68,065	2,056,244
Other Securities	1,757,977	34,429,977
		53,249,534
TELECOMMUNICATIONS (0.6%)
Telephone & Data Systems, Inc.	32,863	2,060,181
Other Securities	76,729	364,463
		2,424,644
UTILITIES (8.1%)
Equitable Resources, Inc.	37,624	2,004,607
Southwestern Energy Co.*	52,706	2,936,778
Wisconsin Energy Corp.	36,164	1,761,548
Other Securities	858,904	23,861,129
		30,564,062
TOTAL INDEXED ASSETS (Cost: $296,320,863) 92.3%		$350,386,426

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
Other Securities (a)	2.80 - 3.13%	2/28/08 - 3/27/08	$1,800,000	$1,789,660
US GOVERNMENT AGENCIES (5.0%)
FHLB	3.15	01/02/08	15,300,000	15,298,661
Freddie Mac	3.25	01/02/08	3,278,000	3,277,704
				18,576,365
COMMERCIAL PAPER (2.4%)
NSTAR Electric Company	3.75	01/02/08	2,800,000	2,799,708
Nestle Capital Corp.	3.49	01/07/08	6,465,000	6,461,239
				9,260,947
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,627,101) 7.9%				29,626,972
TEMPORARY CASH INVESTMENTS** (Cost: $100,500) 0.0%				100,500
TOTAL INVESTMENTS (Cost: $326,048,464) 100.2%				380,113,898
OTHER NET ASSETS -0.2%				(961,634)
NET ASSETS 100.0%				$379,152,264

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
68 S&P 500 Stock Index Futures Contracts	March 2008	$29,403,200	$166,000

Face Value of futures purchased and outstanding as percentage of total investments in securities: 7.7%

*  Non-income producing security.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

(a)  These securities, or a portion thereof, have been segregated to cover initial margin requirements on open futures contracts.

  The total value of non-income producing investments at December 31, 2007 was $142,810,438, or 37.6% of the Fund's total investments.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (93.1%)
ISHARES-MSCI EAFE Index Fund	3,115	$244,528
ISHARES-MSCI EAFE Value Index Fund	3,150	226,643
ISHARES-MSCI EAFE Growth Index Fund	2,925	227,302
VANGUARD EUR PACIFIC ETF	25,530	1,223,397
VANGUARD EURO ETF-CL END FD	2,352	158,878
VANGUARD EURO ETF-CL END	4,910	366,089
TOTAL INVESTMENTS (COST: $2,539,321) 93.1%		2,446,837
OTHER NET ASSETS 6.9%		180,250
NET ASSETS 100.0%		$2,627,087

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.0%)
Monsanto Co.	16,121	$1,800,554
Other Securities	46,566	2,576,816
		4,377,370
CONSUMER, CYCLICAL (4.1%)
Other Securities	281,857	9,119,893
CONSUMER, NON-CYCLICAL (6.0%)
CVS Corp.	30,751	1,222,352
Coca-Cola Co.	30,511	1,872,460
Colgate-Palmolive Co.	15,248	1,188,734
PepsiCo, Inc.	24,671	1,872,529
Proctor & Gamble Co.	49,492	3,633,703
Other Securities	86,197	3,354,148
		13,143,926
ENERGY (7.0%)
ChevronTexaco Corp.	20,379	1,901,972
ConocoPhillips	14,580	1,287,414
Exxon Mobil Corp.	57,578	5,394,483
Schlumberger, Ltd.	16,701	1,642,877
Valero Energy Corp.	23,307	1,632,189
Other Securities	56,291	3,539,993
		15,398,928
FINANCIAL (9.4%)
American Int'l. Group, Inc.	37,104	2,163,163
Bank of America Corp.	51,679	2,132,276
Citigroup, Inc.	68,587	2,019,201
Goldman Sachs Group, Inc.	6,693	1,439,330
J.P. Morgan Chase & Co.	43,000	1,876,950
MetLife, Inc.	21,615	1,331,916
Wachovia Corp.	42,911	1,631,905
Wells Fargo & Company	76,082	2,296,916
Other Securities	99,572	5,736,718
		20,628,375

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (6.5%)
Abbott Laboratories	29,955	$1,681,973
Gilead Sciences, Inc.*	29,862	1,373,951
Johnson & Johnson	43,116	2,875,837
Medtronic, Inc.	27,195	1,367,093
Merck & Co., Inc.	29,067	1,689,083
Other Securities	91,207	5,190,519
		14,178,456
INDUSTRIAL (6.8%)
General Electric Co.	120,915	4,482,319
Google, Inc.*	2,263	1,564,819
ITT Industries, Inc.	19,101	1,261,430
Lockheed Martin Corp.	13,893	1,462,377
Northrop Grumman Corp.	15,110	1,188,250
Other Securities	113,919	5,042,601
		15,001,796
TECHNOLOGY (9.1%)
Apple Computer, Inc.*	9,656	1,912,660
Cisco Systems, Inc.*	74,498	2,016,661
Hewlett-Packard Co.	32,884	1,659,984
IBM Corp.	15,092	1,631,445
Intel Corp.	76,570	2,041,356
Microsoft Corp.	78,326	2,788,406
Oracle Corp.*	95,230	2,150,293
Other Securities	209,596	5,882,527
		20,083,332
TELECOMMUNICATIONS (2.3%)
AT&T	62,373	2,592,222
Verizon Communications	40,101	1,752,013
Other Securities	67,804	646,402
		4,990,637
UTILITIES (2.3%)
Other Securities	71,799	4,948,171
TOTAL EQUITY SECURITIES (Cost: $105,053,161) 55.5%		$121,870,884

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Strip	AAA	0.00%	08/15/21	$5,000,000	$2,662,490
U.S. Treasury Strip	AAA	0.00	11/15/25	5,000,000	2,168,255
					4,830,745
U.S. GOVERNMENT AGENCIES (16.6%)
MORTGAGE-BACKED OBLIGATIONS (16.6%)
FHLMC	AAA	5.00	06/15/17	1,700,000	1,720,402
FHLMC	AAA	4.00 - 6.00	6/15/17 - 5/1/37	2,377,494	2,390,414
FNMA	AAA	5.50	05/01/34	1,456,034	1,456,114
FNMA	AAA	5.00	11/01/33	1,361,992	1,330,944
FNMA	AAA	4.00 - 8.00	8/1/16 - 8/1/37	20,943,300	20,970,295
GNMA	AAA	6.27	10/16/27	3,000,000	3,119,925
GNMA		6.27 - 7.00	10/16/27 - 5/15/32	146,359	152,973
Other Securities				5,188,273	5,234,838
					36,375,905
BASIC MATERIALS (1.7%)
Monsanto Co.	A	4.00	05/15/08	500,000	498,341
Other Securities				3,228,000	3,183,076
					3,681,417
CONSUMER, CYCLICAL (4.0%)
Other Securities				9,179,068	8,904,612
CONSUMER, NON-CYCLICAL (1.4%)
Other Securities				3,000,000	3,055,188
ENERGY (1.5%)
Other Securities				3,300,000	3,401,565
FINANCIAL (7.8%)
Berkley (WR) Corp.	BBB+	8.7	1/1/22	1,500,000	1,754,607
First Tennessee Natl. Bank	BBB+	4.5	5/15/13	1,500,000	1,444,962
GE Capital Corp.	AAA	5.45	1/15/13	2,000,000	2,061,338
GMAC	BB+	—	12/1/12	2,500,000	1,375,608
Wells Fargo & Company	AA+	3.5	4/4/08	250,000	248,963
Other Securities				10,236,331	10,229,327
					17,114,805
HEALTHCARE (0.6%)
Other Securities				1,250,000	1,264,526
INDUSTRIAL (2.1%)
Seariver Maritime	AAA	—	9/1/12	3,000,000	2,420,733
Other Securities				2,250,000	2,243,835
					4,664,568
TECHNOLOGY (0.5%)
Other Securities				1,000,000	1,044,903
TELECOMMUNICATIONS (0.5%)
Other Securities				1,000,000	994,175

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
UTILITIES (1.1%)
Other Securities			$2,500,000	$2,428,664
TOTAL LONG-TERM DEBT SECURITIES (Cost: $88,297,720) 40.0%				$87,761,073
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.1%)
Freddie Mac	3.25%	01/02/08	8,983,000	8,982,189
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,982,189) 4.1%				8,982,189
TOTAL INVESTMENTS (Cost: $202,333,070) 99.6%				218,614,146
OTHER NET ASSETS 0.4%				962,094
NET ASSETS 100.0%				$219,576,240

Abrreviations: FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association
GMAC = General Motors Acceptance Corporation

(1)  U.S. Government guaranteed security.

  The total value of investments not rated or below-investment grade was $12,195,959, or 5.6% of the Fund's total investments as of December 31,2007.

  The total value of non-income producing investments at December 31, 2007 was $16,089,394, or 7.4% of the Fund's total investments.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Money Market Fund (15.0%)	121,905	$148,065
Bond Fund (30.0%)	234,221	296,462
Mid-Cap Equity Index Fund (5.0%)	32,476	49,105
Equity Index Fund (20.0%)	81,680	197,030
Mid-Term Bond Fund (30.0%)	309,415	297,083
TOTAL INVESTMENTS (COST: $1,025,240) 100.0%		987,745
OTHER NET ASSETS		—
NET ASSETS 100.0%		$987,745

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Money Market Fund (10.0%)	145,493	$176,715
Bond Fund (25.0%)	348,739	441,410
Mid-Cap Equity Index Fund (15.0%)	172,853	261,359
Equity Index Fund (25.0%)	181,318	437,374
Mid-Term Bond Fund (20.0%)	368,866	354,166
International Fund (5.0%)	90365	86,085
TOTAL INVESTMENTS (COST: $1,837,952) 100.0%		1,757,109
OTHER NET ASSETS		—
NET ASSETS 100.0%		$1,757,109

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Money Market Fund (9.0%)	408,418	$496,061
Bond Fund (25.0%)	1,088,148	1,377,304
Mid-Cap Equity Index Fund (12.0%)	435,323	658,220
Equity Index Fund (30.0%)	683,856	1,649,591
Mid-Term Bond Fund (11.0%)	632,653	607,439
Small Cap Growth Fund (3.0%)	152,383	165,280
Small Cap Value Fund (3.0%)	153,738	163,188
International Fund (7.0%)	398,898	380,003
TOTAL INVESTMENTS (COST: $5,751,614) 100.0%		5,497,086
OTHER NET ASSETS		—
NET ASSETS 100.0%		$5,497,086

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.0%)	949,554	$1,201,881
Mid-Cap Equity Index Fund (12.0%)	396,694	599,812
Equity Index Fund (35.0%)	726,810	1,753,202
Mid-Term Bond Fund (11.0%)	574,944	552,030
Small Cap Growth Fund (4.0%)	185,149	200,819
Small Cap Value Fund (4.0%)	187,152	198,656
International Fund (10.0%)	520,889	496,216
TOTAL INVESTMENTS (COST: $5,229,627) 100.0%		5,002,616
OTHER NET ASSETS		—
NET ASSETS 100.0%		$5,002,616

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	307,919	$389,744
Mid-Cap Equity Index Fund (15.0%)	194,375	293,901
Equity Index Fund (40.0%)	325,632	785,486
Mid-Term Bond Fund (5.0%)	101,712	97,659
Small Cap Growth Fund (5.0%)	90,718	98,397
Small Cap Value Fund (5.0%)	91,532	97,158
International Fund (10.0%)	203,076	193,458
TOTAL INVESTMENTS (COST: $2,044,306) 100.0%		1,955,803
OTHER NET ASSETS		—
NET ASSETS 100.0%		$1,955,803

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	354,782	$449,059
Mid-Cap Equity Index Fund (18.0%)	267,989	405,207
Equity Index Fund (40.0%)	373,359	900,613
Small Cap Growth Fund (6.0%)	125,335	135,944
Small Cap Value Fund (6.0%)	126,583	134,364
International Fund (10.0%)	233,243	222,195
TOTAL INVESTMENTS (COST: $2,362,270) 100.0%		2,247,382
OTHER NET ASSETS		—
NET ASSETS 100.0%		$2,247,382

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.0%)	155,240	$196,492
Mid-Cap Equity Index Fund (21.0%)	227,279	343,653
Equity Index Fund (40.0%)	271,907	655,892
Small Cap Growth Fund (7.0%)	106,290	115,287
Small Cap Value Fund (7.0%)	107,289	113,884
International Fund (13.0%)	220,325	209,889
TOTAL INVESTMENTS (COST: $1,723,418) 100.0%		1,635,097
OTHER NET ASSETS		—
NET ASSETS 100.0%		$1,635,097

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.0%)	83,812	$106,084
Mid-Cap Equity Index Fund (24.0%)	153,216	231,667
Equity Index Fund (35.0%)	140,301	338,434
Small Cap Growth Fund (8.0%)	71,692	77,761
Small Cap Value Fund (8.0%)	72,307	76,752
International Fund (14.0%)	139,803	133,181
TOTAL INVESTMENTS (COST: $1,018,216) 100.0%		963,879
OTHER NET ASSETS		—
NET ASSETS 100.0%		$963,879

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.0%)	55,112	$69,758
Mid-Cap Equity Index Fund (20.0%)	92,237	139,466
Equity Index Fund (35.0%)	101,317	244,396
Small Cap Growth Fund (10.0%)	64,563	70,028
Small Cap Value Fund (10.0%)	65,206	69,215
International Fund (15.0%)	108,932	103,772
TOTAL INVESTMENTS (COST: $735,875) 100.0%		696,635
OTHER NET ASSETS		—
NET ASSETS 100.0%		$696,635

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	4,717,308	$5,970,849
Equity Index Fund (24.5%)	2,001,096	4,827,017
Mid-Term Bond Fund (45.3%)	9,315,946	8,944,660
TOTAL INVESTMENTS (COST: $19,617,230) 100.0%		19,742,526
OTHER NET ASSETS		—
NET ASSETS 100.0%		$19,742,526

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.5%)	24,512,329	$31,026,040
Mid-Cap Index Fund (14.7%)	9,930,169	15,014,664
Equity Index Fund (34.5%)	14,560,977	35,123,800
Mid-Term Bond Fund (20.3%)	21,514,924	20,657,447
TOTAL INVESTMENTS (COST: $100,596,288) 100.0%		101,821,951
OTHER NET ASSETS		—
NET ASSETS 100.0%		$101,821,951

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.6%)	20,406,217	$25,828,803
Mid-Cap Index Fund (19.8%)	11,230,220	20,004,423
Equity Index Fund (44.8%)	18,706,771	45,124,230
Small Cap Growth Fund (4.9%)	4,554,197	4,939,646
Small Cap Value Fund (4.9%)	4,666,057	4,952,871
TOTAL INVESTMENTS (COST: $100,555,237) 100.0%		100,849,973
OTHER NET ASSETS		—
NET ASSETS 100.0%		$100,849,973

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (48.5%)
FHLB	AAA	4.26%	01/28/08	$7,853,000	$7,827,898
FHLB	AAA	4.25	01/18/08	5,000,000	4,989,939
FHLB	AAA	4.29	03/26/08	4,922,000	4,871,993
FHLB	AAA	4.34	01/18/08	4,000,000	3,991,791
FHLB	AAA	4.25	03/07/08	4,000,000	3,968,313
FHLB	AAA	4.27	02/01/08	3,185,000	3,173,269
FHLB	AAA	4.28	03/07/08	3,000,000	2,976,240
FHLB	AAA	4.28	02/29/08	2,963,000	2,942,187
FHLB	AAA	4.25	01/16/08	2,770,000	2,765,082
FHLB	AAA	4.34	02/27/08	2,363,000	2,347,091
FHLB	AAA	4.34	01/23/08	2,200,000	2,194,183
FHLB	AAA	4.28	02/06/08	900,000	896,169
FHLB	AAA	4.40	03/05/08	500,000	496,160
FHLB	AAA	4.30	03/26/08	100,000	98,984
FNMA	AAA	4.25	01/24/08	33,626,000	33,534,534
FNMA	AAA	4.25	02/01/08	5,964,000	5,942,109
FNMA	AAA	4.28	02/22/08	5,758,000	5,722,348
FNMA	AAA	4.27	02/29/08	5,199,000	5,162,561
FNMA	AAA	4.26	02/29/08	4,412,000	4,381,153
FNMA	AAA	4.29	03/26/08	3,664,000	3,626,773
FNMA	AAA	4.25	02/29/08	675,000	670,286
FNMA	AAA	4.25	01/23/08	385,000	383,998
FNMA	AAA	4.30	03/27/08	191,000	189,037
FNMA	AAA	4.30	03/28/08	112,000	110,835
Freddie Mac	AAA	4.33	02/21/08	10,000,000	9,938,621
Freddie Mac	AAA	4.28	02/06/08	5,000,000	4,978,569
Freddie Mac	AAA	4.25	03/31/08	5,000,000	4,946,203
Freddie Mac	AAA	4.35	01/30/08	4,222,000	4,207,196
Freddie Mac	AAA	4.28	03/24/08	4,030,000	3,989,999
Freddie Mac	AAA	4.25	03/17/08	4,000,000	3,963,584
Freddie Mac	AAA	4.30	02/08/08	3,950,000	3,932,044
Freddie Mac	AAA	4.28	02/25/08	3,500,000	3,477,084
Freddie Mac	AAA	4.27	02/29/08	2,905,000	2,884,644
Freddie Mac	AAA	4.33	01/30/08	1,800,000	1,793,715
Freddie Mac	AAA	4.30	02/04/08	1,687,000	1,680,138
Freddie Mac	AAA	4.28	02/29/08	957,000	950,277
Freddie Mac	AAA	4.26	01/10/08	600,000	599,360
Freddie Mac	AAA	4.30	01/30/08	449,000	447,442
Freddie Mac	AAA	4.34	03/10/08	125,000	123,966
					151,175,775
COMMERCIAL PAPER (51.5%)
Archer Daniels Midland	A-1	4.48	02/12/08	4,000,000	3,979,018
Archer Daniels Midland	A-1	4.50	01/08/08	2,000,000	1,998,238
Archer Daniels Midland	A-1	4.28	03/04/08	2,000,000	1,984,864
Archer Daniels Midland	A-1	4.42	01/10/08	730,000	729,191
American Express Cr.	A-1	4.55	01/25/08	2,500,000	2,492,359

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES: (Continued)
COMMERCIAL PAPER (CONTINUED)
American Express Cr.	A-1	4.70%	01/31/08	$1,600,000	$1,593,705
American Express Cr.	A-1	4.68	02/08/08	1,012,000	1,006,975
American Express Cr.	A-1	4.71	01/25/08	1,000,000	996,846
American Express Cr.	A-1	4.70	02/08/08	1,000,000	995,015
American Express Cr.	A-1	4.65	02/25/08	1,000,000	992,864
American Express Cr.	A-1	4.60	01/24/08	700,000	697,926
Chevron Funding	A-1+	4.26	01/24/08	8,500,000	8,476,808
Coca-Cola Co.	A-1	4.63	01/22/08	8,000,000	7,978,200
Coca-Cola Co.	A-1	4.46	02/25/08	1,000,000	993,157
Danaher Corp	A-1	4.35	01/25/08	5,300,000	5,284,604
Danaher Corp	A-1	4.65	01/31/08	2,170,000	2,161,560
Danaher Corp	A-1	4.75	01/22/08	1,010,000	1,007,184
Dover Corp	A-1	4.40	02/15/08	8,500,000	8,453,055
Eaton Corp.	A-1	4.52	02/04/08	5,100,000	5,078,075
Eaton Corp.	A-1	4.60	01/07/08	500,000	499,614
Genentech Inc	A-1+	4.50	01/04/08	5,600,000	5,597,893
Genentech Inc	A-1+	4.50	01/11/08	1,142,000	1,140,567
Genentech Inc	A-1+	4.26	01/22/08	645,000	643,401
Genentech Inc	A-1+	4.50	01/10/08	400,000	399,549
Hersheys Food Corp.	A-1	4.45	01/24/08	2,500,000	2,492,869
Hersheys Food Corp.	A-1	4.52	01/03/08	1,000,000	999,748
IBM CORP	A-1	4.40	01/11/08	8,700,000	8,689,331
Madison Gas & Electric	A-1+	4.40	01/18/08	643,000	641,663
Medtronic, Inc.	A-1+	4.50	01/07/08	2,700,000	2,697,961
Medtronic, Inc.	A-1+	4.45	01/09/08	2,600,000	2,597,421
Nstar Electric Company	A-1	3.75	01/02/08	2,487,000	2,486,741
National Rural Utilities	A-1	4.58	01/09/08	6,000,000	5,993,861
National Rural Utilities	A-1	4.50	01/07/08	3,250,000	3,247,550
Nestle Capital Corp.	A-1+	4.27	02/11/08	2,921,000	2,906,753
NetJets, Inc.	A-1+	4.47	02/08/08	4,600,000	4,578,217
NetJets, Inc.	A-1+	4.48	01/07/08	4,200,000	4,196,843
New Jersey Natural Gas	A-1	4.50	01/07/08	8,800,000	8,793,376
Rockwell Collins Inc	A-1	4.00	01/02/08	5,661,000	5,660,371
Rockwell Collins Inc	A-1	4.30	01/04/08	2,469,000	2,468,115
Sysco Corp	A-1+	4.50	01/08/08	4,500,000	4,496,033
Sysco Corp	A-1+	4.25	02/26/08	3,000,000	2,980,124
Toyota Motor Credit Corp.	A-1+	4.59	02/11/08	4,000,000	3,979,189
Toyota Motor Credit Corp.	A-1+	4.60	01/28/08	2,000,000	1,993,120
Toyota Motor Credit Corp.	A-1+	4.58	01/30/08	2,000,000	1,992,645
Toyota Motor Credit Corp.	A-1+	4.62	02/04/08	1,000,000	995,653
United Parcel Serv Inc	A-1+	4.36	02/27/08	8,500,000	8,441,086
Walgreen Co	A-1	4.23	01/30/08	2,219,000	2,211,423

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES: (Continued)
COMMERCIAL PAPER (CONTINUED)
Wal-Mart Stores	A-1+	4.50%	01/29/08	$1,300,000	$1,295,413
Washington Gas Light Co.	A-1	4.48	01/31/08	7,151,000	7,124,199
Washington Gas Light Co.	A-1	4.50	01/14/08	1,500,000	1,497,555
					160,637,928
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $311,815,907) 100%					311,813,703
TOTAL INVESTMENTS (Cost: $311,815,907) 100%					311,813,703
OTHER NET ASSETS 0.0%					6,016
NET ASSETS 100%					$311,819,719

Abrreviations: FNMA = Federal National Mortgage Association
FHLB = Federal Home Loan Bank

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.8%)
U.S. Treasury Note	AAA	4.75%	05/15/14	$9,500,000	$10,101,911
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	7,017,354
U.S. Treasury Strip	AAA	0.00	02/15/13	7,500,000	6,266,153
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	4,230,415
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,890,424
					31,506,257
U.S. GOVERNMENT AGENCIES (29.9%)
MORTGAGE-BACKED OBLIGATIONS (3.4%)
FHLMC	AAA	5.00	06/15/17	3,000,000	3,036,003
FHLMC	AAA	4.00 - 8.25	5/1/08 - 11/15/26	530,611	537,919
FNMA	AAA	4.00 - 8.75	4/1/08 - 11/25/26	522,209	523,507
Other Securities				19,157	19,380
					4,116,809
NON-MORTGAGE-BACKED OBLIGATION (26.5%)
FFCB	AAA	5.1	8/5/13	5,000,000	5,262,815
FHLB	AAA	3	4/15/09	3,500,000	3,465,560
FHLB	AAA	5.75	5/15/12	3,200,000	3,435,430
FHLB	AAA	4.5	11/28/08	2,000,000	2,001,272
FHLMC	AAA	5	7/15/14	5,500,000	5,773,317
FHLMC	AAA	6.63	9/15/09	5,000,000	5,247,725
FHLMC	AAA	5.63	3/15/11	2,750,000	2,912,734
FNMA	AAA	4.25	5/15/09	2,000,000	2,014,412
FNMA	AAA	4.38	9/15/12	1,750,000	1,785,684
FNMA	AAA	3.25	2/15/09	500,000	496,365
					32,395,314
BASIC MATERIALS (2.1%)
Bemis Co.	A	4.88	4/1/12	500,000	506,171
Other Securities				2,003,000	2,039,072
					2,545,243
CONSUMER, CYCLICAL (7.3%)
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	536,474
Leggett & Platt	A	4.7	4/1/13	750,000	751,414
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	499,934
Stanley Works	A	4.9	11/1/12	525,000	527,203
Target Corp.	A+	5.38	6/15/09	1,000,000	1,011,803
Whirlpool Corp.	BBB	6.5	6/15/16	500,000	515,355
Other Securities				5,225,000	5,115,989
					8,958,172
CONSUMER, NON-CYCLICAL (4.0%)
CVS Corp.	BBB+	6.13	8/15/16	500,000	513,243
Foster Fin Corp	BBB	6.88	06/15/11	500,000	534,694
Other Securities				3,350,000	3,819,018
					4,866,955
ENERGY (4.1%)
AGL Capital Corp	BBB+	6.38	7/15/16	500,000	502,557
Halliburton Co.	A	5.5	10/15/10	500,000	513,976
Noble Corp.	A-	5.88	6/1/13	500,000	525,725

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
ENERGY (CONTINUED)
PPL Energy Supply LLC	BBB	5.7%	10/15/15	$600,000	$584,015
Premco Refining Group	BBB	7.5	6/15/15	500,000	517,835
Other Securities				2,400,000	2,363,165
					5,007,273
FINANCIAL (11.2%)
American Honda Fin.	A+	3.85	11/6/08	700,000	694,805
Bank of America Corp.	AA-	5.75	8/15/16	500,000	500,892
Berkshire Hathaway Fin	AAA	4.2	12/15/10	500,000	502,588
Ford Motor Credit Co.	B	7.38	10/28/09	750,000	705,935
GE Capital Corp.	AAA	5	1/8/16	500,000	497,863
MACK-CALI Realty LP	BBB	5.8	1/15/16	500,000	499,671
Roslyn Bancorp, Inc.	BBB-	7.5	12/1/08	500,000	509,651
Western Union Co.	A-	5.4	11/17/11	500,000	503,826
Other Securities				9,275,000	9,260,646
					13,675,877
HEALTHCARE (2.7%)
Abbott Laboratories	AA	5.6	5/15/11	500,000	517,822
Allergan, Inc.	A	5.75	4/1/16	500,000	512,138
Lilly (Eli) & Co.	AA	5.2	3/15/17	500,000	499,599
WellPoint, Inc.	A-	5	1/15/11	500,000	500,721
Other Securities				1,375,000	1,323,469
					3,353,749
INDUSTRIAL (6.1%)
Dun & Bradstreet	A-	5.5	3/15/11	500,000	515,971
Nissan Mtr Accep Corp	BBB+	5.63	3/14/11	500,000	514,935
Steelcase	BBB-	6.5	8/15/11	500,000	524,087
Union Pacific Corp.	BBB	6.13	1/15/12	500,000	521,243
Other Securities				5,600,000	5,445,500
					7,521,736
TECHNOLOGY (1.0%)
General Dynamics Corporation	A	4.5	8/15/10	500,000	503,683
Other Securities				650,000	659,401
					1,163,084
TELECOMMUNICATIONS (0.2%)
Other Securities				250,000	247,188
UTILITIES (1.8%)
Duke Energy Corp.	A	4.5	4/1/10	500,000	501,789
Other Securities				1,785,000	1,747,430
					2,249,219
TOTAL LONG-TERM DEBT SECURITIES (Cost: $115,280,308) 96.2%					117,606,876

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.4%)
FNMA	AAA	4.27%	02/29/08	$451,000	$447,839
COMMERCIAL PAPER (2.4%)
Chevron Funding	A-1+	4.42	01/16/08	1,000,000	998,152
Nstar Electric Company	A-1	3.75	01/02/08	700,000	699,927
National Rural Utilities	A-1	4.58	01/09/08	1,179,000	1,177,794
					2,875,873
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,323,712) 2.8%					3,323,712
TEMPORARY CASH INVESTMENTS** (Cost: $53,700) 0.0% (3)					53,700
TOTAL INVESTMENTS (Cost: $118,657,720) 99.0%					120,984,288
OTHER NET ASSETS 1.0%					1,208,039
NET ASSETS 100.0%					$122,192,327

Abbreviations: FFCB = Federal Farm Credit Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FHLB = Federal Home Loan Bank

  NR = Not Rated

(3)  less than 0.05%

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

  The total value of investments not rated or below-investment grade was $2,810,223, or 2.3% of the Fund's total investments as December 31, 2007

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.0%)
U.S. Treasury Strip	AAA	0.00%	11/15/25	$40,000,000	$17,346,040
U.S. Treasury Strip	AAA	0.00	02/15/18	15,000,000	9,655,245
					27,001,285
U.S. GOVERNMENT AGENCIES (40.0%)
MORTGAGE-BACKED OBLIGATIONS (35.6%)
FHARM	AAA	5.26	04/01/37	3,169,710	3,195,886
FHARM	AAA	5.48	05/01/37	2,642,740	2,648,689
FHLMC	AAA	5.50	12/15/20	3,500,000	3,481,716
FHLMC	AAA	5.43	04/01/37	3,142,192	3,177,576
FHLMC	AAA	4.00 - 6.00	10/15/26 - 3/1/37	3,761,713	3,802,405
FNMA	AAA	6.00	06/01/37	2,073,965	2,088,812
FNMA	AAA	6.00	05/01/37	1,923,824	1,937,597
FNMA	AAA	5.00	09/01/35	5,006,150	4,887,364
FNMA	AAA	5.50	10/01/34	4,098,510	4,098,735
FNMA	AAA	5.50	07/01/33	3,787,431	3,790,241
FNMA	AAA	5.50	08/01/35	3,402,943	3,400,867
FNMA	AAA	5.00	11/01/33	3,457,364	3,378,550
FNMA	AAA	5.50	03/01/24	3,298,015	3,316,127
FNMA	AAA	5.00	10/01/20	2,632,678	2,635,260
FNMA	AAA	5.00	01/01/34	2,662,318	2,601,627
FNMA	AAA	6.00	04/01/33	2,459,407	2,505,617
FNMA	AAA	5.50	07/01/34	2,499,678	2,499,816
FNMA	AAA	5.50	10/01/33	2,400,931	2,402,713
FNMA	AAA	4.50	05/01/18	2,354,196	2,316,347
FNMA	AAA	6.50	05/01/32	2,235,946	2,311,541
FNMA	AAA	4.00	05/01/19	2,362,441	2,266,025
FNMA	AAA	5.00	06/01/33	2,268,773	2,217,054
FNMA	AAA	6.00	01/01/37	2,159,066	2,192,950
FNMA	AAA	6.00	12/01/36	2,096,570	2,129,474
FNMA	AAA	5.00	09/01/20	2,101,220	2,103,281
FNMA	AAA	4.50 - 8.00	9/1/16 - 2/25/47	50,838,083	50,820,523
FNMA	AAA	6.50	09/01/37	2,568,800	2,640,562
FNMA	AAA	6.00	08/01/37	1,292,827	1,312,942
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,119,925
Other Securities				7,190,928	7,267,414
					136,547,636
NON-MORTGAGE-BACKED OBLIGATIONS (4.4%)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	4,306,640
FHLMC	AAA	5.20	03/05/19	10,000,000	10,009,270
FHLB	AAA	4.50	10/20/08	2,500,000	2,501,590
					16,817,500
BASIC MATERIALS (4.3%)
Lyondell Chemical Co.	BB	10.25	11/01/10	5,000,000	5,200,000
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,360,938
Other Securities				8,000,000	8,090,929
					16,651,867

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
CONSUMER, CYCLICAL (10.7%)
Johnson Controls, Inc.	A-	4.88%	09/15/13	$2,500,000	$2,439,653
Kellwood, Co.	BB-	7.88	07/15/09	4,000,000	4,037,916
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,499,668
Target Corp.	A+	5.38	06/15/09	3,250,000	3,288,418
Other Securities				29,709,170	28,768,011
					41,033,666
CONSUMER, NON-CYCLICAL (3.4%)
Foster Fin Corp	BBB	6.88	06/15/11	2,000,000	2,138,776
Other Securities				11,000,000	11,086,557
					13,225,333
ENERGY (2.7%)
Noble Corporation	A-	7.50	03/15/19	2,000,000	2,303,696
Other Securities				8,000,000	7,995,417
					10,299,113
FINANCIAL (14.1%)
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,848,690
Deere Capital Corp.	A	3.90	01/15/08	2,500,000	2,499,123
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	2,500,000	2,528,125
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	5,000,000	4,816,540
Ford Motor Credit Co.	B	7.38	10/28/09	3,000,000	2,823,738
GMAC	BB+	0.00	12/01/12	10,000,000	5,502,430
SLM Corp.	BBB+	4.00	01/15/09	2,250,000	2,167,578
Simon Property Group	A-	7.88	03/15/16	5,000,000	5,524,435
Other Securities				22,350,999	22,416,009
					54,126,668
HEALTHCARE (1.8%)
Other Securities				6,750,000	6,799,388
INDUSTRIAL (5.2%)
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	8,069,110
Other Securities				11,750,000	11,717,137
					19,786,247
TECHNOLOGY (1.1%)
Arrow Electronics	BBB-	6.88	06/01/18	2,000,000	2,129,096
Other Securities				2,000,000	2,050,516
					4,179,612
TELECOMMUNICATIONS (1.4%)
Other Securities				6,000,000	5,536,698
UTILITIES (2.2%)
Other Securities				8,750,000	8,460,204
TOTAL LONG-TERM DEBT SECURITIES (Cost: $361,764,006) 93.9%					360,465,217

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rating	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	AAA	4.25%	01/11/08	$3,885,000	$3,880,403
Freddie Discount	AAA	4.25	02/08/08	986,000	981,569
					4,861,972
COMMERCIAL PAPER (3.9%)
Chevron Funding	A-1+	4.42	01/16/08	5,000,000	4,990,759
Rockwell Collins Inc	A-1	4.00	01/02/08	9,000,000	8,999,000
Other Securities				1,000,000	996,060
					14,985,819
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,847,790) 5.2%					19,847,791
TEMPORARY CASH INVESTMENTS** (Cost: $149,200) 0.0% (3)					149,200
TOTAL INVESTMENTS (Cost: $381,760,996) 99.1%					380,462,208
OTHER NET ASSETS 0.9%					3,462,270
NET ASSETS 100.0%					$383,924,478

Abbreviations: FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association
FHLB = Federal Home Loan Bank
NR = Not Rated

(1)  U.S. Government Guaranteed Security

(3)  less than 0.05%

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

  The total value of investments not rated or below-investment grade was 35,953,304, or 9.4% of the Fund's total investments as December 31, 2007.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $629,032,225 All America Fund — $336,300,984 Small Cap Value Fund — $225,402,368 Small Cap Growth Fund — $206,830,123 Mid Cap Value Fund — $36,800,857 Mid-Cap Equity Index Fund — $326,048,464 International Fund — $2,539,321 Composite Fund — $202,333,070 Retirement Income Fund — $1,025,240 2010 Retirement Fund — $1,837,952 2015 Retirement Fund — $5,751,614 2020 Retirement Fund — $5,229,627 2025 Retirement Fund — $2,044,306) (Notes 1 and 3)	$815,479,968	$388,576,511	$214,105,138	$222,393,269	$39,568,539	$380,113,898	$2,446,837
Cash	94	2,867	47,805	68,862	83,138	50	402,935
Interest and dividends receivable	1,156,357	522,033	436,025	147,354	95,697	237,731	15,066
Receivable for securities sold	678,446	189,622	—	—	—	1,599,181	—
TOTAL ASSETS	817,314,865	389,291,033	214,588,968	222,609,485	39,747,374	381,950,860	2,864,838
LIABILITIES:
Payable for securities purchased	740,632	207,861	—	—	—	2,676,196	237,751
Payable for daily variation margin on future contracts	157,700	76,775	—	—	—	122,400	—
TOTAL LIABILITIES	898,332	284,636	—	—	—	2,798,596	237,751
NET ASSETS	$816,416,533	$389,006,397	$214,588,968	$222,609,485	$39,747,374	$379,152,264	$2,627,087
NUMBER OF SHARES OUTSTANDING (Note 4)	338,454,776	209,312,795	202,162,033	205,238,978	33,151,708	250,758,420	2,757,713
NET ASSET VALUES, offering and redemption price per share	$2.41	$1.86	$1.06	$1.08	$1.20	$1.51	$0.95
COMPONENTS OF NET ASSETS:
Paid-in capital	$630,208,692	$328,830,053	$228,328,397	$203,766,511	$37,194,595	$322,676,289	$2,715,687
Accumulated undistributed net investment income (loss)	114,214	4,038,130	—	—	79,010	601,700	3,884
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(514,867)	3,860,961	(2,442,199)	3,279,828	(293,915)	1,642,843	—
Net unrealized appreciation (depreciation) of investments and futures contracts	186,608,494	52,277,253	(11,297,230)	15,563,146	2,767,684	54,231,432	(92,484)
NET ASSETS	$816,416,533	$389,006,397	$214,588,968	$222,609,485	$39,747,374	$379,152,264	$2,627,087

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $629,032,225 All America Fund — $336,300,984 Small Cap Value Fund — $225,402,368 Small Cap Growth Fund — $206,830,123 Mid Cap Value Fund — $36,800,857 Mid-Cap Equity Index Fund — $326,048,464 International Fund — $2,539,321 Composite Fund — $202,333,070 Retirement Income Fund — $1,025,240 2010 Retirement Fund — $1,837,952 2015 Retirement Fund — $5,751,614 2020 Retirement Fund — $5,229,627 2025 Retirement Fund — $2,044,306) (Notes 1 and 3)	$218,614,146	$987,745	$1,757,109	$5,497,086	$5,002,616	$1,955,803
Cash	8,933	—	—	—	—	—
Interest and dividends receivable	928,311	—	—	—	—	—
Receivable for securities sold	24,850	—	—	—	—	—
TOTAL ASSETS	219,576,240	987,745	1,757,109	5,497,086	5,002,616	1,955,803
LIABILITIES:
Payable for securities purchased	—	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—	—
NET ASSETS	$219,576,240	$987,745	$1,757,109	$5,497,086	$5,002,616	$1,955,803
NUMBER OF SHARES OUTSTANDING (Note 4)	136,856,122	1,030,628	1,875,582	5,945,342	5,473,155	2,127,707
NET ASSET VALUES, offering and redemption price per share	$1.60	$0.96	$0.94	$0.92	$0.91	$0.92
COMPONENTS OF NET ASSETS:
Paid-in capital	$229,514,610	$1,025,111	$1,839,376	$5,752,153	$5,230,838	$2,044,368
Accumulated undistributed net investment income (loss)	4,500,685	63	342	—	—	—
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(30,720,130)	65	(1,766)	(540)	(1,211)	(62)
Net unrealized appreciation (depreciation) of investments and futures contracts	16,281,075	(37,494)	(80,843)	(254,527)	(227,011)	(88,503)
NET ASSETS	$219,576,240	$987,745	$1,757,109	$5,497,086	$5,002,616	$1,955,803

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2007

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at market value (Cost: 2030 Retirement Fund — $2,362,270 2035 Retirement Fund — $1,723,418 2040 Retirement Fund — $1,018,216 2045 Retirement Fund — $735,875 Conservative Allocation Fund — $19,617,230 Moderate Allocation Fund — $100,596,288 Aggressive Allocation Fund — $100,555,237 Money Market Fund — $311,815,907 Mid-Term Bond Fund — $118,657,720 Bond Fund — $381,760,996) (Notes 1 and 3)	$2,247,382	$1,635,097	$963,879	$696,635	$19,742,526
Cash	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
TOTAL ASSETS	2,247,382	1,635,097	963,879	696,635	19,742,526
LIABILITIES:
Payable for securities purchased	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$2,247,382	$1,635,097	$963,879	$696,635	$19,742,526
NUMBER OF SHARES OUTSTANDING (Note 4)	2,447,208	1,772,798	1,059,583	768,742	19,088,294
NET ASSET VALUES, offering and redemption price per share	$0.92	$0.92	$0.91	$0.91	$1.03
COMPONENTS OF NET ASSETS:
Paid-in capital	$2,362,006	$1,723,523	$1,018,216	$735,968	$19,702,071
Accumulated undistributed net investment income (loss)	—	—	—	—	—
Accumulated undistributed net realized gain(loss) on investments and futures contracts	264	(105)	—	(93)	(84,840)
Net unrealized appreciation (depreciation) of investments and futures contracts	(114,888)	(88,321)	(54,337)	(39,240)	125,295
NET ASSETS	$2,247,382	$1,635,097	$963,879	$696,635	$19,742,526

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at market value (Cost: 2030 Retirement Fund — $2,362,270 2035 Retirement Fund — $1,723,418 2040 Retirement Fund — $1,018,216 2045 Retirement Fund — $735,875 Conservative Allocation Fund — $19,617,230 Moderate Allocation Fund — $100,596,288 Aggressive Allocation Fund — $100,555,237 Money Market Fund — $311,815,907 Mid-Term Bond Fund — $118,657,720 Bond Fund — $381,760,996) (Notes 1 and 3)	$101,821,951	$100,849,973	$311,813,703	$120,984,288	$380,462,208
Cash	—	—	6,016	56	44
Interest and dividends receivable	—	—	—	1,206,193	3,358,398
Receivable for securities sold	—	—	—	1,790	103,828
TOTAL ASSETS	101,821,951	100,849,973	311,819,719	122,192,327	383,924,478
LIABILITIES:
Payable for securities purchased	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$101,821,951	$100,849,973	$311,819,719	$122,192,327	$383,924,478
NUMBER OF SHARES OUTSTANDING (Note 4)	89,251,267	81,179,525	256,731,045	127,264,253	303,322,179
NET ASSET VALUES, offering and redemption price per share	$1.14	$1.24	$1.21	$0.96	$1.27
COMPONENTS OF NET ASSETS:
Paid-in capital	$100,828,497	$100,643,966	$311,636,883	$121,448,230	$410,739,116
Accumulated undistributed net investment income (loss)	—	—	191,793	70,327	191,775
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(232,210)	(88,729)	(6,753)	(1,652,799)	(25,707,624)
Net unrealized appreciation (depreciation) of investments and futures contracts	1,225,664	294,736	(2,204)	2,326,569	(1,298,789)
NET ASSETS	$101,821,951	$100,849,973	$311,819,719	$122,192,327	$383,924,478

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2007

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund (a)
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$15,650,580	$6,938,320	$3,784,109	$979,489	$906,260	$5,542,253	$53,202
Interest	964,720	793,422	780,941	456,034	104,213	1,245,046	363
Total income	16,615,300	7,731,742	4,565,050	1,435,523	1,010,473	6,787,299	53,565
EXPENSES:
Investment advisory fees (Note 2)	619,845	1,677,724	1,852,061	1,723,031	243,775	293,313	143
Accounting and recordkeeping expenses	360,410	186,362	111,184	102,116	19,791	187,433	2
Shareholders reports	38,081	19,691	11,748	10,790	2,091	19,804	—
Custodian expenses	33,109	111,634	23,527	18,168	13,405	35,564	93
Independent directors' fees and expenses	19,239	19,592	19,833	18,215	19,686	21,121	302
Audit	67,152	34,723	20,716	19,026	3,688	34,922	—
Legal and Compliance	174,099	90,023	53,708	49,328	9,560	90,541	2
Administrative	248,747	128,622	76,737	70,478	13,660	129,362	1
Licenses	47,653	24,641	14,701	13,502	2,617	24,782	—
Other	29,129	15,062	8,987	8,252	1,598	15,150	—
Total Expenses	1,637,464	2,308,074	2,193,202	2,032,906	329,871	851,992	543
Net Investment Income (Loss)	14,977,836	5,423,668	2,371,848	(597,383)	680,602	5,935,307	53,022
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and future contracts:
Net realized gain(loss) on investments	17,049,823	43,736,062	16,521,416	29,450,391	(364,278)	31,528,012	—
Net realized gain(loss) on futures contracts	(1,302,176)	176,916	—	—	—	(865,837)	—
	15,747,647	43,912,978	16,521,416	29,450,391	(364,278)	30,662,175	—
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation(depreciation) of investments	10,769,333	(31,007,553)	(27,094,797)	(18,368,005)	(389,368)	(9,182,709)	(92,484)
Net unrealized appreciation(depreciation) of future contracts	126,437	5,913	—	—	—	357,475	—
	10,895,770	(31,001,640)	(27,094,797)	(18,368,005)	(389,368)	(8,825,234)	(92,484)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	26,643,417	12,911,338	(10,573,381)	11,082,386	(753,646)	21,836,941	(92,484)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,621,253	$18,335,006	$(8,201,533)	$10,485,003	$(73,044)	$27,772,248	$(39,462)

(a)  For the period November 5, 2007 (Commencement of Operations) to December 31, 2007.

(b)  The Retirement Funds incur no other operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no other advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund (a)	2010 Retirement Fund (a)	2015 Retirement Fund (a)	2020 Retirement Fund (a)	2025 Retirement Fund (a)
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$1,712,865	$35,171	$53,725	$153,023	$125,522	$43,683
Interest	5,657,754	—	—	—	—	—
Total income	7,370,619	35,171	53,725	153,023	125,522	43,683
EXPENSES:
Investment advisory fees (Note 2)	907,521	45	60	178	150	64
Accounting and recordkeeping expenses	99,115	— (b)	— (b)	— (b)	— (b)	— (b)
Shareholders reports	10,473	—	—	—	—	—
Custodian expenses	39,021	—	—	—	—	—
Independent directors' fees and expenses	19,282	—	—	—	—	—
Audit	18,467	—	—	—	—	—
Legal and Compliance	47,878	—	—	—	—	—
Administrative	68,407	—	—	—	—	—
Licenses	13,105	—	—	—	—	—
Other	8,009	—	—	—	—	—
Total Expenses	1,231,278	45	60	178	150	64
Net Investment Income (Loss)	6,139,341	35,126	53,665	152,845	125,372	43,619
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and future contracts:
Net realized gain(loss) on investments	9,595,580	6,806	23,783	105,533	109,561	53,027
Net realized gain(loss) on futures contracts	—	—	—	—	—	—
	9,595,580	6,806	23,783	105,533	109,561	53,027
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation(depreciation) of investments	(1,192,668)	(37,494)	(80,843)	(254,527)	(227,011)	(88,503)
Net unrealized appreciation(depreciation) of future contracts	—	—	—	—	—	—
	(1,192,668)	(37,494)	(80,843)	(254,527)	(227,011)	(88,503)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	8,402,912	(30,688)	(57,060)	(148,994)	(117,450)	(35,476)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,542,253	$4,438	$(3,395)	$3,851	$7,922	$8,143

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended December 31, 2007

	2030 Retirement Fund (a)	2035 Retirement Fund (a)	2040 Retirement Fund (a)	2045 Retirement Fund (a)	Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$47,068	$30,029	$16,898	$11,771	$720,182
Interest	—	—	—	—	—
Total income	47,068	30,029	16,898	11,771	720,182
EXPENSES:
Investment advisory fees (Note 2)	70	56	31	14	—	(b)
Accounting and recordkeeping expenses	— (b)	— (b)	— (b)	— (b)	—
Shareholders reports	—	—	—	—	—
Custodian expenses	—	—	—	—	—
Independent directors' fees and expenses	—	—	—	—	—
Audit	—	—	—	—	—
Legal and Compliance	—	—	—	—	—
Administrative	—	—	—	—	—
Licenses	—	—	—	—	—
Other	—	—	—	—	—
Total Expenses	70	56	31	14	—
Net Investment Income (Loss)	46,998	29,973	16,867	11,757	720,182
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and future contracts:
Net realized gain(loss) on investments	70,509	57,609	36,695	27,329	239,814
Net realized gain(loss) on future contracts	—	—	—	—	—
	70,509	57,609	36,695	27,329	239,814
NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND FUTURES CONTRACTS:
Net unrealized appreciation(depreciation) of investments	(114,888)	(88,321)	(54,337)	(39,240)	35,853
Net unrealized appreciation(depreciation) of future contracts	—	—	—	—	—
	(114,888)	(88,321)	(54,337)	(39,240)	35,853
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(44,379)	(30,712)	(17,642)	(11,911)	275,667
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,619	$(739)	$(775)	$(154)	$995,849

(a)  For the period November 5, 2007 (Commencement of Operations) to December 31, 2007.

(b)  The Retirement Funds incur no other operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no other advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$3,164,480	$2,427,300	$—	$—	$—
Interest	—	—	14,132,363	5,350,883	19,491,733
Total income	3,164,480	2,427,300	14,132,363	5,350,883	19,491,733
EXPENSES:
Investment advisory fees (Note 2)	— (b)	— (b)	411,821	444,573	1,430,001
Accounting and recordkeeping expenses	—	—	116,480	49,806	152,533
Shareholders reports	—	—	12,307	5,263	16,117
Custodian expenses	—	—	30,898	19,369	24,381
Independent directors' fees and expenses	—	—	18,710	19,755	18,817
Audit	—	—	21,703	9,280	28,420
Legal and Compliance	—	—	56,267	24,059	73,682
Administrative	—	—	80,392	34,375	105,274
Licenses	—	—	15,401	6,585	20,168
Other	—	—	9,413	4,025	12,328
Total Expenses	—	—	773,392	617,090	1,881,721
Net Investment Income (Loss)	3,164,480	2,427,300	13,358,971	4,733,793	17,610,012
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and future contracts:
Net realized gain(loss) on investments	3,062,629	4,483,138	1,629	(409,798)	1,411,716
Net realized gain(loss) on future contracts	—	—	—	—	—
	3,062,629	4,483,138	1,629	(409,798)	1,411,716
NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND FUTURES CONTRACTS:
Net unrealized appreciation(depreciation) of investments	(1,030,361)	(2,814,164)	(1,863)	3,496,636	1,587,003
Net unrealized appreciation(depreciation) of future contracts	—	—	—	—	—
	(1,030,361)	(2,814,164)	(1,863)	3,496,636	1,587,003
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	2,032,268	1,668,974	(234)	3,086,838	2,998,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,196,748	$4,096,274	$13,358,737	$7,820,631	$20,608,731

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Equity Index Fund		All America Fund		Small Cap Value Fund
	2007	2006	2007	2006	2007	2006
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$14,977,836	$13,786,441	$5,423,668	$5,545,236	$2,371,848	$1,528,517
Net realized gain (loss) on investments and futures contracts	15,747,647	13,656,076	43,912,978	32,049,337	16,521,416	3,718,208
Unrealized appreciation (depreciation) of investments and futures contracts	10,895,770	82,330,165	(31,001,640)	22,435,906	(27,094,797)	15,458,945
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,621,253	109,772,682	18,335,006	60,030,479	(8,201,533)	20,705,670
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(14,916,022)	(13,998,891)	(5,660,927)	(5,801,768)	(2,331,219)	(1,537,335)
From capital gains	(13,667,824)	(17,677,823)	(37,949,306)	(40,507,083)	(20,476,164)	(2,487,356)
Total distributions	(28,583,846)	(31,676,714)	(43,610,233)	(46,308,851)	(22,807,383)	(4,024,691)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	53,592,664	45,027,919	3,554,696	7,538,927	10,624,963	31,430,245
Dividends reinvested	28,583,846	31,676,714	43,610,233	46,308,851	22,807,383	4,024,691
Proceeds from fund reorganizations (Note 6)	—	—	—	—	—	169,534,350
Cost of shares redeemed	(90,294,716)	(69,077,427)	(56,350,185)	(50,614,468)	(34,080,567)	(9,270,751)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(8,118,206)	7,627,206	(9,185,256)	3,233,310	(648,221)	195,718,535
INCREASE (DECREASE) IN NET ASSETS	4,919,201	85,723,174	(34,460,483)	16,954,938	(31,657,137)	212,399,514
NET ASSETS, BEGINNING OF PERIOD	811,497,332	725,774,158	423,466,880	406,511,942	246,246,105	33,846,591
NET ASSETS, END OF PERIOD	$816,416,533	$811,497,332	$389,006,397	$423,466,880	$214,588,968	$246,246,105
OTHER INFORMATION:
Shares outstanding at the beginning of period	341,581,939	339,245,640	211,396,296	209,390,329	199,327,799	31,714,079
Shares sold	21,547,757	19,704,936	1,713,879	3,682,180	8,414,630	26,938,491
Shares issued as reinvestment of dividends	11,842,463	13,427,417	23,171,866	23,099,870	21,286,440	3,270,732
Shares issued in connection with fund reorganizations (Note 6)	—	—	—	—	—	145,227,730
Shares redeemed	(36,517,383)	(30,796,054)	(26,969,246)	(24,776,083)	(26,866,836)	(7,823,233)
Net increase (decrease)	(3,127,163)	2,336,299	(2,083,501)	2,005,967	2,834,234	167,613,720
Shares outstanding at the end of period	338,454,776	341,581,939	209,312,795	211,396,296	202,162,033	199,327,799

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	2007	2006	2007	2006	2007	2006
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(597,383)	$(190,952)	$680,602	$400,013	$5,935,307	$5,171,222
Net realized gain (loss) on investments and futures contracts	29,450,391	9,242,313	(364,278)	378,136	30,662,175	22,667,917
Unrealized appreciation (depreciation) of investments and futures contracts	(18,368,005)	12,504,469	(389,368)	2,711,947	(8,825,234)	6,178,562
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,485,003	21,555,830	(73,044)	3,490,096	27,772,248	34,017,701
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	(538,793)	(388,178)	(5,805,833)	(5,364,688)
From capital gains	(28,824,855)	(4,977,945)	(152,212)	(235,976)	(32,620,973)	(22,309,971)
Total distributions	(28,824,855)	(4,977,945)	(691,005)	(624,154)	(38,426,806)	(27,674,659)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	12,131,672	27,231,756	18,440,535	21,479,086	48,973,638	32,420,061
Dividends reinvested	28,824,855	4,977,945	691,005	624,154	38,426,806	27,674,659
Proceeds from fund reorganizations (Note 6)	—	169,534,395	—	—	—	—
Cost of shares redeemed	(23,535,716)	(19,022,097)	(11,767,508)	(3,025,444)	(54,583,949)	(66,976,767)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	17,420,811	182,721,999	7,364,032	19,077,796	32,816,495	(6,882,047)
INCREASE (DECREASE) IN NET ASSETS	(919,041)	199,299,884	6,599,983	21,943,738	22,161,937	(539,005)
NET ASSETS, BEGINNING OF PERIOD	223,528,526	24,228,642	33,147,391	11,203,653	356,990,327	357,529,332
NET ASSETS, END OF PERIOD	$222,609,485	$223,528,526	$39,747,374	$33,147,391	$379,152,264	$356,990,327
OTHER INFORMATION:
Shares outstanding at the beginning of period	188,200,676	22,964,804	27,416,448	10,540,041	229,128,404	233,305,253
Shares sold	9,826,407	23,519,364	14,446,139	18,979,609	29,270,796	20,176,349
Shares issued as reinvestment of dividends	26,195,977	4,191,202	574,103	516,772	25,024,133	17,814,367
Shares issued in connection with fund reorganizations (Note 6)	—	154,363,827	—	—	—	—
Shares redeemed	(18,984,082)	(16,838,521)	(9,284,982)	(2,619,974)	(32,664,913)	(42,167,565)
Net increase (decrease)	17,038,302	165,235,872	5,735,260	16,876,407	21,630,016	(4,176,849)
Shares outstanding at the end of period	205,238,978	188,200,676	33,151,708	27,416,448	250,758,420	229,128,404

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	International Fund		Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund
	2007 (a)	2007	2006	2007 (a)	2007 (a)	2007 (a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$53,022	$6,139,341	$6,113,407	$35,126	$53,665	$152,845
Net realized gain (loss) on investments and futures contracts	—	9,595,580	5,468,807	6,806	23,783	105,533
Unrealized appreciation (depreciation) of investments and futures contracts	(92,484)	(1,192,668)	11,584,858	(37,494)	(80,843)	(254,527)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,462)	14,542,253	23,167,072	4,438	(3,395)	3,851
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(46,903)	(6,351,470)	(5,905,979)	(35,171)	(53,725)	(153,023)
From capital gains	(2,235)	—	—	(6,633)	(25,147)	(105,924)
Total distributions	(49,138)	(6,351,470)	(5,905,979)	(41,804)	(78,872)	(258,947)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	3,690,570	4,356,484	4,252,998	1,058,787	2,093,936	5,589,450
Dividends reinvested	49,138	6,351,470	5,905,979	41,804	78,872	258,947
Proceeds from fund reorganizations (Note 6)		—	—	—	—	—
Cost of shares redeemed	(1,024,021)	(28,668,469)	(30,439,481)	(75,480)	(333,432)	(96,215)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	2,715,687	(17,960,515)	(20,280,504)	1,025,111	1,839,376	5,752,182
INCREASE (DECREASE) IN NET ASSETS	2,627,087	(9,769,732)	(3,019,411)	987,745	1,757,109	5,497,086
NET ASSETS, BEGINNING OF PERIOD	—	229,345,972	232,365,383	—	—	—
NET ASSETS, END OF PERIOD	$2,627,087	$219,576,240	$229,345,972	$987,745	$1,757,109	$5,497,086
OTHER INFORMATION:
Shares outstanding at the beginning of period	—	148,173,743	161,982,972	—	—	—
Shares sold	3,743,251	2,648,337	2,758,176	1,062,583	2,134,764	5,764,705
Shares issued as reinvestment of dividends	51,581	3,977,871	3,949,199	43,619	84,190	280,063
Shares issued in connection with fund reorganizations (Note 6)	—	—	—	—	—	—
Shares redeemed	(1,037,119)	(17,943,829)	(20,516,604)	(75,574)	(343,372)	(99,426)
Net increase (decrease)	2,757,713	(11,317,621)	(13,809,229)	1,030,628	1,875,582	5,945,342
Shares outstanding at the end of period	2,757,713	136,856,122	148,173,743	1,030,628	1,875,582	5,945,342

(a)  For the period November 5, 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
	2007 (a)	2007 (a)	2007 (a)	2007 (a)	2007 (a)	2007 (a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$125,372	$43,619	$46,998	$29,973	$16,867	$11,757
Net realized gain (loss) on investments and futures contracts	109,561	53,027	70,509	57,609	36,695	27,329
Unrealized appreciation (depreciation) of investments and futures contracts	(227,011)	(88,503)	(114,888)	(88,321)	(54,337)	(39,240)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,922	8,143	2,619	(739)	(775)	(154)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(125,523)	(43,683)	(47,069)	(30,029)	(16,898)	(11,770)
From capital gains	(110,978)	(53,089)	(70,174)	(57,721)	(36,833)	(27,409)
Total distributions	(236,501)	(96,772)	(117,243)	(87,750)	(53,731)	(39,179)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	5,053,600	1,952,908	2,282,875	1,644,557	975,633	719,828
Dividends reinvested	236,501	96,772	117,243	87,750	53,731	39,179
Proceeds from fund reorganizations (Note 6)	—	—	—	—	—	—
Cost of shares redeemed	(58,906)	(5,248)	(38,112)	(8,721)	(10,979)	(23,039)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	5,231,195	2,044,432	2,362,006	1,723,586	1,018,385	735,968
INCREASE (DECREASE) IN NET ASSETS	5,002,616	1,955,803	2,247,382	1,635,097	963,879	696,635
NET ASSETS, BEGINNING OF PERIOD	—	—	—	—	—	—
NET ASSETS, END OF PERIOD	$5,002,616	$1,955,803	$2,247,382	$1,635,097	$963,879	$696,635
OTHER INFORMATION:
Shares outstanding at the beginning of period	—	—	—	—	—	—
Shares sold	5,276,498	2,027,865	2,357,889	1,686,611	1,011,979	748,996
Shares issued as reinvestment of dividends	258,748	105,278	127,668	95,140	59,066	43,234
Shares issued in connection with fund reorganizations (Note 6)	—	—	—	—	—	—
Shares redeemed	(62,091)	(5,436)	(38,349)	(8,953)	(11,462)	(23,488)
Net increase (decrease)	5,473,155	2,127,707	2,447,208	1,772,798	1,059,583	768,742
Shares outstanding at the end of period	5,473,155	2,127,707	2,447,208	1,772,798	1,059,583	768,742

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2007	2006	2007	2006	2007		2006
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$720,182	$452,679	$3,164,480	$2,125,838	$2,427,300		$1,658,329
Net realized gain (loss) on investments and futures contracts	239,814	83,210	3,062,629	1,668,541	4,483,138		3,262,896
Unrealized appreciation (depreciation) of investments and futures contracts	35,853	266,775	(1,030,361)	2,086,148	(2,814,164)		1,853,052
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	995,849	802,664	5,196,748	5,880,527	4,096,274		6,774,277
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(739,233)	(416,761)	(3,233,943)	(2,160,569)	(2,578,213	)(b)	(1,599,186)
From capital gains	(198,022)	(221,257)	(3,025,085)	(1,885,795)	(4,772,012)		(3,334,117)
Total distributions	(937,255)	(638,018)	(6,259,028)	(4,046,364)	(7,350,225)		(4,933,303)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	7,741,299	5,165,830	26,527,910	19,189,928	28,496,967		20,732,045
Dividends reinvested	937,255	638,018	6,259,028	4,046,364	7,350,225		4,933,303
Proceeds from fund reorganizations (Note 6)	—	—	—	—	—		—
Cost of shares redeemed	(2,025,549)	(4,108,313)	(6,217,556)	(4,999,532)	(4,365,065)		(2,423,783)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	6,653,005	1,695,535	26,569,382	18,236,760	31,482,127		23,241,565
INCREASE (DECREASE) IN NET ASSETS	6,711,599	1,860,181	25,507,102	20,070,923	28,228,176		25,082,539
NET ASSETS, BEGINNING OF PERIOD	13,030,927	11,170,746	76,314,849	56,243,926	72,621,797		47,539,258
NET ASSETS, END OF PERIOD	$19,742,526	$13,030,927	$101,821,951	$76,314,849	$100,849,973		$72,621,797
OTHER INFORMATION:
Shares outstanding at the beginning of period	12,771,880	11,134,470	66,772,504	50,880,141	57,189,062		39,032,769
Shares sold	7,334,683	5,029,915	22,225,365	16,748,563	21,350,176		16,169,487
Shares issued as reinvestment of dividends	905,708	624,905	5,484,316	3,540,576	5,913,189		3,884,947
Shares issued in connection with fund reorganizations (Note 6)	—	—	—	—	—		—
Shares redeemed	(1,923,977)	(4,017,410)	(5,230,918)	(4,396,776)	(3,272,902)		(1,898,141)
Net increase (decrease)	6,316,414	1,637,410	22,478,763	15,892,363	23,990,463		18,156,293
Shares outstanding at the end of period	19,088,294	12,771,880	89,251,267	66,772,504	81,179,525		57,189,062

(b)  Includes $354,200 of tax return of capital distributions.

The accompanying notes are an integral part of these financial statements.

	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2007	2006	2007	2006	2007	2006
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$13,358,971	$8,786,167	$4,733,793	$3,187,206	$17,610,012	$16,724,045
Net realized gain (loss) on investments and futures contracts	1,629	24	(409,798)	(557,134)	1,411,716	(2,938,762)
Unrealized appreciation (depreciation) of investments and futures contracts	(1,863)	454	3,496,636	875,588	1,587,003	1,624,799
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,358,737	8,786,645	7,820,631	3,505,660	20,608,731	15,410,082
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(13,426,365)	(8,602,243)	(4,707,232)	(3,191,812)	(18,599,999)	(15,711,330)
From capital gains	—	—	—	—	—	—
Total distributions	(13,426,365)	(8,602,243)	(4,707,232)	(3,191,812)	(18,599,999)	(15,711,330)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	155,572,427	169,477,576	21,007,091	11,379,662	54,103,838	30,705,904
Dividends reinvested	13,426,365	8,602,243	4,707,232	3,191,812	18,599,999	15,711,330
Proceeds from fund reorganizations (Note 6)	—	—	—	33,432,403	—	—
Cost of shares redeemed	(95,800,914)	(69,277,507)	(13,712,430)	(12,683,943)	(34,277,922)	(71,460,930)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	73,197,878	108,802,312	12,001,893	35,319,934	38,425,915	(25,043,696)
INCREASE (DECREASE) IN NET ASSETS	73,130,250	108,986,714	15,115,292	35,633,782	40,434,647	(25,344,944)
NET ASSETS, BEGINNING OF PERIOD	238,689,469	129,702,755	107,077,036	71,443,254	343,489,831	368,834,775
NET ASSETS, END OF PERIOD	$311,819,719	$238,689,469	$122,192,328	$107,077,036	$383,924,478	$343,489,831
OTHER INFORMATION:
Shares outstanding at the beginning of period	197,536,255	108,513,501	114,968,714	77,559,677	273,438,407	293,607,621
Shares sold	125,396,574	138,825,990	21,740,209	12,157,911	41,873,601	24,001,093
Shares issued as reinvestment of dividends	11,047,840	7,117,774	4,902,255	3,426,418	14,673,181	12,503,843
Shares issued in connection with fund reorganizations (Note 6)	—	—	—	35,427,766	—	—
Shares redeemed	(77,249,624)	(56,921,010)	(14,346,925)	(13,603,058)	(26,663,010)	(56,674,150)
Net increase (decrease)	59,194,790	89,022,754	12,295,539	37,409,037	29,883,772	(20,169,214)
Shares outstanding at the end of period	256,731,045	197,536,255	127,264,253	114,968,714	303,322,179	273,438,407

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS
Years Ended December 31,

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund					All America Fund
	Years Ended December 31,					Years Ended December 31,
	2007	2006	2005	2004	2003	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$2.38	$2.14	$2.12	$1.95	$1.54	$2.00	$1.94	$2.05	$2.12	$1.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.05	0.04	0.04	0.05	0.03	0.03	0.02	0.01	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.07	0.30	0.06	0.17	0.41	0.06	0.28	0.06	0.15	0.52
Total From Investment Operations	0.12	0.34	0.10	0.22	0.44	0.09	0.30	0.07	0.17	0.53
Less Dividend Distributions: From Net Investment Income	(0.05)	(0.04)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)	(0.01)	(0.02)	(0.01)
From Capital Gains	(0.04)	(0.06)	(0.05)	(0.01)	—	(0.20)	(0.21)	(0.17)	(0.22)	—
Total Distributions	(0.09)	(0.10)	(0.08)	(0.05)	(0.03)	(0.23)	(0.24)	(0.18)	(0.24)	(0.01)
Net Asset Value, End of Period	$2.41	$2.38	$2.14	$2.12	$1.95	$1.86	$2.00	$1.94	$2.05	$2.12
Total Return (%)(b)	5.22	15.59	4.81	10.69	28.32	4.27	15.74	3.71	8.23	33.01
Net Assets, End of Period ($ millions)	816	811	726	722	618	389	423	407	458	492
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.82	1.85	1.76	1.91	1.65	1.30	1.36	1.17	1.16	0.84
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.20	0.17	0.24	0.22	0.21	0.55	0.52	0.64	0.62	0.61
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	0.14	0.13	0.13	0.13	0.55	0.49	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	4.66	4.91	9.36	4.87	0.89	29.24	33.84	48.00	53.03	76.73

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Excludes expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund				Small Cap Growth Fund				Mid Cap Value Fund
	Year Ended December 31,				Year Ended December 31,				Years Ended December 31,
	2007	2006	2005(e)		2007	2006	2005(e)		2007	2006	2005(e)
Net Asset Value, Beginning of Period	$1.24	$1.07	$1.00		$1.19	$1.06	$1.00		$1.21	$1.06	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01	0.01	0.01		—	—	—		0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.06)	0.18	0.07		0.05	0.16	0.06		(0.01)	0.16	0.06
Total From Investment Operations	(0.05)	0.19	0.08		0.05	0.16	0.06		0.01	0.17	0.07
Less Dividend Distributions: From Net Investment Income	(0.01)	(0.01)	(0.01)		—	—	—		(0.02)	(0.01)	(0.01)
From Capital Gains	(0.12)	(0.01)	—		(0.16)	(0.03)	—		—	(0.01)	—
Total Distributions	(0.13)	(0.02)	(0.01)		(0.16)	(0.03)	—		(0.02)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.06	$1.24	$1.07		$1.08	$1.19	$1.06		$1.20	$1.21	$1.06
Total Return (%)(b)	(3.99)	17.68	7.61	(c)	4.68	15.14	5.49	(c)	0.88	15.93	6.91	(c)
Net Assets, End of Period ($ millions)	215	246	34		223	224	24		40	33	11
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.96	1.42	1.19	(d)	(0.26)	(0.20)	0.00	(d)	1.54	1.69	1.76	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.89	0.81	0.96	(d)	0.89	0.83	0.95	(d)	0.75	0.70	0.75	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.89	0.80	0.84	(d)	0.89	0.81	0.83	(d)	0.75	0.66	0.62	(d)
Portfolio Turnover Rate (%)(a)	55.77	62.55	32.67	(c)	94.06	85.67	64.38	(c)	27.24	30.41	14.39	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)
Years Ended December 31,

	Mid-Cap Equity Index Fund					International Fund
	Years Ended December 31,					Period Ended December 31,
	2007	2006	2005	2004	2003	2007(h)
Net Asset Value, Beginning of Period	$1.56	$1.53	$1.46	$1.30	$0.97	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03	0.02	0.02	0.01	0.01	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.09	0.14	0.16	0.19	0.33	(0.05)
Total From Investment Operations	0.12	0.16	0.18	0.20	0.34	(0.03)
Less Dividend Distributions:
From Net Investment Income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)
From Capital Gains	(0.14)	(0.10)	(0.09)	(0.03)	—	—
Total Distributions	(0.17)	(0.13)	(0.11)	(0.04)	(0.01)	(0.02)
Net Asset Value, End of Period	$1.51	$1.56	$1.53	$1.46	$1.30	$0.95
Total Return (%)(b)	7.74	10.10	12.50	16.28	35.23	(2.93	)(c)
Net Assets, End of Period ($ millions)	379	357	358	295	217	3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.52	1.40	1.37	1.08	1.06	21.61	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.22	0.17	0.25	0.24	0.22	0.22	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.22	0.14	0.13	0.13	0.13	0.22	(d)
Portfolio Turnover Rate (%)(a)	20.53	16.02	18.65	15.73	7.87	—

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Composite Fund					Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	Years Ended December 31,					Period Ended December 31,		Period Ended December 31,		Period Ended December 31,		Period Ended December 31,
	2007	2006	2005	2004	2003	2007(h)		2007(h)		2007(h)		2007(h)
Net Asset Value, Beginning of Period	$1.55	$1.43	$1.46	$1.40	$1.22	$1.00		$0.99		$0.98		$0.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.05	0.05	0.04	0.04	0.03	0.04		0.03		0.03		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.05	0.11	(0.03)	0.06	0.18	(0.04)		(0.03)		(0.04)		(0.04)
Total From Investment Operations	0.10	0.16	0.01	0.10	0.21	—		—		(0.01)		(0.02)
Less Dividend Distributions:
From Net Investment Income	(0.05)	(0.04)	(0.04)	(0.04)	(0.03)	(0.03)		(0.03)		(0.03)		(0.02)
From Capital Gains	0.00	—	—	—	—	(0.01)		(0.02)		(0.02)		(0.02)
Total Distributions	(0.05)	(0.04)	(0.04)	(0.04)	(0.03)	(0.04)		(0.05)		(0.05)		(0.04)
Net Asset Value, End of Period	$1.60	$1.55	$1.43	$1.46	$1.40	$0.96		$0.94		$0.92		$0.91
Total Return (%)(b)	6.69	10.80	0.96	6.34	18.23	0.07	(c)	(0.68	)(c)	(1.18	)(c)	(1.54	)(c)
Net Assets, End of Period ($ millions)	220	229	232	257	259	1		2		5		5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.72	2.70	2.48	2.46	2.59	39.17	(d)	33.83	(d)	34.50	(d)	33.90	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.55	0.52	0.63	0.61	0.63	0.05	(d)	0.04	(d)	0.04	(d)	0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.55	0.48	0.50	0.50	0.50	0.05	(d)	0.04	(d)	0.04	(d)	0.04	(d)
Portfolio Turnover Rate (%)(a)	24.95	26.77	93.84	94.56	177.43	14.38	(c)	32.49	(c)	2.79	(c)	2.51	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)
Years Ended December 31,

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		Conservative Allocation Fund
	Period Ended December 31,		Period Ended December 31,		Period Ended December 31,		Period Ended December 31,		Period Ended December 31,		Years Ended December 31,
	2007(h)		2007(h)		2007(h)		2007(h)		2007(h)		2007	2006	2005	2004	2003(g)
Net Asset Value, Beginning of Period	$0.99		$0.99		$1.00		$0.99		$0.99		$1.02	$1.00	$1.02	$1.01	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.02		0.02		0.02		0.02		0.04	0.04	0.03	0.03	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.04)		(0.04)		(0.05)		(0.05)		(0.05)		0.02	0.03	(0.01)	0.02	0.05
Total From Investment Operations	(0.02)		(0.02)		(0.03)		(0.03)		(0.03)		0.06	0.07	0.02	0.05	0.06
Less Dividend Distributions:
From Net Investment Income	(0.02)		(0.02)		(0.02)		(0.02)		(0.02)		(0.04)	(0.03)	(0.03)	(0.03)	(0.01)
From Capital Gains	(0.03)		(0.03)		(0.03)		(0.03)		(0.03)		(0.01)	(0.02)	(0.01)	(0.01)	(0.04)
Total Distributions	(0.05)		(0.05)		(0.05)		(0.05)		(0.05)		(0.05)	(0.05)	(0.04)	(0.04)	(0.05)
Net Asset Value, End of Period	$0.92		$0.92		$0.92		$0.91		$0.91		$1.03	$1.02	$1.00	$1.02	$1.01
Total Return (%)(b)	(1.95	)(c)	(2.22	)(c)	(2.54	)(c)	(2.68	)(c)	(2.79	)(c)	6.43	6.96	2.30	4.72	5.32	(c)
Net Assets, End of Period ($ millions)	2		2		2		1		1		20	13	11	8	3
Ratio of Net Investment Income to Average Net Assets (%)	28.66	(d)	30.89	(d)	24.09	(d)	25.16	(d)	26.68	(d)	4.48	4.11	3.39	4.51	8.59	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.04	(d)	0.05	(d)	0.05	(d)	0.05	(d)	0.03	(d)	0.00	0.00	0.00	0.00	0.00	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.04	(d)	0.05	(d)	0.05	(d)	0.05	(d)	0.03	(d)	0.00	0.00	0.00	0.00	0.00	(d)
Portfolio Turnover Rate (%)(a)	0.28	(c)	4.11	(c)	0.71	(c)	1.18	(c)	6.34	(c)	13.72	49.05	8.39	92.83	66.44	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(i)  Includes less than $0.005 of tax return of capital distributions.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund						Aggressive Allocation Fund
	Years Ended December 31,						Years Ended December 31,
	2007	2006	2005	2004	2003(g)		2007		2006	2005	2004	2003(g)
Net Asset Value, Beginning of Period	$1.14	$1.11	$1.11	$1.08	$1.00		$1.27		$1.22	$1.21	$1.17	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.04	0.03	0.03	0.03	0.01		0.03		0.03	0.02	0.02	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.03	0.06	0.02	0.06	0.11		0.04		0.11	0.05	0.09	0.17
Total From Investment Operations	0.07	0.09	0.05	0.09	0.12		0.07		0.14	0.07	0.11	0.20
Less Dividend Distributions:
From Net Investment Income	(0.04)	(0.03)	(0.03)	(0.03)	(0.01)		(0.04	)(i)	(0.03)	(0.02)	(0.03)	(0.01)
From Capital Gains	(0.03)	(0.03)	(0.02)	(0.03)	(0.03)		(0.06)		(0.06)	(0.04)	(0.04)	(0.02)
Total Distributions	(0.07)	(0.06)	(0.05)	(0.06)	(0.04)		(0.10)		(0.09)	(0.06)	(0.07)	(0.03)
Net Asset Value, End of Period	$1.14	$1.14	$1.11	$1.11	$1.08		$1.24		$1.27	$1.22	$1.21	$1.17
Total Return (%)(b)	6.36	9.20	4.35	8.27	11.73	(c)	5.52		11.87	5.78	9.92	19.27	(c)
Net Assets, End of Period ($ millions)	102	76	56	37	15		101		73	48	30	11
Ratio of Net Investment Income to Average Net Assets (%)	3.54	3.30	3.28	3.81	8.85	(d)	2.75		2.82	2.58	2.98	6.48	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	0.00	0.00	0.00	0.00	(d)	0.00		0.00	0.00	0.00	0.00	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	0.00	0.00	0.00	0.00	(d)	0.00		0.00	0.00	0.00	0.00	(d)
Portfolio Turnover Rate (%)(a)	12.35	9.78	14.09	99.27	18.44	(c)	9.14		6.75	14.96	48.24	26.92	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)
Years Ended December 31,

	Money Market Fund					Mid-Term Bond Fund
	Years Ended December 31,					Years Ended December 31,
	2007	2006	2005	2004	2003	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.21	$1.20	$1.19	$1.18	$1.19	$0.93	$0.92	$0.94	$0.96	$0.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.05	0.05	0.04	0.02	0.01	0.04	0.03	0.03	0.02	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	—	—	—	(0.01)	0.03	0.01	(0.02)	(0.01)	—
Total From Investment Operations	0.05	0.05	0.04	0.02	—	0.07	0.04	0.01	0.01	0.03
Less Dividend Distributions:
From Net Investment Income	(0.05)	(0.04)	(0.03)	(0.01)	(0.01)	(0.04)	(0.03)	(0.03)	(0.03)	(0.04)
From Capital Gains	—	—	—	—	—	—	—	—	—	(0.01)
Total Distributions	(0.05)	(0.04)	(0.03)	(0.01)	(0.01)	(0.04)	(0.03)	(0.03)	(0.03)	(0.05)
Net Asset Value, End of Period	$1.21	$1.21	$1.20	$1.19	$1.18	$0.96	$0.93	$0.92	$0.94	$0.96
Total Return (%)(b)	5.03	4.89	2.97	1.10	0.84	7.22	4.22	0.77	2.26	2.76
Net Assets, End of Period ($ millions)	312	239	130	78	74	122	107	71	73	75
Ratio of Net Investment Income to Average Net Assets (%)	4.89	4.83	3.05	1.12	0.90	4.28	3.88	3.30	3.25	3.23
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.28	0.24	0.38	0.38	0.38	0.56	0.50	0.66	0.65	0.64
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.28	0.22	0.25	0.25	0.25	0.56	0.47	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	NA	NA	NA	NA	NA	26.78	30.91	21.99	27.23	41.55

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Excludes expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Years Ended December 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.26	$1.26	$1.29	$1.29	$1.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.06	0.06	0.06	0.06	0.07
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.01	—	(0.03)	—	0.02
Total From Investment Operations	0.07	0.06	0.03	0.06	0.09
Less Dividend Distributions:
From Net Investment Income	(0.06)	(0.06)	(0.06)	(0.06)	(0.07)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.06)	(0.06)	(0.06)	(0.06)	(0.07)
Net Asset Value, End of Period	$1.27	$1.26	$1.26	$1.29	$1.29
Total Return (%)(b)	5.90	4.79	1.79	4.61	6.73
Net Assets, End of Period ($ millions)	384	343	369	369	349
Ratio of Net Investment Income to Average Net Assets (%)	4.95	4.84	4.30	4.44	5.10
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.53	0.50	0.61	0.59	0.60
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.53	0.47	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	17.56	19.03	23.27	35.12	72.09

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At December 31, 2007, there were 23 Funds: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"). The International Fund and the Retirement Funds began operations on November 5, 2007. The Small Cap Value Fund, Small Cap Growth Fund and the Mid Cap Value Fund began operations on July 1, 2005. The Allocation Funds began operations on May 20, 2003.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Security Valuation — Investment securities are valued as follows:

Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Debt securities are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both dealer supplied valuations and analytical modeling techniques which consider factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing source, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are stated at market value.

New Accounting Pronouncement — In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction.) During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds invest in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

Equity Mid-Cap Equity	Small Cap Index Fund	Small Cap Index Fund	Growth Fund	Value Fund	Mid-Term International Fund	Money Bond Fund	Bond Fund	Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	30%	15%
2010 Retirement Fund	25%	15%	—	—	5%	25%	20%	10%
2015 Retirement Fund	30%	12%	3%	3%	7%	25%	11%	9%
2020 Retirement Fund	35%	12%	4%	4%	10%	24%	11%	—
2025 Retirement Fund	40%	15%	5%	5%	10%	20%	5%	—
2030 Retirement Fund	40%	18%	6%	6%	10%	20%	—	—
2035 Retirement Fund	40%	21%	7%	7%	13%	12%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

Generally, rebalancing of the Retirement Funds' holdings are performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

The Allocation Funds invest in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (45%).

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings are performed on a monthly basis.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

In June 2006, the FASB, issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), which became effective in 2007. FIN 48 requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgement, will not be fully realized.

As of December 31, 2007, management has evaluated the implications of FIN 48 and has concluded that it does not materially impact any of the Funds' financial statements. Tax returns for the years ended December 31, 2004 through 2006 for each Fund of the Investment Company remain subject to examination by the Internal Revenue Service and state tax authorities.

The Composite, Money Market and Bond Funds utilized capital losses of $9,608,401, $1,622 and $1,327,997, respectively, during 2007. At December 31, 2007, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, the Small Cap Value Fund and the Mid Cap Value Fund generated post-October 2007 net capital losses of $2,512,739 and, $171,951, respectively, which if unused will expire on December 31, 2016.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2008	$0	$0	$0	$0	$0
2009	0	0	0	0	0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	(132,753)
Total	$0	$0	$0	$0	$(132,753)
Expiring on December 31,	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
2008	$0	$0	$0	$0	$0
2009	0	0	(9,970,247)	0	0
2010	0	0	(20,417,938)	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
Total	$0	$0	$(30,388,185)	$0	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
2008	$0	$0	$0	$0	$0
2009	0	0	0	0	0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
Total	$0	$0	$0	$0	$0
Expiring on December 31,	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
2008	$0	$0	$0	$0	$0
2009	0	0	0	0	0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
Total	$0	$0	$0	$0	$0

Expiring on December 31,	Money Market Fund	Mid-Term Bond Fund	Bond Fund
2008	$(4,915)	$0	$0
2009	0	0	0
2010	(295)	(111,136)	0
2011	0	(56,820)	(21,789,162)
2012	(1,539)	(58,241)	(171,798)
2013	(4)	(283,500)	(439,879)
2014	0	(733,301)	(3,306,785)
2015	0	(409,798)	0
Total	$(6,753)	$(1,652,796)	$(25,707,624)

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .05% of the value of the net assets of the Retirement Funds, .075% of the value of the net assets of the Equity Index Fund, the Mid-Cap Equity Index Fund and the International Fund, .15% of the value of the net assets of the Money Market Fund, .40% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .55% of the value of the net assets of the Mid Cap Value Fund and .75% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund. The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES (CONTINUED)

Prior to May 1, 2006, the Adviser's investment management fee was .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .65% of the value of the net assets of the Mid Cap Value Fund and .85% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund.

Through April 30, 2006, the Adviser contractually limited the expenses of each Fund, other than for brokers commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. Effective May 1, 2006, the Adviser terminated its expense limitation policy and each Fund is charged with the full amount of its expenses. Investment company-wide expenses are allocated to each Fund based on its proportional share of net assets or equally, as appropriate.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Funds assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2007 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Cost of investment purchases	$37,293,840	$116,947,974	$129,383,995	$205,645,944	$18,676,331
Proceeds from sales of investments	$52,454,905	$172,390,882	$153,393,074	$218,051,430	$11,344,441
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$74,389,042	$2,539,321	$54,218,483	$1,099,006	$2,122,164
Proceeds from sales of investments	$86,680,889	$0	$73,963,649	$73,939	$282,848
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$5,823,104	$5,285,881	$2,046,873	$2,398,625	$1,728,372
Proceeds from sales of investments	$71,099	$54,836	$2,505	$36,689	$4,841
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$1,022,897	$754,141	$8,718,541	$36,342,791	$38,128,267
Proceeds from sales of investments	$4,543	$18,187	$2,201,801	$11,012,121	$8,027,039

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$0	$38,883,608	$81,319,607
Proceeds from sales of investments	$0	$28,925,071	$60,611,429

The cost of short-term security purchases for the Money Market Fund for the year ended December 31, 2007, was $7,555,566,547; net proceeds from sales for the year were $7,496,564,082.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2007 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Unrealized Appreciation	$239,438,315	$80,573,488	$16,676,361	$28,632,950	$5,713,976
Unrealized Depreciation	(55,366,699)	(32,268,118)	(28,021,868)	(13,327,372)	(2,935,505)
Net	$184,071,616	$48,305,370	$(11,345,507)	$15,305,578	$2,778,471
Cost of Investments	$631,408,352	$340,271,141	$225,450,645	$207,087,691	$36,790,068
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Unrealized Appreciation	$86,476,256	$0	$23,507,853	$0	$0
Unrealized Depreciation	(35,212,633)	(92,484)	(7,558,722)	(38,210)	(82,842)
Net	$51,263,623	$(92,484)	$15,949,131	$(38,210)	$(82,842)
Cost of Investments	$328,850,275	$2,539,321	$202,665,015	$1,025,956	$1,839,951
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$0	$0	$0	$0	$0
Unrealized Depreciation	(255,068)	(228,222)	(88,565)	(114,888)	(88,426)
Net	$(255,068)	$(228,222)	$(88,565)	$(114,888)	$(88,426)
Cost of Investments	$5,752,154	$5,230,838	$2,044,368	$2,362,270	$1,723,523
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$0	$0	$198,828	$2,462,966	$2,960,369
Unrealized Depreciation	(54,337)	(39,355)	(202,785)	(1,492,064)	(2,754,362)
Net	$(54,337)	$(39,355)	$(3,957)	$970,902	$206,007
Cost of Investments	$1,018,216	$735,990	$19,746,483	$100,851,049	$100,643,966

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$74	$2,719,483	$4,587,876
Unrealized Depreciation	(2,278)	(392,918)	(5,886,664)
Net	$(2,204)	$2,326,565	$(1,298,788)
Cost of Investments	$311,815,907	$118,657,723	$381,760,996

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2007, shares authorized were allocated into the 23 series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	400,000,000
Small Cap Value Fund	450,000,000
Small Cap Growth Fund	450,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	400,000,000
International Fund	20,000,000
Composite Fund	300,000,000
Retirement Income Fund	20,000,000
2010 Retirement Fund	20,000,000
2015 Retirement Fund	20,000,000
2020 Retirement Fund	20,000,000
2025 Retirement Fund	20,000,000
2030 Retirement Fund	20,000,000
2035 Retirement Fund	20,000,000
2040 Retirement Fund	20,000,000
2045 Retirement Fund	20,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	100,000,000
Aggressive Allocation Fund	100,000,000
Money Market Fund	350,000,000
Mid-Term Bond Fund	175,000,000
Bond Fund	450,000,000
Sub-Total	4,075,000,000
Shares to be allocated at the discretion of the Board of Directors	425,000,000
Total	4,500,000,000

5.  DIVIDENDS

On December 31, 2007, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2006 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 17, 2007. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2007 and 2006 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2007 and 2006 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)
2007	$15,219,165	$9,031,238	$17,063,247	$5,933,626	$620,328
2006	$15,117,674	$13,611,537	$3,897,409	$1,641,006	$555,471
Long-Term Capital Gains (b)
2007	$13,364,681	$34,578,995	$5,744,136	$22,891,229	$70,677
2006	$16,559,040	$32,697,314	$127,287	$3,336,939	$68,683

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)
2007	$6,578,431	$48,458	$6,351,470	$35,280	$54,127
2006	$7,664,502	N/A	$5,905,979	N/A	N/A
Long-Term Capital Gains (b)
2007	$31,848,375	$680	$0	$6,524	$24,745
2006	$20,010,157	N/A	$0	N/A	N/A
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)
2007	$168,241	$143,704	$52,533	$59,297	$40,312
2006	N/A	N/A	N/A	N/A	N/A
Long-Term Capital Gains (b)
2007	$90,677	$92,440	$44,175	$57,946	$47,375
2006	N/A	N/A	N/A	N/A	N/A
Return of Capital
2007	$29	$357	$64	$0	$63
2006	N/A	N/A	N/A	N/A	N/A
	2040 Retirement Fund	2045 Retirement Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)
2007	$23,732	$17,854	$741,026	$3,257,935	$3,038,713
2006	N/A	N/A	$451,941	$2,283,248	$1,830,562
Long-Term Capital Gains (b)
2007	$29,830	$21,325	$196,229	$3,001,093	$3,957,312
2006	N/A	N/A	$186,077	$1,763,116	$3,102,741
Return of Capital
2007	$169	$0	$0	$0	$354,200
2006	N/A	N/A	N/A	N/A	N/A

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2007	$13,426,365	$4,707,232	$18,599,999
2006	$8,602,243	$3,191,812	$15,711,330
Long-Term Capital Gains (b)
2007	$0	$0	$0
2006	$0	$0	$0

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

N/A - Not applicable

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2007, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$105,772	$4,037,987	$0	$0	$79,008
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$2,030,454	$7,832,843	$(2,393,922)	$3,537,396	$(304,700)
Net unrealized appreciation (depreciation) of investments and futures contracts	$184,071,616	$48,305,370	$(11,345,507)	$15,305,578	$2,778,471
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$971,780	$3,884	$4,500,683	$844	$575
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$4,240,574	$0	$(30,388,185)	$0	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$51,263,623	$(92,484)	$15,949,131	$(38,210)	$(82,842)
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$0	$0	$0	$264	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$0	$0	$0	$0	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$(255,068)	$(228,222)	$(88,565)	$(114,888)	$(88,426)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$0	$22	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$0	$0	$44,413	$22,551	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$(54,337)	$(39,355)	$(3,957)	$970,902	$206,007

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$191,792	$70,328	$191,775
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(6,753)	$(1,652,796)	$(25,707,624)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(2,204)	$2,326,565	$(1,298,788)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the accounting for REIT securities, return of capital distributions and Fund distributions for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by theses reclassifications.

During the year ended December 31, 2007, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$(444,037)	$(287,399)	$(40,630)	$597,384	$(62,799)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$444,037	$287,399	$38,958	$(597,384)	$62,799
Paid in capital	$0	$0	$1,672	$0	$0
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$(327,870)	$(2,235)	$(11,109)	$108	$402
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$327,870	$2,235	$11,109	$(108)	$(402)
Paid in capital	$0	$0	$0	$0	$0
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$178	$150	$64	$70	$56
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(149)	$207	$0	$(70)	$7
Paid in capital	$(29)	$(357)	$(64)	$0	$(63)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$31	$14	$0	$17,768	$84,238
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$138	$(14)	$0	$(17,768)	$269,962
Paid in capital	$(169)	$0	$0	$0	$(354,200)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$101	$0
Paid in capital	$0	$(101)	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

6.  FUND REORGANIZATIONS

On July 24, 2006, Investment Company shareholders approved a plan of reorganization for the Aggressive Equity Fund. Under the reorganization plan, on September 1, 2006, all shareholders of the Aggressive Equity Fund as of the close of trading on August 31, 2006, received units of the Small Cap Value and Small Cap Growth Funds equal in total value to the units they owned in the Aggressive Equity Fund. On August 31, 2006, the net assets of the Aggressive Equity Fund were $339,068,746 and the fund had 217,265,969 shares outstanding. In exchange for all of the outstanding shares of the Aggressive Equity Fund, the shareholders received 145,227,730 shares of the Small Cap Value Fund with a value of $169,534,350 and 154,363,827 shares of the Small Cap Growth Fund with a value of $169,534,395. The proportion of Small Cap Value and Small Cap Growth Fund shares received corresponded to the respective net assets of the small cap value and small cap growth segments of the Aggressive Equity Fund on the close of trading on August 31, 2006. The portion of the reorganization involving the Small Cap Value Fund was considered a taxable exchange and the portion involving the Small Cap Growth Fund was considered a tax-free exchange. The Funds did not recognize any tax gain or loss and there were no tax consequences to their shareholders as a result of this reorganization. The net assets of the Small Cap Value Fund were $56,319,329 immediately prior to the reorganization and $225,853,728 immediately after the reorganization. The net assets of the Small Cap Growth Fund were $38,504,665 immediately prior to the reorganization and $208,039,060 immediately after the reorganization. As of September 1, 2006, the Aggressive Equity Fund ceased to exist.

Also on July 24, 2006, Investment Company shareholders approved the merger of the Short-Term Bond Fund into the Mid-Term Bond Fund. Pursuant to the merger, which was a tax free exchange, on September 1, 2006, all shareholders of the Short-Term Bond Fund as of the close of trading on August 31, 2006, received 35,427,766 shares of the Mid-Term Bond Fund with a value of $33,432,403 in exchange for the 32,962,683 shares they owned in the Short-Term Bond Fund with an equivalent value. There were no tax consequences to the Funds or their shareholders as a result of this reorganization. The net assets of the Mid-Term Bond Fund were $71,029,891 immediately prior to the reorganization and $104,462,294 immediately after the reorganization. As of September 1, 2006, the Short-Term Bond Fund ceased to exist.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Investment Corporation:

We have audited the accompanying statement of assets and liabilities of Mutual of America Investment Corporation (comprised of: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Mid-Term Bond Fund and Bond Fund (collectively, the "Funds")), including the portfolios of investments in securities for the International Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund and Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2007, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Investment Corporation as of December 31, 2007, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, NY
February 28, 2008

MUTUAL OF AMERICA INVESTMENT CORPORATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.

The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-468-3785 or through the following websites: http://www.mutualofamerica.com or http://www.sec.gov.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Peter J. Flanagan age 77	since 1992	Consultant and President Emeritus, Life Insurance Council of New York, since 1998; prior thereto, President	None

Robert J. McGuire age 71	since 2000	Attorney and Consultant, Morvillo, Abramowitz, Grand, Iason & Silberberg, P.C. (law firm), since January 1998; President, Police Athletic League; President, Kroll Associates (investigation and consulting) until 1997	Emigrant Savings Bank; GAM Funds, Inc.; Brazilian Equity Fund (special litigation committee); Police Athletic League; Volunteers of Legal Service; Office of the Appellate Defender; Trump Hotels & Casino Resorts; Trustee of Iona College

George Mertz age 79	since 1989	Retired, since September 1994	None

Howard J. Nolan age 71	since 1989	President & CEO, United Way of San Antonio & Bexar County	None

	Patrick J. Waide, Jr. age 70	since 12/03	Trustee, School for Ethical Education; American Federation for Aging Research; Johm Simon Guggenheim Memorial Foundation; National Catholic Reporter; Mutual of America Institutional Funds, Inc.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Margaret M. Smyth age 44	since 2/07	Controller, United Technologies; Managing Partner, Deloitte & Touche, 2002-2005	Trustee, Archdiocese of St. Paul; Trustee, Concern Worldwide (U.S.) Inc.; Trustee, Fordham University; Board Member, Ordway Center for the Performing Arts; Executive Board Member, Controllers Leadership Roundtable

Manfred Altstadt Chairman of the Board, President and Chief Executive Officer, age 58	since 1992	Senior Executive Vice President and Chief Operating Officer, Mutual of America, and Mutual of America Holding Company, Inc. since 11/07, prior thereto, Senior Executive Vice President and Chief Financial Officer; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation; Chairman and Chief Executive Officer, Mutual of America Capital Management Corporation	Mutual of America; Mutual of America Securities Corporation; Mutual of America Holding Company, Inc, Mutual of America Capital Management Corporation; Calvary Hospital; Calvary Fund; Calvary Holding Company; Army War College Foundation; Hazelden New York; Leader to Leader Institute

Mr. Altstadt is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Patrick A. Burns Senior Executive Vice President and General Counsel, age 61	since 1986	Senior Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, and Mutual of America Institutional Funds, Inc; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.	Mutual of America; Mutual of America Holding Company, Inc.; Irish American Legal and Education Research Foundation

John R. Greed Senior Executive Vice President, Chief Financial Officer and Treasurer, age 47	since 1997	Senior Executive Vice President and Chief Financial Officer, Mutual of America, Mutual of America Capital Management Corporation and Mutual of America Holding Company, Inc.; Chairman of the Board, President and Chief Executive Officer, Mutual of America Institutional Funds, Inc.	Mutual of America Holding Company, Inc. Mutual of America Institutional Funds, Inc.

Thomas L. Martin Senior Vice President and Secretary, age 58	since 8/03	Senior Vice President and Associate General Counsel, Mutual of America	None

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of December 31, 2007. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1569 or write to:

Mr. James Roth
Chief Compliance Officer
Mutual of America Investment Corporation
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

Dividends from the Money Market Fund, Mid-Term Bond Fund and Bond Fund do not qualify for the corporate dividends received deduction. The following are the percentages of the ordinary dividends distributed in 2007 by the other Investment Corporation Funds that qualify for the corporate dividends received deduction:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Oridnary dividend qualifying percentage	99.8%	69.2%	19.6%	72.4%	94.5%
	Mid Cap Equity Index Fund	International	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund
Oridnary dividend qualifying percentage	80.9%	0%	11.4%	20.0%	25.7%
	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund
Oridnary dividend qualifying percentage	31.9%	40.1%	43.3%	49.4%	48.2%
	2045 Retirement Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Oridnary dividend qualifying percentage	46.9%	35.2%	14.7%	28.3%	44.7%

Important tax information: The Equity Index, All America, Small Cap Value, Small Cap Growth, Mid Cap Value, Mid-Cap Equity Index, International, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds designate $13,364,681, $34,578,995, $5,744,136, $22,891,229, $70,677, $31,848,375, $680, $6,524, $24,745, $90,677, $92,440, $44,175, $57,946, $47,382, $29,830, $21,325, $196,229, $3,001,093, and $3,957,312, respectively of 2007 long-term capital gains dividends as qualifying for the 15% reduced rate on long-term capital gains.

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

ITEM 2.	CODE OF ETHICS.

Mutual of America Investment Corporation has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements. Section A was amended during the period covered by this report. These amendments were made to enhance the efficiency of the Code of Ethics by revising or eliminating provisions that unnecessarily increased certain administrative burdens without advancing the overall goals of the Code of Ethics. In addition, the amendments enhanced and clarified certain provisions so that, overall, the Code of Ethics would operate and be administered more effectively. None of the amendments affected any requirements of the law or Securities and Exchange Commission regulations.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Corporation’s principal executive and financial officers. There have been no amendments to Section B during the period covered by this report.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

A copy of the Code of Ethics is attached as an Exhibit hereto.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Mutual of America Investment Corporation’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)	The audit committee financial expert is Patrick J. Waide, Jr. He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999. Mr. Waide is considered an independent director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:
2007: $258,097
2006: $246,230

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule I – Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Annual Report to Shareholders:

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.3%)
Air Products & Chemicals, Inc.	13,182	1,300,141
Alcoa, Inc.	51,907	1,897,201
Allegheny Technologies, Inc.	6,258	540,691
Ball Corp.	6,151	276,795
Bemis Co.	6,152	168,442
Dow Chemical Co.	57,797	2,278,358
Du Pont EI de Nemours	55,022	2,425,920
Eastman Chemical Co.	4,959	302,945
Ecolab, Inc.	10,690	547,435
Freeport-McMoran Copper	23,374	2,394,433
Hercules, Inc.	7,077	136,940
International Paper Co.	26,202	848,421
Intl. Flavors & Fragrances	4,978	239,591
MeadWestvaco Corp.	11,306	353,878
Monsanto Co.	33,465	3,737,706
Newmont Mining Corp. Hldg. Co.	27,653	1,350,296
Nucor Corp.	17,621	1,043,516
PPG Industries, Inc.	10,021	703,775
Pactiv Corp.*	7,986	212,667
Peabody Energy Corp.	16,206	998,938
Praxair, Inc.	19,334	1,715,119
Rohm & Haas Co.	7,669	406,994
Sealed Air Corp.	9,885	228,739
Sigma-Aldrich Corp.	7,957	434,452
Titanium Metals Corporation	5,360	141,772
United States Steel Group	7,229	874,058
Vulcan Materials Co.	6,622	523,734
Weyerhaeuser Co.	12,823	945,568
		27,028,525
CONSUMER, CYCLICAL (8.2%)
Abercrombie & Fitch Co. Cl A	5,273	421,682
Amazon.com, Inc.*	18,803	1,741,910
AutoZone, Inc.*	2,701	323,877
Autonation, Inc.*	8,444	132,233
Bed Bath & Beyond, Inc.*	16,207	476,324
Best Buy Co., Inc.	21,477	1,130,764
Big Lots, Inc.*	5,533	88,473
Black & Decker Corp.	3,827	266,551
Brunswick Corp.	5,382	91,763
Carnival Corp.	26,732	1,189,307
Centex Corp.	7,440	187,934
Circuit City Group, Inc.	10,316	43,327

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Clear Channel Communications	30,473	1,051,928
Coach, Inc.*	22,530	688,967
Comcast Corp. Cl A*	188,078	3,434,304
Covidien Limited	30,471	1,349,561
D.R. Horton, Inc.	16,964	223,416
DIRECTV Group, Inc.*	43,936	1,015,800
Darden Restaurants, Inc.	8,684	240,634
Dillard’s, Inc. Cl A	3,496	65,655
Disney (Walt) Co.	116,493	3,760,394
EW Scripps Co. Cl A	5,483	246,790
Eastman Kodak Co.	17,624	385,437
Family Dollar Stores, Inc.	8,597	165,320
Ford Motor Co.*	129,144	869,139
Fortune Brands, Inc.	9,349	676,494
Gamestop Corp.*	9,733	604,517
Gannett Co., Inc.	14,207	554,073
Gap, Inc.	28,504	606,565
General Motors Corp.	34,639	862,165
Genuine Parts Co.	10,275	475,733
Goodyear Tire & Rubber Co.*	14,678	414,213
Harley-Davidson, Inc.	14,777	690,234
Harman Intl. Inds	3,701	272,801
Harrah’s Entertainment, Inc.	11,480	1,018,850
Hasbro, Inc.	9,001	230,246
Home Depot, Inc.	103,282	2,782,417
International Game Technology	19,302	847,937
Interpublic Grp. of Cos., Inc.	28,848	233,957
Johnson Controls, Inc.	36,341	1,309,730
Jones Apparel Group, Inc.	5,218	83,436
KB Home	4,714	101,822
Kohl’s Corp.*	19,197	879,223
Leggett & Platt	10,411	181,568
Lennar Corp.	8,530	152,602
Limited Brands, Inc.	19,019	360,030
Liz Claiborne, Inc.	6,088	123,891
Lowe’s Companies, Inc.	89,511	2,024,739
Macy’s Inc	26,499	685,529
Marriott International, Inc.	19,131	653,898
Mattel, Inc.	22,451	427,467
McDonald’s Corp.	72,385	4,264,200
McGraw-Hill Cos., Inc.	20,135	882,114
Meredith Corp.	2,323	127,719

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
NIKE, Inc. Cl B	23,503	1,509,833
New York Times Co. Cl A	8,804	154,334
Newell Rubbermaid, Inc.	17,093	442,367
News Corp, Inc.	141,570	2,900,769
Nordstrom, Inc.	11,505	422,579
Office Depot, Inc.*	16,703	232,339
OfficeMax, Inc.	4,614	95,325
Omnicom Group, Inc.	20,006	950,885
Penney (J.C.) Co., Inc.	13,569	596,900
Polo Ralph Lauren Corp.	3,604	222,691
Pulte Homes, Inc.	13,005	137,073
RadioShack Corp.	8,023	135,268
Sears Holding Corp.*	4,464	455,551
Sherwin-Williams Co.	6,381	370,353
Snap-On, Inc.	3,526	170,094
Stanley Works	5,029	243,806
Staples, Inc.	43,275	998,354
Starbucks Corp.*	44,700	915,009
Teradata Corp.-W/I*	11,077	303,621
TJX Companies, Inc.	26,745	768,384
Target Corp.	50,848	2,542,400
Tiffany & Co.	8,301	382,095
Time Warner, Inc.	221,213	3,652,227
Tyco International	30,283	1,200,721
V F Corp.	5,388	369,940
Washington Post Co. Cl B	350	277,001
Wendy’s International, Inc.	5,349	138,218
Whirlpool Corp.	4,730	386,110
Windstream Corp.	29,199	380,171
Wyndham Worldwide Corp	10,889	256,545
Yum! Brands, Inc.	31,127	1,191,230
eBay, Inc.*	69,582	2,309,427
		67,231,280
CONSUMER, NON-CYCLICAL (10.4%)
Altria Group, Inc.	128,907	9,742,791
Anheuser-Busch Cos., Inc.	44,911	2,350,642
Archer-Daniels-Midland Co.	39,345	1,826,788
Avon Products, Inc.	26,259	1,038,018
Brown-Forman Corp. Cl B	5,288	391,894
CVS Corp.	89,586	3,561,044
Campbell Soup Co.	13,616	486,500
Clorox Co.	8,476	552,381

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Coca-Cola Co.	121,631	7,464,494
Coca-Cola Enterprises	17,515	455,915
Colgate-Palmolive Co.	31,197	2,432,118
ConAgra Foods, Inc.	29,820	709,418
Constellation Brands, Inc.Cl A	11,866	280,512
Costco Wholesale Corp.	26,566	1,853,244
Dean Foods Co.	8,054	208,276
Estee Lauder Co. Cl A	6,969	303,918
FNMA	59,864	2,393,363
General Mills, Inc.	20,664	1,177,848
Heinz (H.J.) Co.	19,395	905,359
Hershey Food Corp.	10,283	405,150
IAC Interactive Corp.*	11,283	303,738
Kellogg Co.	16,152	846,849
Kimberly Clark Corp.	25,894	1,795,490
Kraft Foods Inc.	94,688	3,089,669
Kroger Co.	41,688	1,113,486
McCormick & Co., Inc.	7,818	296,380
Molson Coors Brewing Co.	8,364	431,750
Pepsi Bottling Group, Inc.	8,488	334,936
PepsiCo, Inc.	98,514	7,477,213
Proctor & Gamble Co.	190,065	13,954,572
Reynolds American Inc	10,471	690,667
Safeway, Inc.	27,075	926,236
Sara Lee Corp.	44,320	711,779
Supervalu, Inc.	12,938	485,434
Sysco Corp.	37,219	1,161,605
Trane Inc	10,490	489,988
Tyco Electronics	30,428	1,129,792
Tyson Foods, Inc.	16,758	256,900
UST, Inc.	9,587	525,368
Wal-Mart Stores, Inc.	144,605	6,873,076
Walgreen Co.	60,687	2,310,961
Whole Foods Market, Inc.	8,528	347,942
Wrigley (Wm.) Jr. Co.	13,332	780,589
		84,874,093
ENERGY (12.4%)
Anadarko Petroleum	28,541	1,874,858
Apache Corp.	20,267	2,179,513
Ashland, Inc.	3,428	162,590
BJ Services Co.	17,921	434,763
Baker Hughes, Inc.	19,473	1,579,260

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d)
Chesapeake Energy Corp.	27,798	1,089,682
ChevronTexaco Corp.	129,220	12,060,103
ConocoPhillips	97,893	8,643,952
Consol Energy, Inc.	11,104	794,158
Dynegy, Inc. CL - A*	30,341	216,635
Devon Energy Corp.	27,232	2,421,197
ENSCO International, Inc.	8,866	528,591
EOG Resources, Inc.	15,055	1,343,659
El Paso Corp.	42,870	739,079
Exxon Mobil Corp.	334,373	31,327,406
HESS Corp.	17,009	1,715,528
Halliburton Co.	53,926	2,044,335
Integrys Energy Group Inc	4,667	241,237
Marathon Oil Corp.	43,469	2,645,523
Murphy Oil Corp.	11,513	976,763
Nabors Industries, Ltd.*	17,333	474,751
National-Oilwell, Inc.*	21,828	1,603,485
Noble Corporation	16,404	926,990
Noble Energy, Inc.	10,506	835,437
Occidental Petroleum	50,710	3,904,163
Range Resources Corp.	9,131	468,968
Rowan Cos., Inc.	6,811	268,762
Schlumberger, Ltd.	73,187	7,199,405
Smith International, Inc.	12,259	905,327
Spectra Energy Corp.	38,697	999,157
Sunoco, Inc.	7,196	521,278
Tesoro Petroleum Corp.	8,383	399,869
Transocean Inc.*	19,462	2,785,985
Valero Energy Corp.	33,687	2,359,101
Weatherford Int’l., Ltd.*	20,642	1,416,041
Williams Cos., Inc.	36,324	1,299,673
XTO Energy, Inc.	29,592	1,519,845
		100,907,069
FINANCIAL (16.8%)
Ace, Ltd.	20,171	1,246,164
Aflac, Inc.	29,854	1,869,756
Allstate Corp.	34,928	1,824,289
Ambac Financial Group, Inc.	6,215	160,161
American Capital Strategies	11,734	386,753
American Express Co.	71,569	3,723,019
American Int’l. Group, Inc.	155,218	9,049,209
Ameriprise Financial, Inc.	14,192	782,121

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Aon Corp.	17,969	856,942
Apartment Investment & Mgmt.Co.	5,850	203,171
Assurant, Inc.	5,845	391,031
Avalonbay Communities	4,820	453,755
BB & T Corp.	33,627	1,031,340
Bank of America Corp.	271,625	11,207,247
Bank of NEw York Mellon Corp	69,687	3,397,938
Bear Stearns Cos., Inc.	7,066	623,575
Boston Properties	7,299	670,121
CB Richard Ellis Group Inc.*	12,112	261,014
CIT Group, Inc.	11,605	278,868
CME GROUP INC	3,352	2,299,472
Capital One Financial Corp.	23,917	1,130,317
Charles Schwab Corp.	57,327	1,464,705
Chubb Corp.	23,487	1,281,920
Cincinnati Financial Corp.	10,159	401,687
Citigroup, Inc.	305,528	8,994,744
Comerica, Inc.	9,242	402,304
Commerce Bancorp (N.J.)	11,924	454,781
Countrywide Financial Corp.	35,416	316,619
Discover Financial -W/I	29,226	440,728
Developers Divers Rlty.	7,519	287,903
E*Trade Financial Corp.*	25,934	92,066
Equity Residential	16,589	605,001
Federated Investors, Inc.	5,292	217,819
Fidelity Natl. Info. Svc., Inc.	10,446	434,449
Fifth Third Bancorp	32,598	819,188
First Tennessee Natl. Bank	7,735	140,390
Franklin Resources, Inc.	9,897	1,132,514
Freddie Mac	40,487	1,379,392
Genworth Financial, Inc.	26,845	683,205
Goldman Sachs Group, Inc.	24,338	5,233,887
Hartford Fin, Svc .Gp., Inc.	19,207	1,674,658
Host Hotels & Resorts Inc.	31,971	544,786
Hudson City Bancorp, Inc.	31,850	478,387
Huntington Bancshares, Inc.	22,393	330,521
Intercontinental Exchange Inc.*	4,257	819,473
J.P. Morgan Chase & Co.	205,573	8,973,261
Janus Capital Group	9,389	308,429
KeyCorp.	23,793	557,946
Kimco Realty Corp.	15,466	562,962
Legg Mason, Inc.	8,218	601,147

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Lehman Brothers Hlds.	32,438	2,122,743
Leucadia National	10,349	487,438
Lincoln National Corp.	16,477	959,291
Loews Corp.	26,902	1,354,247
M & T Bank Corp.	4,573	373,020
MBIA, Inc.	7,686	143,190
MGIC Investment Corp.	5,006	112,285
Marsh & McLennan Cos., Inc.	31,833	842,620
Marshall & Ilsley Corp.	15,748	417,007
Merrill Lynch & Co., Inc.	52,389	2,812,242
MetLife, Inc.	45,324	2,792,865
Moody’s Corp.	13,126	468,598
Morgan Stanley	64,947	3,449,335
NYSE Euronext	16,218	1,423,454
National City Corp.	38,777	638,269
Northern Trust Corp.	11,711	896,828
PNC Financial Services Group	21,393	1,404,450
Plum Creek Timber Co.	10,543	485,400
Principal Financial Group Inc.	16,010	1,102,128
Progressive Corp. of Ohio	42,724	818,592
Prologis Trust	15,761	998,932
Prudential Financial, Inc.	27,785	2,585,116
Public Storage, Inc.	7,620	559,384
Regions Financial Corp.	42,540	1,006,071
SLM Corporation*	31,332	631,026
Safeco Corp.	5,786	322,164
Simon Property Group	13,648	1,185,465
Sovereign Bancorp, Inc.	22,058	251,461
State Street Corp.	23,636	1,919,243
Suntrust Banks, Inc.	21,374	1,335,661
T. Rowe Price Group, Inc.	16,160	983,821
Torchmark Corp.	5,641	341,450
Travelers Cos inc	39,471	2,123,540
UNUM Provident Corp.	22,083	525,355
US Bancorp	105,672	3,354,029
Vornado Realty Trust	8,200	721,190
Wachovia Corp.	120,896	4,597,675
Washington Mutual, Inc.	53,166	723,589
Wells Fargo & Company	206,511	6,234,567
Western Union Co.	45,956	1,115,812
XL Capital Limited	10,909	548,832
Zions Bancorporation	6,612	308,714
		136,958,234

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (11.4%)
Abbott Laboratories	94,571	5,310,162
Aetna, Inc.	30,624	1,767,924
Allergan, Inc.	18,787	1,206,877
Amerisource Bergen Corp.	10,279	461,219
Amgen, Inc.*	66,564	3,091,232
Applera Corp.-Applied Biosys	10,293	349,139
Bard (C.R.), Inc.	6,236	591,173
Barr Pharmaceuticals, Inc.*	6,594	350,141
Baxter International, Inc.	38,805	2,252,630
Becton Dickinson & Co.	14,927	1,247,599
Biogen Idec, Inc.*	17,954	1,021,942
Boston Scientific Corp.*	82,112	954,963
Bristol-Myers Squibb Co.	121,085	3,211,174
CIGNA Corp.	17,085	917,977
Cardinal Health, Inc.	22,128	1,277,892
Celgene Corp.*	23,615	1,091,249
Coventry Health Care*	9,479	561,631
Express Scripts, Inc.*	15,425	1,126,025
Forest Laboratories, Inc.*	19,086	695,685
Genzyme Corp. (Genl. Div)*	16,278	1,211,734
Gilead Sciences, Inc.*	56,963	2,620,868
Hospira, Inc.*	9,642	411,135
Humana, Inc.*	10,369	780,889
IMS Health, Inc.	11,872	273,531
Johnson & Johnson	175,139	11,681,771
King Pharmaceuticals, Inc.*	14,959	153,180
Laboratory Corp. of America*	7,050	532,487
Lilly (Eli) & Co.	60,395	3,224,489
McKesson Corp.	17,710	1,160,182
Medco Health Solutions*	16,369	1,659,817
Medtronic, Inc.	69,196	3,478,483
Merck & Co., Inc.	133,206	7,740,601
Millipore Corp.*	3,340	244,421
Mylan Laboratories, Inc.	18,506	260,194
Patterson Cos., Inc.*	8,557	290,510
PerkinElmer, Inc.	7,254	188,749
Pfizer, Inc.	417,983	9,500,754
Quest Diagnostics, Inc.	9,597	507,681
Schering-Plough Corp.	99,127	2,640,743
St. Jude Medical, Inc.*	20,952	851,489
Stryker Corp.	14,571	1,088,745
Tenet Healthcare Corp.*	29,015	147,396

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d)
Thermo Fisher Scientific Inc*	25,822	1,489,413
UnitedHealth Group, Inc.	79,080	4,602,456
Varian Medical Systems, Inc.*	7,657	399,389
Waters Corp.*	6,146	485,964
Watson Pharmaceuticals, Inc.*	6,342	172,122
WellPoint, Inc.*	34,965	3,067,479
Wyeth	81,955	3,621,591
Zimmer Holdings, Inc.*	14,365	950,245
		92,925,142
INDUSTRIAL (12.8%)
3M Company	43,650	3,680,568
Allied Waste Industries*	17,720	195,274
Apollo Group, Inc. Cl A*	8,370	587,156
Avery Dennison Corp.	6,517	346,313
Block (H. & R.), Inc.	19,892	369,394
Boeing Co.	47,434	4,148,578
Burlington North Santa Fe	18,240	1,518,115
C.H. Robinson Worldwide, Inc.	10,389	562,253
CBS Corp. Cl B	41,925	1,142,456
CSX Corp.	25,730	1,131,605
Caterpillar, Inc.	38,921	2,824,108
Cintas Corp.	8,264	277,836
Cooper Industries, Ltd.	11,020	582,738
Cummins, Inc.	6,250	796,063
Danaher Corp.	15,494	1,359,444
Deere & Co.	27,158	2,528,953
Donnelley R.R. & Sons	13,133	495,639
Dover Corp.	12,161	560,500
EXPEDIA INC	12,710	401,890
Eaton Corp.	8,966	869,254
Emerson Electric Co.	48,178	2,729,765
Equifax, Inc.	8,069	293,389
Expeditors Int’l Wash., Inc.	13,042	582,717
FedEx Corp.	18,927	1,687,721
Fluor Corp.	5,412	788,637
General Dynamics Corp.	24,625	2,191,379
General Electric Co.	618,499	22,927,758
General Growth Pptys Inc	14,921	614,447
Goodrich Corporation	7,645	539,813
Google, Inc.*	14,168	9,796,889
Grainger (W.W.), Inc.	4,122	360,757
Honeywell International, Inc.	45,702	2,813,872

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
ITT Industries, Inc.	11,096	732,780
Illinois Tool Works, Inc.	25,300	1,354,562
Ingersoll Rand Co.	16,673	774,794
Jacobs Engineering Group, Inc.	7,395	707,036
L-3 Communications Hldgs., Inc	7,697	815,420
Lockheed Martin Corp.	21,239	2,235,617
Manitowoc Company, Inc.	7,945	387,954
Masco Corp.	22,571	487,759
Monster Worldwide, Inc.*	7,829	253,660
Norfolk Southern	23,699	1,195,378
Northrop Grumman Corp.	20,708	1,628,477
PACCAR, Inc.	22,542	1,228,088
Pall Corp.	7,503	302,521
Parker Hannifin Corp.	10,295	775,317
Pitney Bowes, Inc.	13,274	504,943
Precision Castparts Corp.	8,453	1,172,431
Raytheon Co.	26,274	1,594,832
Robert Half Intl., Inc.	9,857	266,533
Rockwell Automation, Inc.	9,133	629,812
Rockwell Collins	9,971	717,613
Ryder System, Inc.	3,551	166,933
Southwest Airlines Co.	44,923	548,061
Starwood Hotels & Resort World	12,188	536,638
Terex Corp*	6,279	411,714
Textron, Inc.	15,254	1,087,610
Union Pacific Corp.	16,073	2,019,090
United Parcel Service Cl B	64,311	4,548,074
United Technologies Corp.	60,497	4,630,440
Verisign, Inc.*	13,522	508,562
Viacom Inc. - Class B.*	40,162	1,763,915
Waste MGT, Inc.	31,111	1,016,396
		104,708,241
TECHNOLOGY (14.3%)
Adobe Systems, Inc.*	35,116	1,500,507
Advanced Micro Devices, Inc.*	36,943	277,073
Affiliated Computer Svcs.*	6,150	277,365
Agilent Technologies, Inc.*	23,657	869,158
Akami Technologies*	10,169	351,847
Altera Corp.	20,555	397,123
Analog Devices, Inc.	18,565	588,511
Apple Computer, Inc.*	53,583	10,613,721
Applied Materials, Inc.	84,340	1,497,878

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Autodesk, Inc.*	14,131	703,159
Automatic Data Processing	32,203	1,434,000
BMC Software, Inc.*	11,983	427,074
Broadcom Corp. Cl A*	28,794	752,675
CA Inc.	23,982	598,351
Ciena Corp.*	5,261	179,453
Cisco Systems, Inc.*	371,298	10,051,037
Citrix Systems, Inc.*	11,610	441,296
Cognizant Tech Solutions*	17,770	603,114
Computer Sciences Corp.*	10,648	526,757
Compuware Corp.*	17,516	155,542
Convergys Corp.*	7,971	131,203
Corning, Inc.	96,441	2,313,620
Dell, Inc.*	137,148	3,361,497
EMC Corp.*	128,411	2,379,456
Electronic Arts, Inc.*	19,276	1,125,911
Electronic Data Systems Corp.	31,340	649,678
Embarq Corp.	9,352	463,205
Fiserv, Inc.*	10,076	559,117
Hewlett-Packard Co.	157,777	7,964,583
IBM Corp.	84,331	9,116,181
Intel Corp.	357,836	9,539,908
Intuit, Inc.*	20,362	643,643
JDS Uniphase Corp.*	13,432	178,646
Jabil Circuit, Inc.	12,734	194,448
Juniper Networks Inc.*	31,922	1,059,810
KLA Tencor Corp.	11,147	536,840
LSI Logic Corp.*	43,202	229,403
Lexmark Int’l, Inc.*	5,797	202,083
Linear Technology Corp.	13,677	435,339
MEMC Elect. Materials, Inc*	14,022	1,240,807
Microchip Technology, Inc.	13,112	411,979
Micron Technology, Inc.*	46,537	337,393
Microsoft Corp.	492,395	17,529,262
Molex, Inc. Cl A	8,664	236,527
Motorola, Inc.	139,800	2,242,392
NVIDIA Corporation*	34,001	1,156,714
National Semiconductor Corp.	14,380	325,563
Network Appliance, Inc.*	21,064	525,757
Novell, Inc.*	21,411	147,094
Novellus Systems, Inc.*	7,108	195,968
Oracle Corp.*	241,336	5,449,367

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Paychex, Inc.	20,410	739,250
QLogic Corp.*	8,377	118,953
Qualcomm, Inc.	100,153	3,941,021
Sandisk Corp.*	13,967	463,285
Sun Microsystems, Inc.*	50,709	919,354
Symantec Corp.*	53,077	856,663
Tellabs, Inc.*	26,877	175,776
Teradyne, Inc.*	10,627	109,883
Texas Instruments, Inc.	85,570	2,858,038
Total System Services Inc	11,750	338,988
Unisys Corp.*	21,282	100,664
Xerox Corp.	56,575	915,949
Xilinx, Inc.	17,992	393,485
Yahoo!, Inc.*	81,790	1,902,435
		116,962,779
TELECOMMUNICATIONS (3.4%)
AT&T	371,163	15,425,534
Alltel Corp.	2,230	0
American Tower Corp.*	24,770	1,055,202
CenturyTel, Inc.	6,755	280,062
Citizens Communications Co.	20,060	255,364
Qwest Communications Intl.	96,097	673,640
Sprint Nextel Corp.	174,059	2,285,395
Verizon Communications	176,888	7,728,237
		27,703,434
UTILITIES (3.4%)
AES Corp.*	40,958	876,092
Allegheny Energy, Inc.	10,174	647,168
Ameren Corp.	12,730	690,093
American Electric Power, Inc.	24,480	1,139,789
CMS Energy Corp.	13,776	239,427
Centerpoint Energy, Inc.	19,661	336,793
Consolidated Edison, Inc.	16,617	811,740
Constellation Energy Group	11,056	1,133,572
DTE Energy Co.	10,019	440,435
Dominion Resources, Inc.	35,792	1,698,330
Duke Energy Corp	77,174	1,556,600
Edison International	19,940	1,064,198
Entergy Corp.	11,896	1,421,810
Exelon Corp.	40,390	3,297,440
FPL Group, Inc.	24,913	1,688,603
FirstEnergy Corp.	18,656	1,349,565

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d)
NiSource, Inc.	16,779	316,955
Nicor, Inc.	2,762	116,971
PG & E Corp.	21,668	933,674
PPL Corporation	22,778	1,186,506
Pepco Holdings, Inc.	12,256	359,468
Pinnacle West Capital Corp.	6,144	260,567
Progress Energy, Inc.	15,863	768,245
Public Svc. Enterprise Group	15,564	1,529,007
Questar Corp.	10,572	571,945
Sempra Energy	15,998	989,956
Southern Co.	46,480	1,801,100
Teco Energy, Inc.	12,893	221,889
Xcel Energy, Inc.	25,700	580,049
		28,027,987

TOTAL INDEXED ASSETS - COMMON STOCK (Cost: $600,878,781) 96.4%		787,326,784

*Non-income producing security

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	2.80	02/28/08	1,000,000	995,477
U.S. Treasury Bill (a)	2.91	03/13/08	500,000	496,893
U.S. Treasury Bill (a)	3.13	03/27/08	300,000	297,689
				1,790,059
US GOVERNMENT AGENCIES (3.3%)
Freddie Mac	3.25	01/02/08	26,300,000	26,297,625

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,087,944) 3.5%				28,087,684

TEMPORARY CASH INVESTMENTS**(Cost: 65,500) 0.0% (1)				65,500

TOTAL INVESTMENTS (Cost: $629,032,225) 99.9%				815,479,968

OTHER NET ASSETS 0.1%				936,565

NET ASSETS 100.0%				$816,416,533

(1)  Less than 0.05%.

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER  31, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

76 S&P 500 Stock Index Futures Contracts	March 2008	$28,066,800	$160,750

Face Value of futures purchased and outstanding as percentage of total investments in securities: 3.4%

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Air Products & Chemicals, Inc.	3,685	363,452
Alcoa, Inc.	14,508	530,267
Allegheny Technologies, Inc.	1,749	151,114
Ball Corp.	1,719	77,355
Bemis Co.	1,720	47,094
Dow Chemical Co.	16,155	636,830
Du Pont EI de Nemours	15,380	678,104
Eastman Chemical Co.	1,386	84,671
Ecolab, Inc.	2,988	153,015
Freeport-McMoran Copper	6,534	669,343
Hercules, Inc.	1,978	38,274
International Paper Co.	7,324	237,151
Intl. Flavors & Fragrances	1,391	66,949
MeadWestvaco Corp.	3,161	98,939
Monsanto Co.	9,354	1,044,748
Newmont Mining Corp. Hldg. Co.	7,730	377,456
Nucor Corp.	4,926	291,718
PPG Industries, Inc.	2,801	196,714
Pactiv Corp.*	2,232	59,438
Peabody Energy Corp.	4,529	279,168
Praxair, Inc.	5,404	479,389
Rohm & Haas Co.	2,144	113,782
Sealed Air Corp.	2,763	63,936
Sigma-Aldrich Corp.	2,224	121,430
Titanium Metals Corporation	1,499	39,649
United States Steel Group	2,020	244,238
Vulcan Materials Co.	1,851	146,396
Weyerhaeuser Co.	3,585	264,358
		7,554,978
CONSUMER, CYCLICAL (4.8%)
Abercrombie & Fitch Co. Cl A	1,474	117,876
Amazon.com, Inc.*	5,255	486,823
AutoZone, Inc.*	755	90,532
Autonation, Inc.*	2,360	36,958
Bed Bath & Beyond, Inc.*	4,531	133,166
Best Buy Co., Inc.	6,003	316,058
Big Lots, Inc.*	1,547	24,737
Black & Decker Corp.	1,069	74,456
Brunswick Corp.	1,504	25,643
Carnival Corp.	7,472	332,429
Centex Corp.	2,080	52,541
Circuit City Group, Inc.	2,884	12,113
Clear Channel Communications	8,518	294,041
Coach, Inc.*	6,298	192,593
Comcast Corp. Cl A*	52,571	959,946
Covidien Limited	8,517	377,218

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
D.R. Horton, Inc.	4,742	62,452
DIRECTV Group, Inc.*	12,281	283,937
Darden Restaurants, Inc.	2,427	67,252
Dillard’s, Inc. Cl A	977	18,348
Disney (Walt) Co.	32,562	1,051,101
EW Scripps Co. Cl A	1,533	69,000
Eastman Kodak Co.	4,927	107,753
Family Dollar Stores, Inc.	2,403	46,210
Ford Motor Co.*	36,098	242,940
Fortune Brands, Inc.	2,613	189,077
Gamestop Corp.*	2,720	168,939
Gannett Co., Inc.	3,971	154,869
Gap, Inc.	7,967	169,538
General Motors Corp.	9,683	241,010
Genuine Parts Co.	2,872	132,974
Goodyear Tire & Rubber Co.*	4,103	115,787
Harley-Davidson, Inc.	4,130	192,912
Harman Intl. Inds	1,035	76,290
Harrah’s Entertainment, Inc.	3,209	284,799
Hasbro, Inc.	2,515	64,334
Home Depot, Inc.	28,870	777,758
International Game Technology	5,396	237,046
Interpublic Grp. of Cos., Inc.*	8,064	65,399
Johnson Controls, Inc.	10,158	366,094
Jones Apparel Group, Inc.	1,459	23,329
KB Home	1,317	28,447
Kohl’s Corp.*	5,366	245,763
Leggett & Platt	2,910	50,750
Lennar Corp.	2,384	42,650
Limited Brands, Inc.	5,316	100,632
Liz Claiborne, Inc.	1,702	34,636
Lowe’s Companies, Inc.	25,020	565,952
Macy’s Inc	7,407	191,619
Marriott International, Inc.	5,348	182,795
Mattel, Inc.	6,275	119,476
McDonald’s Corp.	20,233	1,191,926
McGraw-Hill Cos., Inc.	5,628	246,563
Meredith Corp.	650	35,737
NIKE, Inc. Cl B	6,569	421,993
New York Times Co. Cl A	2,461	43,141
Newell Rubbermaid, Inc.	4,777	123,629
News Corp, Inc.	39,571	810,810
Nordstrom, Inc.	3,215	118,087
Office Depot, Inc.*	4,669	64,946
OfficeMax, Inc.	1,289	26,631
Omnicom Group, Inc.	5,592	265,788

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Penney (J.C.) Co., Inc.	3,793	166,854
Polo Ralph Lauren Corp.	1,007	62,223
Pulte Homes, Inc.	3,635	38,313
RadioShack Corp.	2,243	37,817
Sears Holding Corp.*	1,248	127,358
Sherwin-Williams Co.	1,783	103,485
Snap-On, Inc.	986	47,565
Stanley Works	1,405	68,114
Staples, Inc.	12,096	279,055
Starbucks Corp.*	12,494	255,752
TERADATA CORP-W/I*	3,096	84,861
TJX Companies, Inc.	7,475	214,757
Target Corp.	14,213	710,650
Tiffany & Co.	2,320	106,790
Time Warner, Inc.	61,833	1,020,863
Tyco International	8,464	335,598
V F Corp.	1,506	103,402
Washington Post Co. Cl B	100	79,143
Wendy’s International, Inc.	1,495	38,631
Whirlpool Corp.	1,323	107,996
Windstream Corp.	8,161	106,256
Wyndham Worldwide Corp	3,044	71,717
Yum! Brands, Inc.	8,700	332,949
eBay, Inc.*	19,449	645,512
		18,793,910
CONSUMER, NON-CYCLICAL (6.1%)
Altria Group, Inc.	36,032	2,723,299
Anheuser-Busch Cos., Inc.	12,553	657,024
Archer-Daniels-Midland Co.	10,998	510,637
Avon Products, Inc.	7,340	290,150
Brown-Forman Corp. Cl B	1,478	109,535
CVS Corp.	25,265	1,004,284
Campbell Soup Co.	3,806	135,988
Clorox Co.	2,369	154,388
Coca-Cola Co.	33,998	2,086,457
Coca-Cola Enterprises	4,896	127,443
Colgate-Palmolive Co.	8,721	679,889
ConAgra Foods, Inc.	8,335	198,290
Constellation Brands, Inc.Cl A*	3,316	78,390
Costco Wholesale Corp.	7,426	518,038
Dean Foods Co.*	2,251	58,211
Estee Lauder Co. Cl A	1,948	84,952
FNMA	16,733	668,985
General Mills, Inc.	5,776	329,232
Heinz (H.J.) Co.	5,422	253,099
Hershey Food Corp.	2,874	113,236

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
IAC Interactive Corp.*	3,154	84,906
Kellogg Co.	4,514	236,669
Kimberly Clark Corp.	7,238	501,883
Kraft Foods Inc.	26,467	863,618
Kroger Co.	11,653	311,252
McCormick & Co., Inc.	2,186	82,871
Molson Coors Brewing Co.	2,338	120,688
Pepsi Bottling Group, Inc.	2,373	93,639
PepsiCo, Inc.	27,536	2,089,982
Proctor & Gamble Co.	53,127	3,900,584
Reynolds American Inc	2,927	193,065
Safeway, Inc.	7,568	258,901
Sara Lee Corp.	12,388	198,951
Supervalu, Inc.	3,617	135,710
Sysco Corp.	10,403	324,678
Trane Inc	2,932	136,954
Tyco Electronics	8,505	315,791
Tyson Foods, Inc.	4,684	71,806
UST, Inc.	2,680	146,864
Wal-Mart Stores, Inc.	40,420	1,921,163
Walgreen Co.	16,963	645,951
Whole Foods Market, Inc.	2,383	97,226
Wrigley (Wm.) Jr. Co.	3,726	218,157
		23,732,836
ENERGY (7.3%)
Anadarko Petroleum	7,978	524,075
Apache Corp.	5,665	609,214
Ashland, Inc.	959	45,485
BJ Services Co.	5,009	121,518
Baker Hughes, Inc.	5,443	441,427
Chesapeake Energy Corp.	7,771	304,623
ChevronTexaco Corp.	36,120	3,371,080
ConocoPhillips	27,363	2,416,153
Consol Energy, Inc.	3,104	221,998
DYNEGY INC CL - A*	8,481	60,554
Devon Energy Corp.	7,612	676,783
ENSCO International, Inc.	2,478	147,738
EOG Resources, Inc.	4,208	375,564
El Paso Corp.	11,983	206,587
Exxon Mobil Corp.	93,464	8,756,642
HESS Corp.	4,754	479,488
Halliburton Co.	15,073	571,417
Integrys Energy Group Inc	1,304	67,404
Marathon Oil Corp.	12,151	739,510
Murphy Oil Corp.	3,219	273,100
Nabors Industries, Ltd.*	4,845	132,705

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d)
National-Oilwell, Inc.*	6,101	448,179
Noble Corporation	4,585	259,098
Noble Energy, Inc.	2,936	233,471
Occidental Petroleum	14,175	1,091,333
Range Resources Corp.	2,552	131,071
Rowan Cos., Inc.	1,903	75,092
Schlumberger, Ltd.	20,457	2,012,355
Smith International, Inc.	3,427	253,084
Spectra Energy Corp.	10,816	279,269
Sunoco, Inc.	2,012	145,749
Tesoro Petroleum Corp.	2,344	111,809
Transocean Inc.*	5,440	778,736
Valero Energy Corp.	9,416	659,402
Weatherford Int’l., Ltd.*	5,769	395,753
Williams Cos., Inc.	10,153	363,274
XTO Energy, Inc.	8,272	424,850
		28,205,590
FINANCIAL (9.8%)
Ace, Ltd.	5,638	348,316
Aflac, Inc.	8,345	522,647
Allstate Corp.	9,763	509,921
Ambac Financial Group, Inc.	1,737	44,762
American Capital Strategies	3,280	108,109
American Express Co.	20,005	1,040,660
American Int’l. Group, Inc.	43,387	2,529,462
Ameriprise Financial, Inc.	3,967	218,621
Aon Corp.	5,022	239,499
Apartment Investment & Mgmt.Co	1,635	56,784
Assurant, Inc.	1,634	109,315
Avalonbay Communities	1,347	126,807
BB & T Corp.	9,399	288,267
Bank of America Corp.	75,925	3,132,665
Bank of NEw York Mellon Corp	19,479	949,796
Bear Stearns Cos., Inc.	1,975	174,294
Boston Properties	2,040	187,292
CB Richard Ellis Group Inc.*	3,386	72,968
CIT Group, Inc.	3,244	77,953
CME GROUP INC	937	642,782
Capital One Financial Corp.	6,685	315,933
Charles Schwab Corp.	16,024	409,413
Chubb Corp.	6,565	358,318
Cincinnati Financial Corp.	2,840	112,294
Citigroup, Inc.	85,402	2,514,235
Comerica, Inc.	2,583	112,438
Commerce Bancorp (N.J.)	3,332	127,082
Countrywide Financial Corp.	9,900	88,506

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
DISCOVER FINANCIAL-W/I	8,169	123,189
Developers Divers Rlty.	2,102	80,486
E*Trade Financial Corp.*	7,249	25,734
Equity Residential	4,637	169,111
Federated Investors, Inc.	1,479	60,876
Fidelity Natl. Info. Svc., Inc	2,920	121,443
Fifth Third Bancorp	9,112	228,985
First Tennessee Natl. Bank	2,162	39,240
Franklin Resources, Inc.	2,767	316,628
Freddie Mac	11,317	385,570
Genworth Financial, Inc.	7,503	190,951
Goldman Sachs Group, Inc.	6,803	1,462,985
Hartford Fin, Svc .Gp., Inc.	5,369	468,123
Host Hotels & Resorts Inc.	8,937	152,286
Hudson City Bancorp, Inc.	8,902	133,708
Huntington Bancshares, Inc.	6,259	92,383
Intercontinental Exchange Inc*	1,190	229,075
J.P. Morgan Chase & Co.	57,462	2,508,216
Janus Capital Group	2,625	86,231
KeyCorp.	6,651	155,966
Kimco Realty Corp.	4,323	157,357
Legg Mason, Inc.	2,297	168,026
Lehman Brothers Hlds.	9,067	593,344
Leucadia National	2,892	136,213
Lincoln National Corp.	4,606	268,161
Loews Corp.	7,519	378,506
M & T Bank Corp.	1,279	104,328
MBIA, Inc.	2,148	40,017
MGIC Investment Corp.	1,399	31,380
Marsh & McLennan Cos., Inc.	8,898	235,530
Marshall & Ilsley Corp.	4,402	116,565
Merrill Lynch & Co., Inc.	14,644	786,090
MetLife, Inc.	12,669	780,664
Moody’s Corp.	3,668	130,948
Morgan Stanley	18,154	964,159
NYSE EURONEXT	4,534	397,949
National City Corp.	10,839	178,410
Northern Trust Corp.	3,273	250,646
PNC Financial Services Group	5,980	392,587
Plum Creek Timber Co.	2,947	135,680
Principal Financial Group Inc.	4,475	308,059
Progressive Corp. of Ohio	11,943	228,828
Prologis Trust	4,405	279,189
Prudential Financial, Inc.	7,766	722,549
Public Storage, Inc.	2,130	156,363
Regions Financial Corp.	11,891	281,222

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
SLM Corporation *	8,758	176,386
Safeco Corp.	1,618	90,090
Simon Property Group	3,814	331,284
Sovereign Bancorp, Inc.	6,166	70,292
State Street Corp.	6,607	536,488
Suntrust Banks, Inc.	5,975	373,378
T. Rowe Price Group, Inc.	4,517	274,995
Torchmark Corp.	1,577	95,456
Travelers Cos inc	11,033	593,575
UNUM Provident Corp.	6,172	146,832
US Bancorp	29,538	937,536
Vornado Realty Trust	2,292	201,581
Wachovia Corp.	33,793	1,285,148
Washington Mutual, Inc.	14,861	202,258
Wells Fargo & Company	57,725	1,742,718
Western Union Co.	12,845	311,877
XL Capital Limited	3,049	153,395
Zions Bancorporation	1,848	86,283
		38,282,667
HEALTHCARE (6.8%)
Abbott Laboratories	26,435	1,484,325
Aetna, Inc.	8,560	494,169
Allergan, Inc.	5,251	337,324
Amerisource Bergen Corp.	2,873	128,912
Amgen, Inc.*	18,606	864,063
Applera Corp.-Applied Biosys	2,877	97,588
Bard (C.R.), Inc.	1,743	165,236
Barr Pharmaceuticals, Inc.*	1,843	97,863
Baxter International, Inc.	10,846	629,610
Becton Dickinson & Co.	4,172	348,696
Biogen Idec, Inc.*	5,019	285,681
Boston Scientific Corp.*	22,952	266,932
Bristol-Myers Squibb Co.	33,846	897,596
CIGNA Corp.	4,775	256,561
Cardinal Health, Inc.	6,185	357,184
Celgene Corp.*	6,600	304,986
Coventry Health Care*	2,650	157,013
Express Scripts, Inc.*	4,312	314,776
Forest Laboratories, Inc.*	5,335	194,461
Genzyme Corp. (Genl. Div)*	4,550	338,702
Gilead Sciences, Inc.*	15,922	732,571
Hospira, Inc.*	2,696	114,957
Humana, Inc.*	2,899	218,324
IMS Health, Inc.	3,318	76,447
Johnson & Johnson	48,954	3,265,232
King Pharmaceuticals, Inc.*	4,182	42,824

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d)
Laboratory Corp. of America*	1,971	148,870
Lilly (Eli) & Co.	16,882	901,330
McKesson Corp.	4,950	324,275
Medco Health Solutions*	4,576	464,006
Medtronic, Inc.	19,342	972,322
Merck & Co., Inc.	37,234	2,163,668
Millipore Corp.*	934	68,350
Mylan Laboratories, Inc.	5,173	72,732
Patterson Cos., Inc.*	2,392	81,208
PerkinElmer, Inc.	2,028	52,769
Pfizer, Inc.	116,835	2,655,660
Quest Diagnostics, Inc.	2,683	141,931
Schering-Plough Corp.	27,708	738,141
St. Jude Medical, Inc.*	5,856	237,988
Stryker Corp.	4,073	304,335
Tenet Healthcare Corp.*	8,110	41,199
Thermo Fisher Scientific Inc*	7,218	416,334
UnitedHealth Group, Inc.	22,104	1,286,453
Varian Medical Systems, Inc.*	2,141	111,675
Waters Corp.*	1,718	135,842
Watson Pharmaceuticals, Inc.*	1,773	48,119
WellPoint, Inc.*	9,774	857,473
Wyeth	22,908	1,012,305
Zimmer Holdings, Inc.*	4,015	265,592
		25,974,610
INDUSTRIAL (7.5%)
3M Company	12,201	1,028,788
Allied Waste Industries*	4,953	54,582
Apollo Group, Inc. Cl A*	2,339	164,081
Avery Dennison Corp.	1,822	96,821
Block (H. & R.), Inc.	5,560	103,249
Boeing Co.	13,259	1,159,632
Burlington North Santa Fe	5,098	424,307
C.H. Robinson Worldwide, Inc.	2,904	157,164
CBS Corp. Cl B	11,719	319,343
CSX Corp.	7,192	316,304
Caterpillar, Inc.	10,879	789,380
Cintas Corp.	2,310	77,662
Cooper Industries, Ltd.	3,080	162,870
Cummins, Inc.	1,747	222,515
Danaher Corp.	4,331	380,002
Deere & Co.	7,591	706,874
Donnelley R.R. & Sons	3,671	138,544
Dover Corp.	3,399	156,660
EXPEDIA INC*	3,553	112,346
Eaton Corp.	2,506	242,957

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Emerson Electric Co.	13,467	763,040
Equifax, Inc.	2,256	82,028
Expeditors Int’l Wash., Inc.	3,646	162,903
FedEx Corp.	5,291	471,798
Fluor Corp.	1,513	220,474
General Dynamics Corp.	6,883	612,518
General Electric Co.	172,883	6,408,773
General Growth Pptys Inc	4,171	171,762
Goodrich Corporation	2,136	150,823
Google, Inc.*	3,960	2,738,261
Grainger (W.W.), Inc.	1,152	100,823
Honeywell International, Inc.	12,775	786,557
ITT Industries, Inc.	3,102	204,856
Illinois Tool Works, Inc.	7,072	378,635
Ingersoll Rand Co.	4,660	216,550
Jacobs Engineering Group, Inc.*	2,067	197,626
L-3 Communications Hldgs., Inc	2,151	227,877
Lockheed Martin Corp.	5,937	624,929
Manitowoc Company, Inc.	2,221	108,451
Masco Corp.	6,308	136,316
Monster Worldwide, Inc.*	2,188	70,891
Norfolk Southern	6,624	334,115
Northrop Grumman Corp.	5,788	455,168
PACCAR, Inc.	6,301	343,278
Pall Corp.	2,097	84,551
Parker Hannifin Corp.	2,877	216,667
Pitney Bowes, Inc.	3,710	141,128
Precision Castparts Corp.	2,363	327,748
Raytheon Co.	7,344	445,781
Robert Half Intl., Inc.	2,755	74,495
Rockwell Automation, Inc.	2,553	176,055
Rockwell Collins	2,787	200,580
Ryder System, Inc.	993	46,681
Southwest Airlines Co.	12,557	153,195
Starwood Hotels & Resort World	3,407	150,010
Terex Corp*	1,755	115,075
Textron, Inc.	4,264	304,023
Union Pacific Corp.	4,493	564,411
United Parcel Service Cl B	17,976	1,271,263
United Technologies Corp.	16,910	1,294,291
Verisign, Inc.*	3,780	142,166
Viacom Inc. - Class B.*	11,226	493,046
Waste MGT Inc.	8,696	284,098
		29,267,797
TECHNOLOGY (8.4%)
Adobe Systems, Inc.*	9,816	419,438

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Advanced Micro Devices, Inc.*	10,326	77,445
Affiliated Computer Svcs.*	1,719	77,527
Agilent Technologies, Inc.*	6,612	242,925
Akami Technologies*	2,843	98,368
Altera Corp.	5,746	111,013
Analog Devices, Inc.	5,190	164,523
Apple Computer, Inc.*	14,978	2,966,842
Applied Materials, Inc.	23,575	418,692
Autodesk, Inc.*	3,950	196,552
Automatic Data Processing	9,001	400,815
BMC Software, Inc.*	3,350	119,394
Broadcom Corp. Cl A*	8,049	210,401
CA Inc.	6,703	167,240
Ciena Corp.*	1,471	50,176
Cisco Systems, Inc.*	103,786	2,809,487
Citrix Systems, Inc.*	3,245	123,342
Cognizant Tech Solutions*	4,967	168,580
Computer Sciences Corp.*	2,976	147,223
Compuware Corp.*	4,896	43,476
Convergys Corp.*	2,228	36,673
Corning, Inc.	26,957	646,698
Dell, Inc.*	38,336	939,615
EMC Corp.*	35,893	665,097
Electronic Arts, Inc.*	5,388	314,713
Electronic Data Systems Corp.	8,760	181,595
Embarq Corp.	2,614	129,471
Fiserv, Inc.*	2,816	156,260
Hewlett-Packard Co.	44,102	2,226,269
IBM Corp.	23,572	2,548,133
Intel Corp.	100,023	2,666,613
Intuit, Inc.*	5,692	179,924
JDS Uniphase Corp.*	3,754	49,928
Jabil Circuit, Inc.	3,559	54,346
Juniper Networks Inc.*	8,923	296,244
KLA Tencor Corp.	3,116	150,067
LSI Logic Corp.*	12,076	64,124
Lexmark Int’l, Inc.*	1,620	56,473
Linear Technology Corp.	3,823	121,686
MEMC Elect. Materials, Inc*	3,920	346,881
Microchip Technology, Inc.	3,665	115,154
Micron Technology, Inc.*	13,008	94,308
Microsoft Corp.	137,634	4,899,770
Molex, Inc. Cl A	2,422	66,121
Motorola, Inc.	39,077	626,795
NVIDIA Corporation*	9,504	323,326
National Semiconductor Corp.	4,020	91,013

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Network Appliance, Inc.*	5,888	146,964
Novell, Inc.*	5,985	41,117
Novellus Systems, Inc.*	1,987	54,782
Oracle Corp.*	67,459	1,523,224
Paychex, Inc.	5,705	206,635
QLogic Corp.*	2,342	33,256
Qualcomm, Inc.	27,995	1,101,603
Sandisk Corp.*	3,904	129,496
Sun Microsystems, Inc.*	14,175	256,993
Symantec Corp.*	14,836	239,453
Tellabs, Inc.*	7,513	49,135
Teradyne, Inc.*	2,971	30,720
Texas Instruments, Inc.	23,918	798,861
Total System Services Inc	3,284	94,743
Unisys Corp.*	5,949	28,139
Xerox Corp.	15,814	256,029
Xilinx, Inc.	5,030	110,006
Yahoo!, Inc.*	22,862	531,770
		32,693,682
TELECOMMUNICATIONS (2.0%)
AT&T	103,747	4,311,725
American Tower Corp.*	6,924	294,962
CenturyTel, Inc.	1,888	78,276
Citizens Communications Co.	5,607	71,377
Qwest Communications Intl.	26,861	188,296
Sprint Nextel Corp.	48,653	638,814
Verizon Communications	49,444	2,160,208
		7,743,658
UTILITIES (2.0%)
AES Corp.*	11,449	244,894
Allegheny Energy, Inc.*	2,844	180,907
Ameren Corp.	3,558	192,879
American Electric Power, Inc.	6,843	318,610
CMS Energy Corp.	3,851	66,930
Centerpoint Energy, Inc.	5,496	94,146
Consolidated Edison, Inc.	4,644	226,859
Constellation Energy Group	3,091	316,920
DTE Energy Co.	2,801	123,132
Dominion Resources, Inc.	10,005	474,737
Duke Energy Corp	21,572	435,107
Edison International	5,573	297,431
Entergy Corp.	3,325	397,404
Exelon Corp.	11,290	921,716
FPL Group, Inc.	6,963	471,952
FirstEnergy Corp.	5,214	377,181
NiSource, Inc.	4,690	88,594

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d)
Nicor, Inc.	772	32,694
PG & E Corp.	6,056	260,953
PPL Corporation	6,367	331,657
Pepco Holdings, Inc.	3,426	100,485
Pinnacle West Capital Corp.	1,718	72,860
Progress Energy, Inc.	4,434	214,739
Public Svc. Enterprise Group	4,350	427,344
Questar Corp.	2,956	159,920
Sempra Energy	4,472	276,727
Southern Co.	12,993	503,479
Teco Energy, Inc.	3,604	62,025
Xcel Energy, Inc.	7,183	162,120
		7,834,402

TOTAL INDEXED ASSETS - COMMON STOCK (Cost: $178,600,486) 56.6%		220,084,130

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	2.80	02/28/08	800,000	796,382

US GOVERNMENT AGENCIES (2.8%)
Federal Home Loan Bank	3.15	01/02/08	10,700,000	10,699,064

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,495,446) 3.0%				11,495,446

TOTAL INDEXED ASSETS (Cost $190,095,932) 59.6%				231,579,576

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER  31, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

37 S&P 500 Stock Index Futures Contracts	March 2008	$13,664,100	$1,725

Face Value of futures purchased and outstanding as percentage of total investments in securities: 3.5%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.0%)
Schnitzer Steel Inds Inc -A	4,377	302,582
Ball Corp.	7,136	321,120
Darling International Inc*	33,459	386,786
Dow Chemical Co.	14,492	571,275
Freeport-McMoran Copper	6,488	664,631
Louisiana-Pacific Corp.	33,775	462,042
Monsanto Co.	9,850	1,100,147
		3,808,583
CONSUMER, CYCLICAL (4.6%)
AAR Corp*	13,720	521,772
ANIMAL HEALTH INTl.*	8,660	106,518
ArvinMeritor, Inc.	27,057	317,379
Audiovox Corp. Cl A*	40,286	499,546
Belo Corporation	24,086	420,060
Best Buy Co., Inc.	6,755	355,651
CSK Auto Corp*	18,001	90,185
California Pizza Kitchen Inc*	20,928	325,849
Casey’s General Stores, Inc.	17,810	527,354
Charming Shoppes, Inc.*	9,033	48,869
Collective Brands Inc*	47,315	822,808
Comcast Corp. Cl A*	33,078	604,004
Crown Holdings, Inc.*	45,742	1,173,282
Crown Media Holdings Cl A*	15,272	99,268
D.R. Horton, Inc.	8,816	116,107
Gymboree Corp.*	2,978	90,710
Harman Intl. Inds	2,511	185,086
Harris Interactive*	29,882	127,297
Hartmarx Corp.*	22,674	77,318
Home Depot, Inc.	6,429	173,197
International Game Technology	12,524	550,179
Johnson Controls, Inc.	18,929	682,201
L-1 IDENTITY SOLUTIONS INC*	18,246	327,516
Landry’s Restaurant, Inc.	17,135	337,560
McDonald’s Corp.	9,692	570,956
Measurement Seciallties, Inc.*	6,226	137,595
Modine Manufacturing Co.	22,761	375,784
NEXSTAR BROADCASTING GROUP-A*	10,385	94,919
New Oriental Education*	1,268	102,188
OLD DOMINION FREIGHT LINE*	12,470	288,182
OMRIX BIOPHARMACEUTICALS INC*	2,808	97,550
Omnicom Group, Inc.	9,154	435,090
P.F. Changs China Bistro, Inc.*	4,596	104,973
PHARMION CORP*	7,840	492,822
PREMIERE GLOBAL SERVICES INC*	10,703	158,940
Penney (J.C.) Co., Inc.	6,669	293,369
Pep Boys-Manny, Moe & Jack	32,950	378,266

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Pinnacle Entertainment, Inc.*	11,731	276,382
RC2 Corp.*	4,255	119,438
Rent-A-Center, Inc.*	11,723	170,218
Sonic Corp.*	17,680	387,192
Staples, Inc.	15,726	362,799
Strayer Education Inc.	1,042	177,744
Sunopta*	31,672	422,821
THQ, Inc.*	21,105	594,950
Target Corp.	5,184	259,200
Time Warner, Inc.	26,172	432,100
Tupperware Corp.	34,533	1,140,625
Tween Brands, Inc.*	8,583	227,278
Tyco International	4,211	166,966
V F Corp.	4,490	308,283
Wolverine World Wide, Inc.	25,216	618,296
		17,774,642
CONSUMER, NON-CYCLICAL (3.8%)
ANDERSONS INC	3,373	151,110
Alkermes, Inc.*	11,423	178,085
Archer-Daniels-Midland Co.	12,350	573,411
Argo Group International*	5,548	233,737
CVS Corp.	19,012	755,727
Chattem, Inc.*	2,826	213,476
Chiquita Brands Intl., Inc.*	12,700	233,553
Coca-Cola Co.	18,826	1,155,352
Colgate-Palmolive Co.	9,176	715,361
Conmed Corp.*	4,363	100,829
Dynamex, Inc.*	5,818	157,435
EV3 Inc*	15,371	195,365
FTI Consulting Inc*	6,543	403,311
Flowers Foods, Inc.	14,269	334,037
General Mills, Inc.	6,103	347,871
Great Atlantic & Pac. Tea, Inc.*	15,033	470,984
Hologic, Inc.*	8,280	568,339
Icon Spon ADR*	6,792	420,153
Kroger Co.	17,726	473,461
Longs Drug Stores Corp.	15,368	722,296
Mueller Industries, Inc.	23,354	677,032
Owens & Minor, Inc	5,411	229,589
Pediatrix Medical Group, Inc.*	2,921	199,066
PepsiCo, Inc.	14,841	1,126,432
Phase Forward, Inc.*	9,712	211,236
Proctor & Gamble Co.	29,784	2,186,741
Realty Income Corporation	7,856	212,269
Safeway, Inc.	9,691	331,529
Vector Group, Ltd.	32,092	643,766

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Wal-Mart Stores, Inc.	6,840	325,105
Watson Wyatt Worldwide Inc	6,441	298,927
		14,845,585
ENERGY (3.8%)
Aegean Marine Pretroleum	9,735	373,727
Alpha Natural Resources Inc*	6,701	217,648
Atwood Oceanics Inc*	2,694	270,047
CNX Gas Corp.*	15,803	504,906
CONCHO RESOURCES INC*	5,660	116,653
ChevronTexaco Corp.	12,342	1,151,879
ConocoPhillips	8,835	780,131
Devon Energy Corp.	2,851	253,482
Ellora Energy Inc* (a)	21,800	261,600
Exxon Mobil Corp.	33,871	3,173,374
Genco Shipping & Trading Ltd	6,000	328,560
Halliburton Co.	18,602	705,202
Hercules Offshore Inc*	6,271	149,124
Northwest Natural Gas	4,995	243,057
Occidental Petroleum	9,170	705,998
Penn Virginia Corp	3,555	155,105
Range Resources Corp.	15,558	799,059
Schlumberger, Ltd.	10,019	985,569
Superior Well Services Inc*	8,231	174,662
T-3 ENERGY SERVICES INC*	22,789	1,071,311
Transocean Inc.*	3,150	450,923
Unisource Energy Corp.	13,903	438,640
Valero Energy Corp.	14,029	982,451
W&T Offshore Inc	12,624	378,215
		14,671,323
FINANCIAL (6.2%)
Acadia Realty Trust	7,978	204,317
Allstate Corp.	8,552	446,671
American Int’l. Group, Inc.	23,043	1,343,407
AmericanWest Bancorp	9,186	161,949
Ashford Hospitality Trust	48,684	350,038
Assured Guaranty Co.	3,006	79,779
Asta Funding Inc.	5,658	149,598
Bank Mutual Corp.	36,748	388,426
Bank of America Corp.	31,000	1,279,060
Banner Corporation	2,073	59,557
Biomed Realty Trust Inc	6,928	160,522
Brookline Bankcorp	42,505	431,851
Capital Lease Funding, Inc.	8,106	68,253
Capital One Financial Corp.	8,984	424,584
Citigroup, Inc.	41,058	1,208,748
Columbia Banking System	3,762	111,844

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Ellington Financial LLC-144A* (a)	21,000	420,000
FBR Capital Markets Corp.*	31,972	306,292
First Bancorp PR	5,479	186,943
First Niagara Financial Grp.	31,395	377,996
First State Bank Corporation	10,038	139,528
FirstFed Financial Corp.*	5,159	184,795
Glacier Bancorp, Inc.	25,844	484,317
Goldman Sachs Group, Inc.	4,155	893,533
Hartford Fin, Svc .Gp., Inc.	6,204	540,927
Highwoods Properties, Inc.	11,752	345,274
ISHARES	7,400	561,808
ISHARES	5,230	368,610
ISHARES	2,355	196,595
Iberia Bank Corp.	5,482	256,284
J.P. Morgan Chase & Co.	26,256	1,146,074
KNBT Bancorp, Inc.	22,814	351,792
LandAmerica Financial Group	10,748	359,521
Lazard, Ltd. Cl A*	9,276	377,348
Medical Properties Trust Inc	18,921	192,805
Merrill Lynch & Co., Inc.	8,603	461,809
Meruelo Maddux Prop., Inc.*	26,256	105,024
MetLife, Inc.	13,006	801,430
Mid-America Apt. Communities	4,879	208,577
Morgan Stanley	9,215	489,409
National Financial Partners	16,980	774,458
NewAlliance Bankshare	46,712	538,122
PHH Corp.*	6,132	108,168
Pennsylvania REIT	5,880	174,518
Phoenix Companies, Inc.	15,594	185,101
Prologis Trust	6,559	415,709
Provident Financial Services	18,672	269,250
REDWOOD TRUST INC	6,295	215,541
STIFEL FINANCIAL CORP*	3,722	195,666
Safeco Corp.	8,770	488,314
Salary.com., Inc.*	17,029	218,823
Seabright Insurance Hldgs*	8,590	129,537
Sws Group, Inc.	17,611	223,131
T. Rowe Price Group, Inc.	3,640	221,603
TNS Inc.*	9,101	161,543
Taylor Capital Gowth, Inc.	6,772	138,149
Tower Group, Inc.	7,270	242,818
Vintage Wine Trust, Inc. (a)	45,820	309,285
Wachovia Corp.	26,019	989,503
Wells Fargo & Company	45,786	1,382,279
Westamerica Bancorp	7,244	322,720
		24,329,533

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (3.5%)
ALNYLAM Pharmaceuticals, Inc.*	7,074	205,712
Abbott Laboratories	18,025	1,012,104
Aetna, Inc.	11,081	639,706
Alexion Pharmaceuticals Inc*	2,672	200,480
Allscripts Healthcare Solution*	13,654	265,161
American Medical Sys. Hldgs.*	31,098	449,677
Arthrocare Corp.*	4,080	196,044
BIOMARIN PHARMACEUTICAL INC*	5,886	208,364
CV Therapeutics, Inc.*	10,323	93,423
Celgene Corp.*	3,484	160,996
Conceptus, Inc.*	7,154	137,643
Enzon, Inc.*	61,127	582,540
Gilead Sciences, Inc.*	18,054	830,665
Human Genome Sciences, Inc.*	16,466	171,905
Humana, Inc.*	3,313	249,502
Inverness Medical Innovations*	14,491	814,104
Johnson & Johnson	25,948	1,730,732
Keryx Biopharmaceuticals, Inc.*	9,739	81,808
McKesson Corp.	6,890	451,364
Medco Health Solutions*	4,799	486,619
Medtronic, Inc.	16,363	822,568
Merck & Co., Inc.	17,509	1,017,448
Myriad Genetics Inc.*	4,053	188,140
OSI Pharmaceuticals, Inc.*	3,690	179,002
Onyx Pharmaceuticals Inc*	3,668	204,014
Psychiatric Solutions*	6,980	226,850
Quest Diagnostics, Inc.	4,982	263,548
Rigel Pharmaceuticals, Inc.*	4,481	113,773
Sciele Pharma, Inc.*	7,813	159,776
Seattle Genetics, Inc.*	17,677	201,518
St. Jude Medical, Inc.*	5,881	239,004
Varian, Inc.*	8,273	540,227
Wyeth	15,025	663,955
		13,788,372
INDUSTRIAL (7.3%)
3M Company	7,886	664,948
Actuant Corp. Cl A	8,936	303,913
Alaska Air Group, Inc.*	16,552	413,966
Allis-Chalmers Corp*	64,668	953,853
American Italian Pasta Co.*	42,983	300,881
Astec Industries Inc.*	4,415	164,194
BARNES GROUP INC	8,037	268,355
Baldor Electric Company	19,656	661,621
Benchmark Electronics*	6,272	111,203

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Bucyrus International , Inc.	2,945	292,704
CEPHEID INC*	5,139	135,413
CF Industries Holdings	3,410	375,305
Consolidated Communcations	13,922	277,048
Cornell Corrections, Inc.*	4,050	94,446
Curtis Wright Corp. Cl B	5,976	299,995
Cymer, Inc.*	6,248	243,235
DIODES, Inc.*	9,687	291,288
DXP ENTERPRISES INC*	3,431	160,159
DeVry, Inc.	9,780	508,169
Digital River, Inc.*	3,147	104,071
Dril-Quip,Inc.*	1,721	95,791
FLIR Systems Inc.*	5,968	186,798
Felcor Lodging Trust, Inc.	11,803	184,009
Flotek Industries, Inc.*	30,093	1,084,552
General Electric Co.	72,758	2,697,139
Genesee & Wyoming, Inc. Cl A*	25,720	621,652
Google, Inc.*	1,321	913,445
Granite Construction	9,353	338,392
HORSEHEAD HOLDING CORP*	20,373	345,730
HUB Group, Inc. Cl A*	10,007	265,986
Harmonic, Inc.*	35,293	369,871
Healthcare Services Group	14,120	299,062
Healthways Inc.*	3,000	175,320
ICO, Inc.*	27,556	353,819
ITT Industries, Inc.	11,488	758,668
Illinois Tool Works, Inc.	7,407	396,571
Integra Lifesciences Corp.*	6,749	282,986
Interline Brands, Inc.*	8,623	188,930
JetBlue Airways Corp*	24,924	147,052
Ladish Co Inc*	16,640	718,682
Landauer, Inc.	4,573	237,110
Littelfuse, Inc.*	15,418	508,177
Lockheed Martin Corp.	8,361	880,079
MKS Instruments, Inc.*	27,248	521,527
Magellan Health Services, Inc.*	11,704	545,758
Northrop Grumman Corp.	9,094	715,152
Perini Corp.*	13,552	561,324
RBC Bearings Inc*	7,086	307,958
RTI International Metals Inc*	5,377	370,637
SAUER-DANFOSS INC	27,833	697,217
SHUTTERFLY INC*	5,275	135,146
Siligan Holdings, Inc.	12,856	667,741
Sotheby’s (Delaware)	2,762	105,232
Southwest Airlines Co.	28,364	346,041
Starwood Hotels & Resort World	7,368	324,413

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
TASEKO MINES LTD*	160,385	811,548
Terra Industries, Inc.*	5,230	249,785
Texas Industries, Inc.	4,462	312,786
Trico Marine Services, Inc.*	11,312	418,770
USEC INC*	43,329	389,961
United Parcel Service Cl B	8,443	597,089
United Technologies Corp.	9,254	708,301
Vistaprint LTD*	3,328	142,605
WMS Industries Inc*	10,300	377,392
Willbros Group, Inc.*	6,950	266,116
Wright Express Corp*	10,424	369,948
ZUMIEZ, Inc.*	3,215	78,317
		28,695,352
TECHNOLOGY (5.9%)
Anixter International, Inc.*	6,068	377,854
Ansys, Inc.*	7,797	323,264
Apple Computer, Inc.*	5,408	1,071,217
Arris Group, Inc.*	25,875	258,233
Aspen Technology, Inc.*	19,966	323,849
Automatic Data Processing	8,273	368,397
Broadcom Corp. Cl A*	12,371	323,378
Cirrus Logic, Inc.*	38,338	202,425
Cisco Systems, Inc.*	45,576	1,233,742
CommScope, Inc.*	6,346	312,287
Corning, Inc.	22,572	541,502
EMC Corp.*	15,463	286,529
Electronics For Imaging, Inc.*	12,273	275,897
Equinix Inc*	2,378	240,344
Exelixis, Inc*	10,948	94,481
Hewlett-Packard Co.	19,788	998,898
IBM Corp.	9,082	981,764
ILLUMINA INC.*	6,407	379,679
Informatica Corp.*	42,066	758,029
Intel Corp.	46,026	1,227,053
Lin TV Corp.*	16,033	195,122
MEMC Elect. Materials, Inc*	3,619	320,245
Marlin Business Services*	20,823	251,125
Medics Pharmaceutical Corp.	10,486	272,321
Micrel, Inc.	20,969	177,188
Microsemi Corp.*	24,570	543,980
Microsoft Corp.	46,411	1,652,232
NVIDIA Corporation*	8,838	300,669
Netlogic Microsystems, Inc.*	7,564	243,561
Nuance Communications Inc.*	7,026	131,246
Oracle Corp.*	57,291	1,293,631
Parametric Technology Corp.*	13,988	249,686

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Perot Systems Corp. Cl A*	13,512	182,412
Priceline.Com Inc.*	883	101,421
Qualcomm, Inc.	14,246	560,580
Rightnow Tecnologies*	17,803	282,178
SIRF TECNOLOGY HOLDINGS*	7,177	180,358
SPSS, Inc.*	5,357	192,370
Semtech Corp.*	13,470	209,054
Sybase, Inc.*	7,910	206,372
Symantec Corp.*	16,853	272,007
Synaptics, Inc.*	2,559	105,328
Syniverse Holdings, Inc.*	24,177	376,678
Tech Data Corp.*	13,008	490,662
Technitrol, Inc.	12,568	359,193
Tibco Software, Inc.*	37,015	298,711
Trident Microsystems*	16,315	107,026
ValueClick , Inc.*	16,548	362,401
Viasat, Inc.*	20,670	711,668
Wabtech	11,768	405,290
Websense, Inc.*	31,776	539,556
Wind River Systems*	9,282	82,888
Yahoo!, Inc.*	23,772	552,937
		22,788,918
TELECOMMUNICATIONS (1.1%)
AT&T	37,832	1,572,289
Cincinnati Bell, Inc.*	41,901	199,030
Golden Telecom Inc*	1,110	112,055
Gray Television Inc.	53,125	426,063
Iowa Telecomunications Service	21,094	342,988
Qwest Communications Intl.	24,376	170,876
Sprint Nextel Corp.	18,267	239,846
Verizon Communications	23,473	1,025,535
		4,088,682
UTILITIES (1.3%)
Avista Corp.	13,028	280,623
Black Hills Corp.	6,104	269,186
Constellation Energy Group	3,400	348,602
Dominion Resources, Inc.	11,995	569,163
Edison International	3,374	180,070
Entergy Corp.	1,888	225,654
Exelon Corp.	4,906	400,526
FPL Group, Inc.	3,842	260,411
FirstEnergy Corp.	5,118	370,236
PNM Resources, Inc.	15,490	332,261
Paetec Holding*	16,391	159,812
Public Svc. Enterprise Group	2,331	228,997
Sempra Energy	6,223	385,079

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d)
Sierra Pacific Resources	24,336	413,225
Westar Energy, Inc.	17,078	443,003
		4,866,848

TOTAL ACTIVE ASSETS - COMMON STOCK (Cost: $138,709,555) 38.5%		149,657,838

* Non-income producing security.

	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp. (a)	7.25	07/15/10	460,000	303,600

TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%				303,600

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (1.7%)
Federal Home Loan Bank	3.15	01/02/08	3,950,000	3,949,654
Freddie Mac	3.25	01/02/08	2,846,000	2,845,743
				6,795,397

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,795,397) 1.7%				6,795,397

TEMPORARY CASH INVESTMENTS**(Cost: 240,100) 0.0% (1)				240,100

TOTAL INVESTMENTS (Cost: $336,300,984) 99.9%				388,576,511

OTHER NET ASSETS 0.1%				429,886

NET ASSETS 100.0%				$389,006,397

(1)  Less than 0.05%.

(a)  Rule 144a restricted security

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Schnitzer Steel Inds Inc -A	23,203	1,604,023
Louisiana-Pacific Corp.	179,076	2,449,760
		4,053,783
CONSUMER, CYCLICAL (16.9%)
Audiovox Corp. Cl A*	229,479	2,845,540
Belo Corporation	130,087	2,268,717
Casey’s General Stores, Inc.	94,695	2,803,919
Charming Shoppes, Inc.*	47,618	257,613
Collective Brands Inc*	143,506	2,495,569
Crown Holdings, Inc.*	249,258	6,393,468
CSK Auto Corp*	95,403	477,969
Hartmarx Corp.*	129,237	440,698
Landry’s Restaurant, Inc.	91,196	1,796,561
Modine Manufacturing Co.	83,273	1,374,837
NEXSTAR BROADCASTING GROUP-A*	54,717	500,113
OLD DOMINION FREIGHT LINE*	64,807	1,497,690
Pep Boys-Manny, Moe & Jack	173,640	1,993,387
PHARMION CORP*	35,100	2,206,386
Rent-A-Center, Inc.*	62,261	904,030
THQ, Inc.*	49,694	1,400,874
Tupperware Corp.	140,876	4,653,134
Wolverine World Wide, Inc.	75,785	1,858,248
		36,168,753
CONSUMER, NON-CYCLICAL (5.9%)
Conmed Corp.*	23,420	541,236
Flowers Foods, Inc.	76,008	1,779,347
Great Atlantic & Pac. Tea, Inc*	48,362	1,515,181
Longs Drug Stores Corp.	35,357	1,661,779
Mueller Industries, Inc.	124,357	3,605,109
Vector Group, Ltd.	172,915	3,468,675
		12,571,327
ENERGY (7.2%)
CNX Gas Corp.*	84,587	2,702,555
Ellora Energy Inc* (a)	119,800	1,437,600
Northwest Natural Gas	26,681	1,298,297
Range Resources Corp.	62,925	3,231,828
Superior Well Services Inc*	43,948	932,577
T-3 ENERGY SERVICES INC*	35,224	1,655,880
Unisource Energy Corp.	74,739	2,358,015
W&T Offshore Inc	64,610	1,935,716
		15,552,468

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (21.8%)
AmericanWest Bancorp	51,623	910,113
Ashford Hospitality Trust	259,894	1,868,638
Assured Guaranty Co.	16,075	426,631
Asta Funding Inc.	30,166	797,589
Bank Mutual Corp.	205,876	2,176,109
Brookline Bankcorp	238,907	2,427,295
Capital Lease Funding, Inc.	42,955	361,681
Columbia Banking System	20,113	597,959
Ellington Financial LLC-144A* (a)	119,000	2,380,000
FBR Capital Markets Corp.*	165,330	1,583,861
First Niagara Financial Grp.	167,341	2,014,786
First State Bank Corporation	53,610	745,179
FirstFed Financial Corp.*	27,203	974,411
Glacier Bancorp, Inc.	82,186	1,540,166
Highwoods Properties, Inc.	62,458	1,835,016
Iberia Bank Corp.	29,248	1,367,344
ISHARES	27,210	2,065,783
ISHARES	27,430	1,933,266
KNBT Bancorp, Inc.	128,648	1,983,752
LandAmerica Financial Group	57,523	1,924,144
Medical Properties Trust Inc	100,865	1,027,814
Meruelo Maddux Prop., Inc.*	140,866	563,464
Mid-America Apt. Communities	26,049	1,113,595
National Financial Partners	53,861	2,456,600
NewAlliance Bankshare	199,699	2,300,532
Pennsylvania REIT	34,132	1,013,038
PHH Corp.*	32,482	572,982
Phoenix Companies, Inc.	84,639	1,004,665
Provident Financial Services	99,411	1,433,507
REDWOOD TRUST INC	33,407	1,143,856
Seabright Insurance Hldgs*	45,286	682,913
Sws Group, Inc.	93,942	1,190,245
Taylor Capital Gowth, Inc.	36,486	744,314
Vintage Wine Trust, Inc. (a)	236,080	1,593,540
		46,754,788
HEALTHCARE (2.3%)
American Medical Sys. Hldgs.*	60,890	880,469
Enzon, Inc.*	326,010	3,106,875
Inverness Medical Innovations*	18,535	1,041,296
		5,028,640
INDUSTRIAL (20.6%)
Alaska Air Group, Inc.*	88,959	2,224,865
Allis-Chalmers Corp*	143,013	2,109,442

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
American Italian Pasta Co.*	227,847	1,594,929
Baldor Electric Company	61,977	2,086,146
Benchmark Electronics*	33,843	600,036
CF Industries Holdings	18,080	1,989,885
Cornell Corrections, Inc.*	21,340	497,649
Felcor Lodging Trust, Inc.	60,189	938,347
Flotek Industries, Inc.*	89,438	3,223,346
Genesee & Wyoming, Inc. Cl A*	63,005	1,522,831
Granite Construction	49,826	1,802,705
Healthcare Services Group	80,047	1,695,385
HORSEHEAD HOLDING CORP*	109,095	1,851,342
Ladish Co Inc*	39,236	1,694,603
Littelfuse, Inc.*	46,006	1,516,358
MKS Instruments, Inc.*	94,508	1,808,883
Perini Corp.*	46,250	1,915,675
SAUER-DANFOSS INC	111,642	2,796,632
Siligan Holdings, Inc.	68,620	3,564,123
TASEKO MINES LTD*	550,312	2,784,579
Texas Industries, Inc.	23,903	1,675,600
Trico Marine Services, Inc.*	60,426	2,236,971
USEC INC*	231,806	2,086,254
		44,216,586
TECHNOLOGY (11.3%)
Anixter International, Inc.*	32,292	2,010,823
Cirrus Logic, Inc.*	200,863	1,060,557
CommScope, Inc.*	33,871	1,666,792
Electronics For Imaging, Inc.*	69,074	1,552,784
Informatica Corp.*	129,283	2,329,680
Lin TV Corp.*	85,631	1,042,129
Marlin Business Services*	109,757	1,323,669
Microsemi Corp.*	56,162	1,243,427
Parametric Technology Corp.*	73,724	1,315,973
Perot Systems Corp. Cl A*	74,522	1,006,047
Sybase, Inc.*	40,996	1,069,586
Syniverse Holdings, Inc.*	53,854	839,045
Tech Data Corp.*	70,171	2,646,850
Technitrol, Inc.	67,365	1,925,292
Tibco Software, Inc.*	191,626	1,546,422
Trident Microsystems*	85,460	560,618
Websense, Inc.*	69,175	1,174,592
		24,314,286

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (1.8%)
Cincinnati Bell, Inc.*	225,791	1,072,507
Gray Television Inc.	107,434	861,621
Iowa Telecomunications Service	112,405	1,827,705
		3,761,833
UTILITIES (4.4%)
Avista Corp.	73,676	1,586,981
Black Hills Corp.	32,549	1,435,411
PNM Resources, Inc.	83,292	1,786,613
Sierra Pacific Resources	130,827	2,221,442
Westar Energy, Inc.	96,599	2,505,781
		9,536,228

TOTAL EQUITY SECURITIES (Cost: $212,613,322) 94.1%		201,958,692

* Non-Income Producing Security

	Rate(%)	Maturity	Face Amount($)	Value($)

LONG-TERM DEBT SECURITIES:
FINANCIAL (0.6%)
GSC Capital Corp. (a)	7.25	7/15/10	1,890,000	1,247,400
				1,247,400

TOTAL LONG TERM DEBT SECURITIES (Cost: $1,890,000) 0.6%				1,247,400

	Rate(%)	Maturity	Face Amount($)	Value($)

SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (5.1%)
Federal Home Loan Bank	3.15	1/2/08	10,900,000	10,899,046
				10,899,046

TOTAL SHORT TERM DEBT SECURITIES (Cost: $10,899,046) 5.1%				10,899,046

TOTAL INVESTMENTS (Cost: 225,402,368) 99.8%				214,105,138

OTHER NET ASSETS (0.2%)				483,830

NET ASSETS (100.0%)				$214,588,968

(a) Rule 144a restricted security

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.0%)
Darling International Inc*	185,986	2,149,998
		2,149,998
CONSUMER, CYCLICAL (14.2%)
AAR Corp*	75,898	2,886,401
ANIMAL HEALTH INTl.*	63,370	779,451
ArvinMeritor, Inc.	149,787	1,757,002
California Pizza Kitchen Inc*	115,810	1,803,162
Collective Brands Inc*	111,276	1,935,090
Crown Media Holdings Cl A*	84,571	549,712
Gymboree Corp.*	16,453	501,158
Harris Interactive*	165,435	704,753
L-1 IDENTITY SOLUTIONS INC*	101,051	1,813,865
Measurement Seciallties, Inc.*	34,500	762,450
Modine Manufacturing Co.	40,216	663,966
New Oriental Education*	6,975	562,115
OMRIX BIOPHARMACEUTICALS INC*	15,550	540,207
P.F. Changs China Bistro, Inc.	46,375	1,059,205
PHARMION CORP*	9,000	565,740
PREMIERE GLOBAL SERVICES INC*	59,248	879,833
Pinnacle Entertainment, Inc.*	64,906	1,529,185
RC2 Corp.*	23,582	661,947
Sonic Corp.*	97,869	2,143,331
Strayer Education Inc.	5,805	990,217
Sunopta*	175,354	2,340,976
THQ, Inc.*	64,875	1,828,826
Tupperware Corp.	44,749	1,478,059
Tween Brands, Inc.*	47,536	1,258,753
Wolverine World Wide, Inc.	64,030	1,570,016
		31,565,420
CONSUMER, NON-CYCLICAL (11.2%)
ANDERSONS INC	18,618	834,086
Alkermes, Inc.*	63,276	986,473
Argo Group International*	30,738	1,294,992
Chattem, Inc.*	15,640	1,181,446
Chiquita Brands Intl., Inc.*	70,225	1,291,438
Dynamex, Inc.*	32,239	872,387
EV3 Inc*	85,100	1,081,621
FTI Consulting Inc*	36,188	2,230,628
Great Atlantic & Pac. Tea, Inc	32,900	1,030,757
Hologic, Inc.*	45,830	3,145,771
Icon Spon ADR*	37,645	2,328,720
Longs Drug Stores Corp.	49,105	2,307,935
Owens & Minor, Inc	30,088	1,276,634
Phase Forward, Inc.*	53,757	1,169,215
Realty Income Corporation	43,725	1,181,450
Pediatrix Medical Group, Inc.*	16,100	1,097,215
Watson Wyatt Worldwide Inc	35,656	1,654,795
		24,965,563
ENERGY (7.1%)
Aegean Marine Petroleum	53,850	2,067,302
Alpha Natural Resources Inc*	50,075	1,626,436
Atwood Oceanics Inc*	14,975	1,501,094
CONCHO RESOURCES INC*	31,425	647,669

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d)
Energysolutions Inc.*	31,000	836,690
Genco Shipping & Trading Ltd	33,216	1,818,908
Hercules Offshore Inc*	47,075	1,119,444
Penn Virginia Corp	19,750	861,693
Range Resources Corp.	20,357	1,045,536
T-3 ENERGY SERVICES INC*	89,823	4,222,579
		15,747,351
FINANCIAL (7.3%)
Acadia Realty Trust	44,355	1,135,932
Biomed Realty Trust Inc	38,349	888,546
First Bancorp PR	30,300	1,033,836
Glacier Bancorp, Inc.	61,616	1,154,684
ISHARES	13,050	1,089,414
Lazard, Ltd. Cl A	51,296	2,086,721
National Financial Partners	37,871	1,727,296
NewAlliance Bankshare	63,938	736,566
STIFEL FINANCIAL CORP*	20,768	1,091,774
Salary.com., Inc.*	94,271	1,211,382
TNS INC	50,400	894,600
Tower Group, Inc.	40,275	1,345,185
Westamerica Bancorp	40,113	1,787,034
		16,182,970
HEALTHCARE (10.4%)
ALNYLAM Pharmaceuticals, Inc.*	39,167	1,138,976
Alexion Pharmaceuticals Inc*	14,825	1,112,320
Allscripts Healthcare Solution	75,998	1,475,881
American Medical Sys. Hldgs.*	109,155	1,578,381
Arthrocare Corp.*	22,713	1,091,360
BIOMARIN PHARMACEUTICAL INC*	32,525	1,151,385
CV Therapeutics, Inc.*	57,175	517,434
Conceptus, Inc.*	39,625	762,385
Human Genome Sciences, Inc.*	91,154	951,648
Inverness Medical Innovations*	55,277	3,105,462
Keryx Biopharmaceuticals, Inc.	53,925	452,970
Myriad Genetics Inc.*	22,378	1,038,787
OSI Pharmaceuticals, Inc.*	20,425	990,817
Onyx Pharmaceuticals Inc*	20,300	1,129,086
Psychiatric Solutions*	35,097	1,140,653
Rigel Pharmaceuticals, Inc.*	22,559	572,773
Sciele Pharma, Inc.*	43,253	884,524
Seattle Genetics, Inc.*	97,786	1,114,760
Varian, Inc.*	45,787	2,989,891
		23,199,493
INDUSTRIAL (28.8%)
Actuant Corp. Cl A	49,364	1,678,870
Allis-Chalmers Corp*	209,096	3,084,166
Astec Industries Inc.*	24,452	909,370
BARNES GROUP INC	44,466	1,484,720
Baldor Electric Company	43,702	1,471,009
Bucyrus International , Inc.	16,300	1,620,057
CEPHEID INC*	28,475	750,316
Consolidated Communcations	77,025	1,532,798
Curtis Wright Corp. Cl B	31,790	1,595,858

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Cymer, Inc.*	34,550	1,345,032
DIODES, Inc.*	53,577	1,611,060
DXP ENTERPRISES INC*	18,968	885,426
DeVry, Inc.	54,091	2,810,568
Digital River, Inc.*	17,450	577,072
Dril-Quip,Inc.*	18,575	1,033,885
FLIR Systems Inc.*	68,140	2,132,782
Flotek Industries, Inc.*	74,004	2,667,104
Genesee & Wyoming, Inc. Cl A*	70,017	1,692,311
HUB Group, Inc. Cl A*	55,398	1,472,479
Harmonic, Inc.*	195,357	2,047,341
Healthways Inc.*	15,100	882,444
ICO, Inc.*	152,481	1,957,856
Integra Lifesciences Corp.*	37,325	1,565,037
Interline Brands, Inc.*	47,828	1,047,911
JetBlue Airways Corp*	137,936	813,822
Ladish Co Inc*	51,603	2,228,734
Landauer, Inc.	25,285	1,311,027
Littelfuse, Inc.*	37,507	1,236,231
MKS Instruments, Inc.*	49,900	955,086
Magellan Health Services, Inc.	64,787	3,021,018
Perini Corp.*	26,419	1,094,275
RBC Bearings Inc*	39,289	1,707,500
RTI International Metals Inc*	29,772	2,052,184
SAUER-DANFOSS INC	37,887	949,069
SHUTTERFLY INC*	29,175	747,464
Sotheby’s (Delaware)	15,242	580,720
TASEKO MINES LTD*	299,950	1,517,747
Terra Industries, Inc.*	29,100	1,389,816
Vistaprint LTD*	18,450	790,583
WMS Industries Inc*	57,038	2,089,872
Willbros Group, Inc.*	38,650	1,479,909
Wright Express Corp*	57,763	2,050,009
ZUMIEZ, Inc.*	17,828	434,290
		64,304,828
TECHNOLOGY (15.7%)
Ansys, Inc.*	43,289	1,794,762
Arris Group, Inc.*	143,248	1,429,615
Aspen Technology, Inc.*	110,542	1,792,991
Equinix Inc*	13,221	1,336,246
Exelixis, Inc*	60,909	525,645
ILLUMINA INC.*	35,512	2,104,441
Informatica Corp.*	99,182	1,787,260
Medics Pharmaceutical Corp.	57,989	1,505,974
Micrel, Inc.	115,988	980,099
Microsemi Corp.*	77,439	1,714,499
Netlogic Microsystems, Inc.*	41,888	1,348,794
Nuance Communications Inc.*	57,150	1,067,562
Priceline.Com Inc.*	4,950	568,557
Rightnow Tecnologies*	98,981	1,568,849
SIRF TECNOLOGY HOLDINGS*	39,700	997,661
SPSS, Inc.*	29,621	1,063,690
Semtech Corp.*	74,550	1,157,016

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Synaptics, Inc.*	14,150	582,414
Syniverse Holdings, Inc.*	81,406	1,268,305
ValueClick , Inc.*	91,583	2,005,668
Viasat, Inc.*	114,453	3,940,617
Wabtech	65,097	2,241,941
Websense, Inc.*	101,950	1,731,111
Wind River Systems*	51,400	459,002
		34,972,719
TELECOMMUNICATIONS (0.9%)
Golden Telecom Inc*	6,123	618,117
Gray Television Inc.	181,185	1,453,099
		2,071,216
UTILITIES (0.4%)
Paetec Holding*	90,694	884,267
		884,267

TOTAL COMMON STOCKS (Cost: $200,480,679) 97.0%		216,043,825

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (2.9%)
Federal Home Loan Bank	3.15	1/2/2008	6,350,000	6,349,444

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,349,444) 2.9%				6,349,444

TOTAL INVESTMENTS (Cost: $206,830,123) 99.9%				222,393,269

OTHER NET ASSETS 0.1%				216,216

NET ASSETS 100.0%				$222,609,485

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (7.6%)
Cytec Industries, Inc.	6,461	397,868
Eastman Chemical Co.	5,624	343,570
Freeport-McMoran Copper	2,605	266,856
Huntsman Corp.	15,016	385,911
Louisiana-Pacific Corp.	13,540	185,227
Lubrizol Corp.	6,718	363,847
Sonoco Products Co.	16,587	542,063
Steel Dynamics, Inc.	8,821	525,467
		3,010,809
CONSUMER, CYCLICAL (13.1%)
Belo Corporation	17,666	308,095
Black & Decker Corp.	4,118	286,819
Crown Holdings, Inc.*	33,327	854,838
Ford Motor Co.*	13,310	89,576
Fortune Brands, Inc.	4,061	293,854
Johnson Controls, Inc.	20,583	741,811
Mohawk Industries, Inc.*	3,768	280,339
Newell Rubbermaid, Inc.	8,539	220,989
Office Depot, Inc.*	9,196	127,916
Penney (J.C.) Co., Inc.	3,038	133,642
PetSmart, Inc.	7,480	176,004
Polo Ralph Lauren Corp.	9,774	603,935
Rent-A-Center, Inc.*	9,247	134,266
TERADATA CORP-W/I*	5,984	164,021
V F Corp.	7,624	523,464
Whirlpool Corp.	3,168	258,604
		5,198,173
CONSUMER, NON-CYCLICAL (5.2%)
Coca-Cola Enterprises	13,904	361,921
Kroger Co.	24,039	642,082
Reynolds American Inc	7,737	510,333
Vector Group, Ltd.	27,923	560,135
		2,074,471
ENERGY (8.1%)
CNX Gas Corp.*	15,834	505,896
Denbury Resources, Inc.*	24,396	725,781
Grant Prideco, Inc.*	12,488	693,209
Range Resources Corp.	18,080	928,589
Spectra Energy Corp.	13,431	346,788
		3,200,263
FINANCIAL (21.3%)
American Financial Group	17,283	499,133
Ameriprise Financial, Inc.	11,923	657,077
Annaly Mortgage Management	13,220	240,340
Aon Corp.	10,062	479,857
Apartment Investment & Mgmt.Co	9,360	325,073
Associated Banc-Corp.	13,850	375,197
Assurant, Inc.	5,867	392,502
BOK FINANCIAL	4,220	218,174
CIT Group, Inc.	8,141	195,628

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
Comerica, Inc.	8,202	357,033
Developers Divers Rlty.	8,529	326,575
Discovery Hld. -A W/I*	10,030	252,154
Equity Residential	13,014	474,621
Fulton Financial Corp	18,667	209,444
Genworth Financial, Inc.	13,209	336,169
Host Hotels & Resorts Inc.	17,225	293,514
KeyCorp.	7,902	185,302
M & T Bank Corp.	1,848	150,741
Principal Financial Group Inc.	8,627	593,883
Prologis Trust	6,968	441,632
Protective Life Corp.	4,840	198,537
StanCorp Financial GP	9,890	498,258
Vornado Realty Trust	7,279	640,188
Zions Bancorporation	3,241	151,322
		8,492,354
HEALTHCARE (3.8%)
CIGNA Corp.	8,796	472,609
Hospira, Inc.*	7,145	304,663
McKesson Corp.	5,927	388,278
Varian Medical Systems, Inc.*	4,979	259,705
Vertex Pharmaceutical*	3,470	80,608
		1,505,863
INDUSTRIAL (10.1%)
Agnico-Eagle Mines, Ltd.	8,491	463,863
Alliant TechSystems Inc.*	4,993	568,004
CSX Corp.	8,367	367,981
Donnelley R.R. & Sons	16,355	617,238
General Growth Pptys Inc	6,712	276,400
Lincoln Electric Holdings	5,614	399,605
Mettler-Toledo International*	3,835	436,423
Southwest Airlines Co.	13,675	166,835
Textron, Inc.	9,064	646,263
Yellow Roadway Corp.*	3,666	62,652
		4,005,264
TECHNOLOGY (10.9%)
Amdocs Ltd.*	3,020	104,099
Arrow Electronics*	9,661	379,484
Cognos, Inc.*	6,200	356,934
Computer Sciences Corp.*	3,905	193,180
DRS Technologies Inc	7,883	427,810
Electronic Data Systems Corp.	14,954	309,996
Embarq Corp.	8,480	420,014
Intersil Corp. Cl A	7,594	185,901
McAfee, Inc.*	7,671	287,663
Medics Pharmaceutical Corp.	5,049	131,123
Micron Technology, Inc.*	27,910	202,348
NCR Corp.*	5,984	150,198
People’s United Financial Inc.	22,806	405,947
Sybase, Inc.*	10,525	274,597

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Xerox Corp.	30,277	490,188
		4,319,482
TELECOMMUNICATIONS (0.5%)
Qwest Communications Intl.	28,189	197,605
		197,605
UTILITIES (15.5%)
American Electric Power, Inc.	17,050	793,848
Constellation Energy Group	5,927	607,695
Edison International	14,171	756,306
Energen Corp.	14,544	934,161
Entergy Corp.	4,815	575,489
PG & E Corp.	13,826	595,762
PPL Corporation	9,824	511,732
Pepco Holdings, Inc.	19,798	580,675
Sempra Energy	13,069	808,710
		6,164,378

TOTAL EQUITY SECURITIES (Cost: $35,400,980) 96.1%		38,168,662

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (3.5%)
Federal Home Loan Bank	3.15	1/2/2008	1,400,000	1,399,877

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,399,877) 3.5%				1,399,877

TOTAL INVESTMENTS (Cost: $36,800,857) 99.6%				39,568,539

OTHER NET ASSETS 0.4%				178,835

NET ASSETS 100.0%				$39,747,374

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (6.2%)
Airgas, Inc.	25,437	1,325,522
Albemarle Corp.	24,597	1,014,626
Arch Coal, Inc.	44,250	1,988,153
Cabot Corp.	20,192	673,201
Carpenter Technology Corp.	15,199	1,142,509
Chemtura Corp.	74,597	581,857
Cleveland-Cliffs, Inc.	12,937	1,304,050
Commercial Metals Co.	36,680	1,080,226
Cytec Industries, Inc.	13,008	801,033
FMC Corp.	23,382	1,275,488
Ferro Corp.	13,457	278,964
Louisiana-Pacific Corp.	31,995	437,692
Lubrizol Corp.	21,210	1,148,734
Martin Marietta Materials, Inc	12,945	1,716,507
Matthews Intl. Corp. Cl. A	9,591	449,530
Minerals Technologies, Inc.	5,953	398,553
Olin Corp.	22,944	443,508
Packaging Corp of America	28,740	810,468
Potlatch Corp	12,119	538,568
RPM International Inc.	37,542	762,103
Scotts Co. Cl A	13,707	512,916
Sensient Technologies Corp.	14,537	411,106
Sonoco Products Co.	30,747	1,004,812
Steel Dynamics, Inc.	29,855	1,778,462
Temple-Inland, Inc.*	33,547	603,846
Valspar Corp.	31,097	700,926
Worthington Industries, Inc.	20,338	363,643
		23,547,003
CONSUMER, CYCLICAL (9.2%)
99 Cent Only Stores*	14,508	115,484
Advance Auto Parts	30,971	1,176,588
Aeropostale, Inc.*	20,699	548,524
American Eagle Outfitters	66,166	1,374,268
American Greetings Corp. Cl A	17,165	348,450
Ann Taylor Stores Corp.*	18,974	484,975
ArvinMeritor, Inc.	22,444	263,268
Barnes & Noble, Inc.	14,878	512,547
Belo Corporation	27,190	474,194
Blyth, Inc.	7,464	163,760
Bob Evans Farms, Inc.	10,236	275,655
Borders Group, Inc.	18,169	193,500
Borg-Warner, Inc.	35,862	1,736,079
Boyd Gaming Corp.	17,366	591,660

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Brinker International, Inc.	32,554	636,756
CBRL Group, Inc.	7,346	237,937
Callaway Golf Co.	20,499	357,298
CarMax, Inc.*	67,397	1,331,091
Charming Shoppes, Inc.*	36,087	195,231
Cheesecake Factory, Inc.*	22,050	522,806
Chico’s FAS, Inc.*	54,474	491,900
Coldwater Creek Inc*	18,515	123,865
Collective Brands Inc*	20,256	352,252
Dick’s Sporting Goods Inc.*	25,746	714,709
Dollar Tree Stores*	28,434	737,009
Entercom Communications	8,146	111,519
Foot Locker, Inc.	47,770	652,538
Furniture Brands Intl., Inc.	14,998	150,880
Gentex Corp.	44,688	794,106
Hanesbrands, Inc.*	29,443	799,966
Harte-Hanks, Inc.	14,824	256,455
Hovanian Enterprises, Inc.*	11,345	81,344
International Speedway Corp.	9,566	393,928
Lamar Advertising Co-CL	24,545	1,179,878
Lear Corp.*	23,841	659,442
Lee Enterprises	12,278	179,873
Life Time Fitness Inc*	10,399	516,622
MDC Holdings, Inc.	10,770	399,890
Media General Inc. Cl A	6,993	148,601
Modine Manufacturing Co.	10,025	165,513
Mohawk Industries, Inc.*	17,118	1,273,579
NVR INC*	1,588	828,936
O’Reilly Automotive, Inc.*	35,584	1,153,989
Pacific Sunwear of Calif*	21,872	308,614
PetSmart, Inc.	39,786	936,165
Phillips Van Heusen Corp.	17,455	643,391
Regis Corporation	13,631	381,123
Rent-A-Center, Inc.*	20,684	300,332
Ross Stores, Inc.	41,895	1,071,255
Ruby Tuesday, Inc.	15,988	155,883
Ryland Group, Inc.	13,014	358,536
Saks Incorporated*	43,832	909,952
Scholastic Corp.*	8,082	281,981
Strayer Education Inc.	4,481	764,369
The Warnaco Group, Inc.*	14,092	490,402
Thor Industries, Inc.	10,712	407,163
Timberland Company Cl A*	15,342	277,383

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Toll Brothers, Inc.*	39,263	787,616
Tupperware Corp.	19,050	629,222
Urban Outfitters, Inc.*	34,911	951,674
Valassis Communication, Inc.*	14,822	173,269
Wiley (John) & Sons Cl A	13,914	596,076
Williams-Sonoma, Inc.	27,227	705,179
		34,836,450
CONSUMER, NON-CYCLICAL (5.4%)
Aci Worldwide Inc*	11,060	210,582
Alberto-Culver Co.	25,906	635,733
BJ’s Wholesale Club, Inc.*	19,819	670,477
BRE Properties	15,704	636,483
Camden Properties Trust	17,177	827,073
Chipotle Mexican Grill*	10,176	1,496,584
Church & Dwight	20,402	1,103,136
Energizer Holdings, Inc.*	17,745	1,989,747
Federal Realty Inv Trust	17,512	1,438,611
Hansen Natural Corp.*	18,546	821,402
Health Care REIT Inc	26,250	1,173,113
Hologic, Inc.*	38,761	2,660,555
Hormel Foods Corp.	22,368	905,457
J.M. Smucker Co.	17,792	915,220
Lancaster Colony Corp.	6,655	264,204
PepsiAmericas, Inc.	18,519	617,053
Realty Income Corporation	31,256	844,537
Ruddick Corp.	11,511	399,086
Service Corp. International	89,095	1,251,785
Smithfield Foods, Inc.*	36,132	1,044,937
Tootsie Roll Inds., Inc.	8,333	228,491
Universal Corp.	8,459	433,270
		20,567,536
ENERGY (7.3%)
Bill Barrett Corp*	10,424	436,453
Cimarex Energy Co.	25,509	1,084,898
Denbury Resources, Inc.*	75,539	2,247,285
Exterran Holdings Inc.*	20,325	1,662,585
FMC Technologies, Inc.	40,229	2,280,984
Forest Oil Corp.*	26,921	1,368,664
Frontier Oil Crop	32,604	1,323,070
Grant Prideco, Inc.*	39,280	2,180,433
Helmerich & Payne, Inc.	32,008	1,282,561
KBR INC.*	52,393	2,032,848
NewField Exploration Company*	40,482	2,133,401

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d)
Overseas Shipholding Group	8,938	665,255
Patterson UTI Energy, Inc.	47,916	935,320
Pioneer Natural Resources Co.	36,950	1,804,638
Plains Exploration & Prod. Co.*	34,884	1,883,736
Pride International, Inc.*	51,616	1,749,782
Quicksilver Resources*	15,890	946,885
Superior Energy Services, Inc*	24,894	856,851
Tidewater, Inc.	16,967	930,810
		27,806,459
FINANCIAL (13.3%)
Alexandria RE Equities, Inc	9,858	1,002,263
AMB Property Corp.	30,626	1,762,833
American Financial Group	22,486	649,396
Americredit Corp.*	35,304	451,538
Associated Banc-Corp.	39,290	1,064,366
Astoria Financial Corp.	25,244	587,428
Bank of Hawaii Corp	15,153	774,924
Berkley (WR) Corp.	49,828	1,485,373
Broadridge Financial Solutions	43,115	967,069
Brown & Brown, Inc.	35,246	828,281
Cathay General Bancorp	15,405	408,078
City National Corp.	12,500	744,375
Colonial BancGroup, Inc.	48,668	658,965
Commerce Group, Inc.	13,388	481,700
Cousins Properties	11,540	255,034
Cullen Frost Bankers, Inc.	18,084	916,135
Eaton Vance Corp.	38,221	1,735,616
Equity One, Inc.	11,425	263,118
Everest RE Group	19,541	1,961,916
Duke Realty Investment, Inc.	45,026	1,174,278
Fidelity National Financial Inc.	66,701	974,502
First Bancorp PR	28,346	967,166
First Community Bancorp	7,784	321,012
First Niagara Financial Grp.	32,615	392,685
Firstmerit Corp.	24,877	497,789
GATX Corp.	14,818	543,524
Gallagher (Arthur J.) & Co.	29,038	702,429
Global Payments, Inc	24,402	1,135,181
HCC Insurance Holdings Inc.	35,532	1,019,058
Hanover Insurance Group	16,056	735,365
Highwoods Properties, Inc.	17,676	519,321
Horace Mann Educators Corp.	13,404	253,872
Hospitality Properties Trust	29,035	935,508

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Indymac Bancorp, Inc.	24,891	148,101
Jefferies Group	34,561	796,631
Liberty Property Trust	28,306	815,496
Macerich Co.	22,426	1,593,592
Mack-Cali Realty Corp.	20,998	713,932
Mercury General Corporation	10,995	547,661
MoneyGram International, Inc.	25,558	392,826
Nationwide Health Pptys., Inc.	28,740	901,574
New York Community Bancorp	100,073	1,759,283
Old Republic Intl. Corp.	71,251	1,097,978
PMI Group, Inc.	25,086	333,142
Protective Life Corp.	21,693	889,847
Radian Group, Inc.	24,862	290,388
Raymond James Financial, Inc.	29,329	957,885
Rayonier, Inc.	24,135	1,140,137
Regency Centers Corp.	21,528	1,388,341
SEI Investments	39,065	1,256,721
SVB Financial Group*	10,264	517,306
StanCorp Financial GP	15,314	771,519
Synovus Financial Corp.*	103,181	1,051,414
TCF Financial	33,692	604,098
UDR Inc	41,493	823,636
Unitrin, Inc.	16,022	768,896
Waddell & Reed Financial, Inc.	25,805	931,302
Washington Federal, Inc.	27,039	570,793
Webster Financial Corp.	16,541	528,816
Weingarten Realty Investors	23,418	736,262
Westamerica Bancorp	9,075	404,291
Wilmington Trust Corp.	21,252	748,070
		50,650,036
HEALTHCARE (10.5%)
Advanced Medical Optics, Inc.*	18,715	459,079
Apria Healthcare Group, Inc.*	13,514	291,497
Beckman Coulter, Inc.	19,399	1,412,247
Cephalon, Inc.*	20,735	1,487,944
Charles River Laboratories Inc	21,004	1,382,063
Community Health Systems Inc.*	29,563	1,089,692
Covance, Inc.*	19,743	1,710,139
Dentsply International, Inc.	46,836	2,108,557
Edwards Lifesciences Corp.*	17,536	806,481
Endo Pharmaceuticals Holdings*	41,473	1,106,085
Gen-Probe, Inc.*	16,636	1,046,903
Health Management Associates	75,044	448,763

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d)
Health Net, Inc.*	34,082	1,646,161
Hillenbrand Industries, Inc.	19,171	1,068,400
Intuitive Surgical, Inc.*	11,816	3,816,568
Invitrogen Corp.*	14,400	1,345,104
Kindred healthcare Inc.*	9,236	230,715
Kinetic Concepts, Inc.*	16,711	895,041
Lifepoint Hospitals, Inc.*	17,968	534,368
Lincare Holdings, Inc.*	24,792	871,687
Millennium Pharmaceuticals Inc	99,845	1,495,678
Omnicare, Inc.	37,585	857,314
Par Pharmaceutical Cos Inc*	10,460	251,040
Pdl BioPharma Inc*	36,214	634,469
Perrigo Co.	23,992	839,960
Pharmaceutical Prod. Dev. Inc.	32,357	1,306,252
Psychiatric Solutions*	16,995	552,338
ResMed, Inc.*	23,905	1,255,730
Schein (Henry), Inc.*	27,689	1,700,105
Sepracor, Inc.*	34,544	906,780
Steris Corp.	19,611	565,581
Techne Corp.*	12,215	806,801
Universal Health Services Cl B	16,663	853,146
VCA Antech, Inc.*	26,055	1,152,413
Valeant Pharmaceuticals*	28,138	336,812
Varian, Inc.*	9,413	614,669
Ventana Medical Systems, Inc.*	9,219	804,173
Vertex Pharmaceutical*	40,912	950,386
		39,641,141
INDUSTRIAL (17.7%)
AGCO Corp.*	28,322	1,925,330
Affymetrix, Inc.*	21,348	493,993
AirTran Holdings, Inc.*	28,359	203,050
Alaska Air Group, Inc.*	12,466	311,775
Alexander & Baldwin, Inc.	13,233	683,617
Alliant TechSystems Inc.*	10,114	1,150,569
Ametek, Inc.	33,006	1,546,001
Avis Budget Group*	32,109	417,417
CF Industries Holdings	14,858	1,635,271
Cameron International Corp.*	67,640	3,255,513
Career Education Corp.*	28,164	708,043
Carlisle Companies, Inc.	19,177	710,124
ChoicePoint, Inc.*	22,122	805,683
Con-Way Inc	13,962	579,981
Copart, Inc.*	21,756	925,718

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Corinthian Colleges, Inc.*	26,229	403,927
Corn Products Int’l Inc.	23,143	850,505
Corporate Executive Board Co.	10,965	658,997
Crane Co.	15,802	677,906
DeVry, Inc.	18,525	962,559
Deluxe Corp.	16,121	530,220
Digital River, Inc.*	12,497	413,276
Donaldson Company, Inc.	22,043	1,022,354
Dun & Bradstreet	17,926	1,588,781
Dycom Industries, Inc.*	12,670	337,656
Encore Aquisition Company*	16,773	559,715
Fastenal Co.	38,971	1,575,208
Federal Signal Corp.	14,824	166,325
Flowserve Corp	17,670	1,699,854
Graco, Inc.	19,449	724,670
Granite Construction	10,892	394,073
Guess ?, Inc.	16,909	640,682
HNI Corporation	14,227	498,799
Harsco Corp.	26,042	1,668,511
Hubbell, Inc. Cl B	17,924	924,878
Hunt (JB) Transport Svcs., Inc	27,073	745,861
ITT Educational Services, Inc.*	9,097	775,701
Idex Corp.	25,201	910,512
JetBlue Airways Corp*	55,747	328,907
Jones Lang Lasalle	11,452	814,924
Joy Global, Inc.	33,413	2,199,244
Kansas City Southern Inds.*	23,778	816,299
Kelly Services, Inc.	7,142	133,270
Kennametal, Inc.	24,111	912,842
Korn/Ferry International*	14,425	271,479
Lincoln Electric Holdings	13,334	949,114
METAVANTE TECHNOLOGIES-W/I*	26,506	618,120
MSC Ind. Direct Co. Cl A	14,706	595,152
Manpower, Inc.	25,055	1,425,630
Miller (Herman), Inc.	18,854	610,681
Mine Safety Appliances Co.	9,039	468,853
NBTY Inc*	17,358	475,609
Navigant Consulting Co.*	14,132	193,184
Net Flix.com*	14,849	395,280
Nordson Corp.	10,436	604,871
Oshkosh Truck Corp.	22,950	1,084,617
Pentair, Inc.	30,761	1,070,790
Quanta Services, Inc.*	52,857	1,386,968

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Reliance Steel & Aluminum Co.	20,132	1,091,154
Republic Services, Inc.	49,698	1,558,032
Rollins, Inc.	13,144	252,365
Roper Industries, Inc.	27,300	1,707,342
SPX, Inc.	16,203	1,666,479
Scientific Games Corp*	20,102	668,392
Sotheby’s (Delaware)	20,580	784,098
Stericycle, Inc.*	26,875	1,596,375
Teleflex, Inc.	12,214	769,604
Terra Industries, Inc.	28,712	1,371,285
The Brink’s Company	14,991	895,562
Thomas & Betts Corp.*	15,769	773,312
Timken Co.	29,622	973,083
Trinity Industries	25,202	699,608
URS CORP*	24,696	1,341,734
United Rentals*	23,345	428,614
Wellcare Health Plans Inc.*	12,892	546,750
Werner Enterprises, Inc.	13,951	237,586
Yellow Roadway Corp.*	17,513	299,297
		67,099,561
TECHNOLOGY (14.0%)
3Com Corp.*	122,646	554,360
ADC Telecommunications, Inc.*	36,337	565,040
Activision, Inc.*	90,086	2,675,554
Acxiom Corp.	22,024	258,342
Adtran, Inc.	18,057	386,059
Advent Software, Inc.*	5,533	299,335
Alliance Data Systems*	24,350	1,826,007
Amphenol Corp Cl A	55,129	2,556,332
Arrow Electronics*	37,957	1,490,951
Atmel Corp.*	138,884	599,979
Avnet, Inc.*	46,399	1,622,573
Avocent Corp.*	15,456	360,279
BE Aerospace, Inc.*	28,629	1,514,474
CSG Systems Intl., Inc.*	10,983	161,670
Cadence Design Systems, Inc.*	83,129	1,414,024
Cerner Corp.*	20,523	1,157,497
CommScope, Inc.*	20,602	1,013,824
Cree , Inc.*	26,372	724,439
Cypress Semiconductor Corp.*	49,229	1,773,721
DRS Technologies Inc	12,743	691,563
DST Systems, Inc.*	15,964	1,317,828
Diebold, Inc.	20,338	589,395

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
F5 Networks, Inc.*	26,255	748,793
Fair Isaac Corporation	15,561	500,286
Fairchild Semiconductor Intl.*	38,477	555,223
Foundry Networks*	55,917	979,666
Gartner, Inc.*	21,297	373,975
Getty Images, Inc.*	14,733	427,257
Harris Corp.	42,383	2,656,566
Henry (Jack) & Associates	24,361	592,947
Imation Corp.	10,088	211,848
Ingram Micro, Inc.*	45,353	818,168
Integrated Device Tech., Inc.*	58,797	664,994
International Rectifier*	22,416	761,472
Intersil Corp. Cl A	40,487	991,122
Kemet Corp.*	25,969	172,174
Lam Research Corp.*	41,771	1,805,760
MPS Group, Inc.*	31,129	340,551
Macrovision Corp.*	16,400	300,612
McAfee, Inc.*	49,248	1,846,800
Medics Pharmaceutical Corp.	17,400	451,878
Mentor Graphics Corp.*	27,751	299,156
NCR Corp.*	55,973	1,404,922
National Instruments Corp.	17,725	590,774
Neustar, Inc. Cl A*	23,782	682,068
Palm, Inc.	32,423	205,562
Parametric Technology Corp.*	35,850	639,923
Plantronics, Inc.	15,027	390,702
Polycom, Inc.*	28,070	779,785
RF Micro Devices*	89,649	511,896
SRA International, Inc. Cl A*	13,173	387,945
Semtech Corp.*	19,861	308,243
Silicon Laboratories, Inc.*	17,047	638,069
Sybase, Inc.*	27,730	723,476
Synopsys, Inc.*	44,816	1,162,079
Tech Data Corp.*	17,150	646,898
Triquint Semiconductor, Inc.*	43,731	289,937
ValueClick , Inc.*	30,357	664,818
Vishay Intertechnology, Inc.*	57,178	652,401
Wabtech	15,078	519,286
Western Digital Corp.*	68,065	2,056,244
Wind River Systems*	23,755	212,132
Zebra Technologies Cl A*	21,034	729,880
		53,249,534

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (0.6%)
Cincinnati Bell, Inc.*	76,729	364,463
Telephone & Data Systems, Inc.	32,863	2,060,181
		2,424,644
UTILITIES (8.1%)
AGL Resources, Inc.	23,681	891,353
Alliant Energy Corp.	34,115	1,388,139
Aqua America, Inc.	41,207	873,588
Aquila, Inc.*	116,249	433,609
Black Hills Corp.	11,669	514,603
DPL, Inc.	35,116	1,041,189
Energen Corp.	22,200	1,425,906
Energy East Corporation	48,947	1,331,848
Equitable Resources, Inc.	37,624	2,004,607
Great Plains Energy Inc.	26,647	781,290
Hawaiian Electric Inds.	25,680	584,734
IdaCorp, Inc.	13,914	490,051
MDU Resources Group	56,402	1,557,259
NSTAR	33,030	1,196,347
National Fuel Gas Co.	25,814	1,204,998
Northeast Utilities	47,934	1,500,814
OGE Energy Corp.	28,386	1,030,128
Oneok, Inc.	32,080	1,436,222
PNM Resources, Inc.	23,743	509,287
Puget Energy, Inc.	36,236	993,953
SCANA Corp.	36,078	1,520,688
Sierra Pacific Resources	72,273	1,227,196
Southwestern Energy Co.*	52,706	2,936,778
Vectren Corporation	23,653	686,174
WGL Holdings, Inc.	15,292	500,958
Westar Energy, Inc.	28,558	740,795
Wisconsin Energy Corp.	36,164	1,761,548
		30,564,062

TOTAL INDEXED ASSETS - COMMON STOCK (Cost: $296,320,863) 92.3%		350,386,426

*Non-income producing security

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	2.80	02/28/08	1,100,000	1,095,025
U.S. Treasury Bill (a)	3.13	03/27/08	700,000	694,635
				1,789,660
US GOVERNMENT AGENCIES (5.0%)
Federal Home Loan Bank	3.15	01/02/08	15,300,000	15,298,661
Freddie Mac	3.25	01/02/08	3,278,000	3,277,704
				18,576,365
COMMERCIAL PAPER (2.4%)
NSTAR Electric Company	3.75	01/02/08	2,800,000	2,799,708
Nestle Capital Corp.	3.49	01/07/08	6,465,000	6,461,239
				9,260,947

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,627,101) 7.9%				29,626,972

TEMPORARY CASH INVESTMENTS**(Cost: 100,500) 0.0% (1)				100,500

TOTAL INVESTMENTS (Cost: $326,048,464) 100.2%				380,113,898

OTHER NET ASSETS -0.2%				(961,634)

NET ASSETS 100.0%				$379,152,264

(1)  Less than 0.05%

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER  31, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

68 S&P 500 Stock Index Futures Contracts	March 2008	$29,403,200	$166,000

Face Value of futures purchased and outstanding as percentage of total investments in securities: 7.7%

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2007

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS(93.1%)
ISHARES - MSCI EAFE INDEX FUND	3,115	244,528
ISHARES - MSCI EAFE VALUE INDEX FUND	3,150	226,643
ISHARES - MSCI EAFE GROWTH INDEX FUND	2,925	227,302
VANGUARD EUR PACIFIC ETF	25,530	1,223,397
VANGUARD EURO ETF - CL END FD	2,352	158,878
VANGUARD EURO ETF - CL END	4,910	366,089
TOTAL INVESTMENTS (Cost: $2,539,321) 93.1%		2,446,837

OTHER NET ASSETS 6.9%		180,250

NET ASSETS 100.0%		$2,627,087

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.0%)
Ball Corp.	11,758	529,110
Dow Chemical Co.	24,088	949,549
Freeport-McMoran Copper	10,720	1,098,157
Monsanto Co.	16,121	1,800,554
		4,377,370
CONSUMER, CYCLICAL (4.1%)
Best Buy Co., Inc.	11,220	590,733
Comcast Corp. Cl A*	54,043	986,825
D.R. Horton, Inc.	14,622	192,572
Harman Intl. Inds	4,172	307,518
Home Depot, Inc.	10,681	287,746
International Game Technology	20,810	914,183
Johnson Controls, Inc.	31,445	1,133,278
McDonald’s Corp.	16,143	950,984
Omnicom Group, Inc.	15,220	723,407
Penney (J.C.) Co., Inc.	10,911	479,975
Staples, Inc.	26,134	602,911
Target Corp.	8,702	435,100
Time Warner, Inc.	43,106	711,680
Tyco International	6,989	277,114
V F Corp.	7,659	525,867
		9,119,893
CONSUMER, NON-CYCLICAL (6.0%)
Archer-Daniels-Midland Co.	20,341	944,433
CVS Corp.	30,751	1,222,352
Coca-Cola Co.	30,511	1,872,460
Colgate-Palmolive Co.	15,248	1,188,734
General Mills, Inc.	10,154	578,778
Kroger Co.	28,959	773,495
PepsiCo, Inc.	24,671	1,872,529
Proctor & Gamble Co.	49,492	3,633,703
Safeway, Inc.	16,040	548,728
Wal-Mart Stores, Inc.	10,703	508,714
		13,143,926
ENERGY (7.0%)
ChevronTexaco Corp.	20,379	1,901,972
ConocoPhillips	14,580	1,287,414
Devon Energy Corp.	4,737	421,167
Exxon Mobil Corp.	57,578	5,394,483
Halliburton Co.	30,929	1,172,518
Occidental Petroleum	15,208	1,170,864
Schlumberger, Ltd.	16,701	1,642,877
Transocean Inc.*	5,417	775,444

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d)
Valero Energy Corp.	23,307	1,632,189
		15,398,928
FINANCIAL (9.4%)
Allstate Corp.	14,223	742,867
American Int’l. Group, Inc.	37,104	2,163,163
Bank of America Corp.	51,679	2,132,276
Capital One Financial Corp.	14,920	705,119
Citigroup, Inc.	68,587	2,019,201
Goldman Sachs Group, Inc.	6,693	1,439,330
Hartford Fin, Svc .Gp., Inc.	10,306	898,580
J.P. Morgan Chase & Co.	43,000	1,876,950
Merrill Lynch & Co., Inc.	14,335	769,503
MetLife, Inc.	21,615	1,331,916
Morgan Stanley	15,236	809,184
Prologis Trust	10,898	690,715
Safeco Corp.	14,574	811,480
T. Rowe Price Group, Inc.	5,080	309,270
Wachovia Corp.	42,911	1,631,905
Wells Fargo & Company	76,082	2,296,916
		20,628,375
HEALTHCARE (6.5%)
Abbott Laboratories	29,955	1,681,973
Aetna, Inc.	18,412	1,062,925
Celgene Corp.*	4,944	228,462
Gilead Sciences, Inc.*	29,862	1,373,951
Humana, Inc.*	5,503	414,431
Johnson & Johnson	43,116	2,875,837
McKesson Corp.	11,377	745,307
Medco Health Solutions*	7,860	797,004
Medtronic, Inc.	27,195	1,367,093
Merck & Co., Inc.	29,067	1,689,083
Quest Diagnostics, Inc.	8,267	437,324
St. Jude Medical, Inc.*	9,772	397,134
Wyeth	25,072	1,107,932
		14,178,456
INDUSTRIAL (6.8%)
3M Company	13,098	1,104,423
General Electric Co.	120,915	4,482,319
Google, Inc.*	2,263	1,564,819
ITT Industries, Inc.	19,101	1,261,430
Illinois Tool Works, Inc.	12,297	658,381
Lockheed Martin Corp.	13,893	1,462,377
Northrop Grumman Corp.	15,110	1,188,250

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Southwest Airlines Co.	46,877	571,899
Starwood Hotels & Resort World	12,245	539,147
United Parcel Service Cl B	14,034	992,484
United Technologies Corp.	15,368	1,176,267
		15,001,796
TECHNOLOGY (9.1%)
Apple Computer, Inc.*	9,656	1,912,660
Automatic Data Processing	13,762	612,822
Broadcom Corp. Cl A*	22,682	592,907
Cisco Systems, Inc.*	74,498	2,016,661
Corning, Inc.	35,309	847,063
EMC Corp.*	25,693	476,091
Hewlett-Packard Co.	32,884	1,659,984
IBM Corp.	15,092	1,631,445
Intel Corp.	76,570	2,041,356
MEMC Elect. Materials, Inc*	5,900	522,091
Microsoft Corp.	78,326	2,788,406
NVIDIA Corporation*	15,550	529,011
Oracle Corp.*	95,230	2,150,293
Qualcomm, Inc.	24,166	950,932
Symantec Corp.*	27,524	444,237
Yahoo!, Inc.*	39,010	907,373
		20,083,332
TELECOMMUNICATIONS (2.3%)
AT&T	62,373	2,592,222
Qwest Communications Intl.	39,847	279,327
Sprint Nextel Corp.	27,957	367,075
Verizon Communications	40,101	1,752,013
		4,990,637
UTILITIES (2.3%)
Constellation Energy Group	5,687	583,088
Dominion Resources, Inc.	19,968	947,482
Edison International	5,601	298,925
Entergy Corp.	3,115	372,305
Exelon Corp.	8,285	676,387
FPL Group, Inc.	6,385	432,775
FirstEnergy Corp.	8,522	616,481
Public Svc. Enterprise Group	3,845	377,733
Sempra Energy	10,391	642,995
		4,948,171

TOTAL EQUITY SECURITIES (Cost: $105,053,161) 55.5%		121,870,884

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Strip	AAA	0.00	08/15/21	5,000,000	2,662,490
U.S. Treasury Strip	AAA	0.00	11/15/25	5,000,000	2,168,255
					4,830,745
US GOVERNMENT AGENCIES(16.6%)
MORTGAGE-BACKED OBLIGATIONS (16.6%)
FGCI	AAA	5.50	10/01/18	284,934	288,870
FGCI	AAA	5.50	03/01/21	233,958	237,005
FHARM	AAA	5.29	02/01/36	467,645	467,794
FHARM	AAA	5.26	4/1/1937	768,415	774,760
FHARM	AAA	5.48	05/01/37	720,747	722,370
FHLMC	AAA	5.00	06/15/17	1,700,000	1,720,402
FHLMC	AAA	4.00	10/15/26	800,000	792,885
FHLMC	AAA	5.43	04/01/37	761,744	770,322
FHLMC	AAA	6.00	07/15/29	425,605	435,654
FHLMC	AAA	5.79	03/01/37	390,146	391,553
FNMA	AAA	6.00	06/01/37	493,801	497,336
FNMA	AAA	5.50	06/01/37	486,600	486,051
FNMA	AAA	6.00	05/01/37	428,051	431,115
FNMA	AAA	6.00	04/01/37	382,127	384,862
FNMA	AAA	5.50	05/01/34	1,456,034	1,456,114
FNMA	AAA	5.00	11/01/33	1,361,992	1,330,944
FNMA	AAA	5.00	04/01/18	972,770	975,202
FNMA	AAA	5.00	06/01/33	960,892	938,988
FNMA	AAA	6.00	01/01/25	823,981	840,151
FNMA	AAA	5.50	10/01/33	837,534	838,156
FNMA	AAA	5.50	03/01/24	703,309	707,171
FNMA	AAA	5.50	07/01/33	664,131	664,624
FNMA	AAA	5.50	07/01/34	624,920	624,954
FNMA	AAA	5.00	04/01/35	599,243	585,024
FNMA	AAA	6.00	12/01/36	542,374	550,886
FNMA	AAA	5.50	09/01/33	538,278	538,677
FNMA	AAA	4.50	06/01/34	536,528	508,033
FNMA	AAA	5.00	09/01/18	492,728	493,960
FNMA	AAA	4.50	05/01/18	495,620	487,652
FNMA	AAA	4.50	05/01/19	482,692	474,743
FNMA	AAA	5.50	09/01/34	471,778	471,804
FNMA	AAA	6.50	09/01/36	456,649	465,844
FNMA	AAA	5.50	04/01/35	461,636	461,355
FNMA	AAA	6.00	01/01/37	444,648	451,627
FNMA	AAA	5.50	11/01/26	445,147	447,148
FNMA	AAA	6.00	04/01/33	430,601	438,691
FNMA	AAA	4.50	12/01/18	431,448	424,512
FNMA	AAA	5.00	09/01/35	417,179	407,280

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	5.50	08/01/37	395,917	395,471
FNMA	AAA	5.00	10/01/25	399,619	394,070
FNMA	AAA	5.50	02/01/35	392,584	392,606
FNMA	AAA	4.50	06/01/19	354,835	348,991
FNMA	AAA	5.50	09/01/25	344,723	346,376
FNMA	AAA	6.00	11/01/34	333,356	338,976
FNMA	AAA	5.50	02/01/35	314,988	314,796
FNMA	AAA	5.50	10/01/34	311,487	311,504
FNMA	AAA	6.00	04/01/23	300,886	306,994
FNMA	AAA	5.00	04/01/34	306,898	299,783
FNMA	AAA	5.00	03/01/34	291,168	284,530
FNMA	AAA	4.00	05/01/19	288,103	276,344
FNMA	AAA	6.00	06/01/34	259,965	264,347
FNMA	AAA	6.00	02/25/47	250,049	260,151
FNMA	AAA	6.00	10/01/34	249,809	254,020
FNMA	AAA	5.50	03/01/34	220,529	220,693
FNMA	AAA	6.50	07/01/34	213,004	219,541
FNMA	AAA	5.50	12/01/36	218,424	218,188
FNMA	AAA	6.00	05/01/33	209,210	212,869
FNMA	AAA	4.50	02/01/19	210,937	207,463
FNMA	AAA	6.00	05/01/23	180,476	184,140
FNMA	AAA	5.50	08/01/35	183,744	183,632
FNMA	AAA	6.50	05/01/32	167,970	173,649
FNMA	AAA	6.50	05/01/32	164,408	169,966
FNMA	AAA	6.00	05/01/32	148,787	151,583
FNMA	AAA	6.00	04/01/32	144,284	146,995
FNMA	AAA	6.00	09/01/34	144,057	146,485
FNMA	AAA	6.50	04/01/32	138,225	142,898
FNMA	AAA	6.00	04/01/32	88,593	90,258
FNMA	AAA	5.50	04/01/17	77,899	79,077
FNMA	AAA	6.50	06/01/17	66,369	68,657
FNMA	AAA	6.50	03/01/17	66,352	68,639
FNMA	AAA	6.50	07/01/32	64,919	67,113
FNMA	AAA	5.50	05/01/17	57,829	58,703
FNMA	AAA	7.00	11/01/31	51,115	53,869
FNMA	AAA	7.00	09/01/31	50,750	53,485
FNMA	AAA	7.00	04/01/32	41,191	43,366
FNMA	AAA	5.50	05/01/17	42,483	43,125
FNMA	AAA	5.50	06/01/17	42,071	42,707
FNMA	AAA	7.50	06/01/32	39,928	42,503
FNMA	AAA	7.50	04/01/32	35,522	37,813
FNMA	AAA	6.50	05/01/17	36,235	37,484
FNMA	AAA	6.50	09/01/16	31,174	32,279

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	7.50	06/01/31	29,463	31,448
FNMA	AAA	6.00	03/01/17	29,600	30,344
FNMA	AAA	8.00	03/01/31	27,141	28,976
FNMA	AAA	7.50	02/01/32	25,927	27,651
FNMA	AAA	6.00	03/01/32	26,780	27,315
FNMA	AAA	8.00	04/01/32	20,075	21,429
FNMA	AAA	7.00	06/01/32	10,423	10,973
FNMA	AAA	8.00	04/01/32	8,934	9,538
Fannie Mae	AAA	6.50	09/01/37	673,375	692,186
Fannie Mae	AAA	6.00	08/01/37	248,621	252,489
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,119,925
GNMA (1)	AAA	6.50	05/15/32	30,442	31,561
GNMA (1)	AAA	6.50	10/15/31	23,660	24,531
GNMA (1)	AAA	7.00	09/15/31	21,575	22,870
GNMA (1)	AAA	6.50	12/15/31	21,323	22,107
GNMA (1)	AAA	6.50	04/15/31	18,000	18,662
GNMA (1)	AAA	7.00	05/15/31	15,573	16,508
GNMA (1)	AAA	7.00	05/15/32	13,178	13,970
GNMA (1)	AAA	7.00	09/15/31	2,607	2,764
					36,375,905
BASIC MATERIALS (1.7%)
International Paper Co.	BBB	4.25	01/15/09	500,000	494,937
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	496,410
Lyondell Chemical Co.	BB	10.25	11/01/10	500,000	520,000
Monsanto Co.	A	4.00	05/15/08	500,000	498,341
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	896,250
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	251,326
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	524,153
					3,681,417
CONSUMER, CYCLICAL (4.0%)
Belo Corporation	BB+	8.00	11/01/08	500,000	504,474
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	710,437
Comcast Cable Comm	BBB+	6.20	11/15/08	500,000	504,069
Coors Brewing Co	BBB	6.38	05/15/12	41,000	43,678
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	500,000	494,362
Daimlerchrysler	BBB+	4.05	06/04/08	250,000	249,038
Dow Jones & Co.	BBB+	3.88	02/15/08	250,000	249,725
Ethan Allen Interiors	BBB+	5.38	10/01/15	500,000	486,765
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	490,758
Fruit of the Loom	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	473,725
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	487,931
Kellwood, Co.	BB-	7.88	07/15/09	750,000	757,109

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d)
May Dept Stores Co.	BBB	4.80	07/15/09	500,000	497,163
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	499,934
Pulte Homes, Inc.	BB+	4.88	07/15/09	250,000	231,534
RadioShack Corp.	BB	7.38	05/15/11	500,000	524,901
Scholastic Corp.	BB	5.00	04/15/13	500,000	429,496
Target Corp.	A+	5.38	06/15/09	1,000,000	1,011,821
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	257,678
					8,904,612
CONSUMER, NON-CYCLICAL (1.4%)
CVS Corp.	BBB+	6.13	08/15/16	250,000	256,621
Kellogg Co.	BBB+	2.88	06/01/08	500,000	495,247
Kroger Co.	BBB-	4.95	01/15/15	500,000	481,232
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	257,636
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	519,335
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	1,000,000	1,045,117
					3,055,188
ENERGY (1.5%)
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	496,668
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	489,273
Noble Corporation	A-	7.50	03/15/19	800,000	921,478
Premco Refining Group	BBB	7.50	06/15/15	500,000	517,835
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	483,725
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	492,586
					3,401,565
FINANCIAL (7.8%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	248,429
American Honda Fin.	A+	3.85	11/06/08	500,000	496,289
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,754,607
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	502,588
Brandywine Realty Tr.	BBB-	4.50	11/01/09	500,000	494,683
Capital One Bank	A-	5.75	09/15/10	250,000	250,057
Colonial Properties Tr.	BBB-	4.80	04/01/11	250,000	243,909
Deere Capital Corp.	A	3.90	01/15/08	500,000	499,825
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	245,999
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	500,000	505,625
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	1,500,000	1,444,962
FleetBoston Finl Group	AA	3.85	02/15/08	250,000	249,573
Ford Motor Credit Co.	B	7.38	10/28/09	1,000,000	941,246
Fosters Fin. Corp.	BBB	6.88	06/15/11	500,000	534,694
Fst Hor MtgTr	AAA	5.00	06/25/33	736,331	732,597
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	246,152
GE Capital Corp.	AAA	5.45	01/15/13	2,000,000	2,061,338
GMAC	BB+	0.00	12/01/12	2,500,000	1,375,608

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d)
Goldman Sachs Group, Inc.	AA-	3.88	01/15/09	500,000	494,879
HJ Heinz Finance	BBB	6.00	03/15/12	500,000	512,971
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	250,000	242,465
Lehman Brothers Hlds.	A+	4.00	01/22/08	500,000	499,444
Lincoln National Corp.	A+	5.65	08/27/12	500,000	513,246
Markel Corp.	BBB-	6.80	02/15/13	250,000	263,343
Markel Corp.	BBB-	7.00	05/15/08	250,000	252,311
Natl Rural Utls. Coop. Fin.	A+	3.88	02/15/08	250,000	249,570
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	254,826
SLM Corp.	BBB+	4.00	01/15/09	500,000	481,684
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	272,922
Wells Fargo & Company	AA+	3.50	04/04/08	250,000	248,963
					17,114,805
HEALTHCARE (0.6%)
Allergan, Inc.	A	5.75	04/01/16	250,000	256,069
WellPoint, Inc.	A-	4.25	12/15/09	500,000	494,196
Wyeth	A+	5.50	03/15/13	500,000	514,261
					1,264,526
INDUSTRIAL (2.1%)
Bunge, Ltd.	BBB-	5.35	04/15/14	500,000	484,115
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	500,000	471,400
Lafarge Corp.	BBB	6.50	07/15/08	250,000	251,711
Masco Corp.	BBB+	5.88	07/15/12	500,000	512,522
Seariver Maritime	AAA	0.00	09/01/12	3,000,000	2,420,733
Steelcase	BBB-	6.50	08/15/11	500,000	524,087
					4,664,568
TECHNOLOGY (0.5%)
Arrow Electronics	BBB-	6.88	06/01/18	500,000	532,274
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	512,629
					1,044,903
TELECOMMUNICATIONS (0.5%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	500,000	494,375
Verizon Global	A	4.00	01/15/08	500,000	499,800
					994,175
UTILITIES (1.1%)
Duke Energy Corp.	A	4.50	04/01/10	500,000	501,789
Kinder Morgan	BB-	5.15	03/01/15	500,000	439,967
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	500,000	491,378
Progress Energy, Inc.	A-	5.25	12/15/15	500,000	497,292
Virginia Elect.& Pwr.	A-	4.50	12/15/10	500,000	498,238
					2,428,664

TOTAL LONG-TERM DEBT SECURITIES (Cost: $88,297,720) 40.0%					87,761,073

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (4.1%) FREDDIE MAC	3.25	01/02/08	8,983,000	8,982,189

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,982,189) 4.1%				8,982,189

TOTAL INVESTMENTS (Cost: $202,333,070) 99.6%				218,614,146

OTHER NET ASSETS 0.4%				962,094

NET ASSETS 100.0%				$219,576,240

Abrreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association

(1) U.S. Government guaranteed security.

The total value of investments not rated or below-investment grade was $12,195,959, or 5.6% of the Fund’s total investments as of December 31,2007.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.8%)
U.S. Treasury Note	AAA	4.75	05/15/14	9,500,000	10,101,911
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	7,017,354
U.S. Treasury Strip	AAA	0.00	02/15/13	7,500,000	6,266,153
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	4,230,415
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,890,424
					31,506,257
US GOVERNMENT AGENCIES (29.9%)
MORTGAGE-BACKED OBLIGATIONS (3.4%)
FHLMC	AAA	5.00	06/15/17	3,000,000	3,036,003
FHLMC	AAA	4.00	11/15/26	214,195	212,564
FHLMC	AAA	6.50	04/01/14	125,468	130,382
FHLMC	AAA	7.00	02/01/14	53,178	55,888
FHLMC	AAA	6.00	02/01/19	28,628	29,319
FHLMC	AAA	7.50	03/15/21	21,775	21,739
FHLMC	AAA	6.00	11/01/10	17,336	17,505
FHLMC	AAA	5.50	04/01/09	17,001	16,993
FHLMC	AAA	5.50	06/01/09	15,260	15,311
FHLMC	AAA	8.00	09/01/18	10,072	10,158
FHLMC	AAA	6.00	07/01/16	7,731	7,956
FHLMC	AAA	6.00	10/01/08	5,467	5,490
FHLMC	AAA	8.50	09/01/17	4,944	4,948
FHLMC	AAA	6.50	11/01/09	4,597	4,666
FHLMC	AAA	7.75	05/01/08	4,552	4,587
FHLMC	AAA	8.00	05/01/14	377	381
FHLMC	AAA	8.25	10/01/09	32	32
FNMA	AAA	4.50	10/25/17	289,050	288,032
FNMA	AAA	6.50	12/25/23	81,036	81,521
FNMA	AAA	6.00	09/01/12	35,431	36,232
FNMA	AAA	4.00	11/25/26	34,496	34,252
FNMA	AAA	6.50	08/01/13	29,398	30,186
FNMA	AAA	6.00	07/01/09	10,924	10,973
FNMA	AAA	5.50	11/01/08	9,332	9,335
FNMA	AAA	8.50	12/01/09	7,892	8,186
FNMA	AAA	5.50	02/01/09	6,743	6,745
FNMA	AAA	6.00	01/01/11	5,109	5,132
FNMA	AAA	6.00	09/01/08	4,915	4,937
FNMA	AAA	5.50	12/01/08	3,554	3,555
FNMA	AAA	8.75	09/01/16	1,757	1,780
FNMA	AAA	8.00	06/01/17	1,036	1,095
FNMA	AAA	7.50	09/01/08	663	664
FNMA	AAA	8.25	01/01/10	440	445
FNMA	AAA	8.00	04/01/08	248	251
FNMA	AAA	7.50	01/01/09	116	117
FNMA	AAA	7.75	03/01/08	69	69
GNMA (1)	AAA	6.00	11/15/08	11,923	11,989
GNMA (1)	AAA	6.00	06/15/09	5,336	5,400
GNMA (1)	AAA	9.00	03/15/10	1,397	1,487
GNMA (1)	AAA	7.50	05/20/08	501	504
					4,116,809
NON-MORTGAGE-BACKED OBLIGATION (26.5%)
FFCB	AAA	5.10	08/05/13	5,000,000	5,262,815
FHLB	AAA	3.00	04/15/09	3,500,000	3,465,560
FHLB	AAA	5.75	05/15/12	3,200,000	3,435,430
FHLB	AAA	4.50	11/28/08	2,000,000	2,001,272
FHLMC	AAA	5.00	07/15/14	5,500,000	5,773,317
FHLMC	AAA	6.63	09/15/09	5,000,000	5,247,725

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
NON-MORTGAGE-BACKED OBLIGATION (Cont’d)
FHLMC	AAA	5.63	03/15/11	2,750,000	2,912,734
FNMA	AAA	4.25	05/15/09	2,000,000	2,014,412
FNMA	AAA	4.38	09/15/12	1,750,000	1,785,684
FNMA	AAA	3.25	02/15/09	500,000	496,365
					32,395,314
BASIC MATERIALS (2.1%)
Bemis Co.	A	4.88	04/01/12	500,000	506,171
International Paper Co.	BBB	4.25	01/15/09	250,000	247,469
International Paper Co.	BBB	3.80	04/01/08	200,000	199,308
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	496,410
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	200,983
Praxair, Inc.	A	2.75	06/15/08	210,000	208,241
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	266,955
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	157,630
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	262,076
					2,545,243
CONSUMER, CYCLICAL (7.3%)
Belo Corporation	BB+	8.00	11/01/08	150,000	151,342
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	473,625
Centex Corp.	BBB-	4.75	01/15/08	200,000	199,632
Comcast Cable Comm	BBB+	6.20	11/15/08	200,000	201,627
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	500,000	494,362
Daimlerchrysler	BBB+	4.05	06/04/08	400,000	398,460
Dow Jones & Co.	BBB+	3.88	02/15/08	150,000	149,835
Ethan Allen Interiors	BBB+	5.38	10/01/15	500,000	486,765
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	490,758
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	236,862
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	243,965
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	536,474
Leggett & Platt	A	4.70	04/01/13	750,000	751,414
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	248,582
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	499,934
Nordstrom, Inc.	A-	5.63	01/15/09	175,000	175,471
Pulte Homes, Inc.	BB+	4.88	07/15/09	250,000	231,534
RadioShack Corp.	BB	7.38	05/15/11	400,000	419,921
Scholastic Corp.	BB	5.00	04/15/13	250,000	214,748
Stanley Works	A	4.90	11/01/12	525,000	527,203
Target Corp.	A+	5.38	06/15/09	1,000,000	1,011,803
Wendy’s International, Inc.	BB-	6.25	11/15/11	300,000	298,500
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	515,355
					8,958,172
CONSUMER, NON-CYCLICAL (4.0%)
Anheuser-Busch Cos., Inc.	A	4.70	04/15/12	100,000	100,185
CVS Corp.	BBB+	6.13	08/15/16	500,000	513,243
Clorox Co.	BBB+	5.00	01/15/15	300,000	288,422
Clorox Co.	BBB+	4.20	01/15/10	250,000	247,123
Coca Cola Bottle Consolidated	BBB	6.38	05/01/09	200,000	205,136
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	153,521
FOSTERS FIN CORP	BBB	6.88	06/15/11	500,000	534,694
Hershey Food Corp.	A	4.85	08/15/15	500,000	483,810
Kraft Foods Inc.	BBB+	5.25	10/01/13	500,000	491,578
Kroger Co.	BBB-	4.95	01/15/15	500,000	481,232
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	154,582
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	494,624
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	259,667
Sara Lee Corp.	BBB+	2.75	06/15/08	200,000	197,859

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, NON-CYCLICAL (Cont’d)
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	261,279
					4,866,955
ENERGY (4.1%)
AGL Capital Corp	BBB+	6.38	07/15/16	500,000	502,557
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	496,668
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	489,273
Dominion Resources	A-	4.13	02/15/08	200,000	199,734
Halliburton Co.	A	5.50	10/15/10	500,000	513,976
Halliburton Co.	A	5.63	12/01/08	200,000	201,179
Noble Corp.	A-	5.88	06/01/13	500,000	525,725
PPL ENERGY SUPPLY LLC	BBB	5.70	10/15/15	600,000	584,015
Premco Refining Group	BBB	7.50	06/15/15	500,000	517,835
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	483,725
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	492,586
					5,007,273
FINANCIAL (11.2%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	248,429
American Honda Fin.	A+	3.85	11/06/08	700,000	694,805
Bank of America Corp.	AA-	5.75	08/15/16	500,000	500,892
Bank of America Corp.	AA	5.38	08/15/11	250,000	254,960
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	502,588
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	247,342
CIT Group, Inc.	A	5.80	07/28/11	250,000	240,707
Capital One Bank	A-	5.75	09/15/10	250,000	250,057
Capital One Bank	A-	4.88	05/15/08	200,000	198,850
Colonial Properties Tr.	BBB-	4.80	04/01/11	300,000	292,691
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	245,999
Fifth Third Bank	AA-	3.38	08/15/08	200,000	198,473
First Tennessee Bank	A-	5.75	12/01/08	200,000	200,131
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	125,000	120,414
Ford Motor Credit Co.	B	7.38	10/28/09	750,000	705,935
Franklin Resources, Inc.	A+	3.70	04/15/08	200,000	199,526
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	246,152
GE Capital Corp.	AAA	5.00	01/08/16	500,000	497,863
HJ Heinz Finance	BBB	6.00	03/15/12	250,000	256,486
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	500,000	484,929
Health Care Property	BBB	4.88	09/15/10	500,000	496,427
Household Fin. Corp.	AA-	4.13	12/15/08	200,000	198,169
Huntington National Bank	A-	3.13	05/15/08	200,000	198,744
IBM Corp.	A+	3.80	02/01/08	100,000	99,931
International Lease Fin. Corp.	AA-	4.50	05/01/08	200,000	199,314
JP Morgan Chase Bank	AA-	5.60	06/01/11	250,000	257,977
Lehman Brothers Hlds.	A+	5.75	07/18/11	250,000	251,870
Lincoln National Corp.	A+	5.65	08/27/12	400,000	410,597
MACK-CALI Realty LP	BBB	5.80	01/15/16	500,000	499,671
Markel Corp.	BBB-	7.00	05/15/08	150,000	151,386
Merrill Lynch	A+	3.13	07/15/08	200,000	197,122
MetLife, Inc.	A	5.00	11/24/13	250,000	249,822
Nationwide Hlt Prop	BBB-	7.60	11/20/28	350,000	395,710
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	509,651
SLM Corp.	BBB+	4.00	01/15/09	500,000	481,684
Simon Property Gp.	A-	4.88	08/15/10	500,000	495,507
Simon Property Gp.	A-	5.38	08/28/08	200,000	199,460
Textron Financial Corp.	A-	5.13	02/03/11	250,000	256,749
Toronto-Dominion Bank	AA-	6.50	08/15/08	100,000	101,067
Union Planters Corp.	A	4.38	12/01/10	250,000	245,655

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d)
Wachovia Bank	AA-	5.60	03/15/16	500,000	490,630
Wachovia Corp.	AA-	3.50	08/15/08	200,000	197,679
Western Union Co.	A-	5.40	11/17/11	500,000	503,826
					13,675,877
HEALTHCARE (2.7%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	517,822
Allergan, Inc.	A	5.75	04/01/16	500,000	512,138
Baxter International, Inc.	A+	4.63	03/15/15	250,000	240,094
Boston Scientific Corp.	BB+	4.25	01/12/11	500,000	465,000
Laboratory Corp. of America	BBB	5.50	02/01/13	285,000	277,629
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	499,599
Thermo Fisher Scientific Inc	BBB+	7.63	10/30/08	140,000	143,068
WellPoint, Inc.	A-	5.00	01/15/11	500,000	500,721
WellPoint, Inc.	A-	4.25	12/15/09	200,000	197,678
					3,353,749
INDUSTRIAL (6.1%)
Avery Dennison Corp.	BBB+	4.88	01/15/13	500,000	489,543
Bunge, Ltd.	BBB-	4.38	12/15/08	200,000	198,679
Burlington North Santa Fe	BBB	4.30	07/01/13	500,000	476,900
Danaher Corp.	A+	6.00	10/15/08	200,000	201,220
Dun & Bradstreet	A-	5.50	03/15/11	500,000	515,971
ERP Operating LP	A-	5.38	08/01/16	500,000	471,609
FedEx Corp.	BBB	3.50	04/01/09	200,000	196,768
Fisher Scientific Intl.	BBB	6.13	07/01/15	500,000	496,667
General Dynamics Corp.	A	3.00	05/15/08	200,000	198,840
Harley Davidson Funding	A	3.63	12/15/08	400,000	395,672
Lafarge Corp.	BBB	6.50	07/15/08	100,000	100,684
Masco Corp.	BBB+	4.80	06/15/15	500,000	455,030
Masco Corp.	BBB+	5.88	07/15/12	300,000	307,513
Nissan Mtr Accep Corp	BBB+	5.63	03/14/11	500,000	514,935
Southwest Airlines Co.	A-	5.25	10/01/14	500,000	487,288
Steelcase	BBB-	6.50	08/15/11	500,000	524,087
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	521,243
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	476,565
Waste MGT Inc.	BBB	5.00	03/15/14	500,000	492,522
					7,521,736
TECHNOLOGY (1.0%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	256,315
General Dynamics Corporation	A	4.50	08/15/10	500,000	503,683
Motorola, Inc.	A-	5.80	10/15/08	200,000	202,281
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	200,805
					1,163,084
TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	250,000	247,188
					247,188
UTILITIES (1.8%)
Consolidated Edison, Inc.	A-	3.63	08/01/08	200,000	198,382
Duke Energy Corp.	A	4.50	04/01/10	500,000	501,789
Exelon Corp.	A	3.50	05/01/08	150,000	149,187
Kinder Morgan	BB-	5.15	03/01/15	250,000	219,983
PNM Resources, Inc.	BBB-	4.40	09/15/08	135,000	134,116
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	250,000	245,689
Progress Energy, Inc.	BBB+	5.95	03/01/09	200,000	203,189
Public Svc. Elec. & Gas	A-	4.00	11/01/08	200,000	198,289
Virginia Elect.& Pwr.	A-	4.50	12/15/10	400,000	398,595
					2,249,219

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
TOTAL LONG-TERM DEBT SECURITIES (Cost: $115,280,308) 96.2%					117,606,876

				Face
		Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (0.4%)
FNMA		4.27	02/29/08	451,000	447,839

COMMERCIAL PAPER (2.4%)
CHEVRON FUNDING	A-1+	4.42	01/16/08	1,000,000	998,152
NSTAR ELECTRIC COMPANY	A-1	3.75	01/02/08	700,000	699,927
National Rural Utilities	A-1	4.58	01/09/08	1,179,000	1,177,794
					2,875,873

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,323,712) 2.8%					3,323,712

TEMPORARY CASH INVESTMENTS** (Cost: 53,700) 0.0% (3)					53,700

TOTAL INVESTMENTS (Cost: $118,657,720) 99.0%					120,984,288

OTHER NET ASSETS 1.0%					1,208,039

NET ASSETS 100.0%					$122,192,327

Abrreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association

(1) U.S. Government guaranteed security.

(3) Less than 0.05%

**

The fund has an arrangement with it’s custodian bank, JP Morgan Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

The total value of investments not rated or below-investment grade was $2,810,223, or 2.3% of the Fund’s total investments as of December 31,2007.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2007

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.0%)
U.S. Treasury Strip	AAA	0.00	11/15/25	40,000,000	17,346,040
U.S. Treasury Strip	AAA	0.00	02/15/18	15,000,000	9,655,245
					27,001,285
US GOVERNMENT AGENCIES (40.0%)
MORTGAGE-BACKED OBLIGATIONS (35.6%)
FNMA	AAA	5.50	03/01/21	1,320,728	1,337,933
FNMA	AAA	5.50	10/01/18	1,238,842	1,255,956
FHARM	AAA	5.29	02/01/36	2,068,431	2,069,090
FHARM	AAA	5.26	04/01/37	3,169,710	3,195,886
FHARM	AAA	5.48	05/01/37	2,642,740	2,648,689
FHLMC	AAA	5.50	12/15/20	3,500,000	3,481,716
FHLMC	AAA	5.43	04/01/37	3,142,192	3,177,576
FHLMC	AAA	5.79	03/01/37	1,755,658	1,761,987
FHLMC	AAA	6.00	07/15/29	1,606,055	1,643,976
FHLMC	AAA	4.00	10/15/26	400,000	396,442
FNMA	AAA	6.00	06/01/37	2,073,965	2,088,812
FNMA	AAA	6.00	05/01/37	1,923,824	1,937,597
FNMA	AAA	6.00	04/01/37	1,910,634	1,924,312
FNMA	AAA	5.00	09/01/35	5,006,150	4,887,364
FNMA	AAA	5.50	10/01/34	4,098,510	4,098,735
FNMA	AAA	5.50	07/01/33	3,787,431	3,790,241
FNMA	AAA	5.50	08/01/35	3,402,943	3,400,867
FNMA	AAA	5.00	11/01/33	3,457,364	3,378,550
FNMA	AAA	5.50	03/01/24	3,298,015	3,316,127
FNMA	AAA	5.00	10/01/20	2,632,678	2,635,260
FNMA	AAA	5.00	01/01/34	2,662,318	2,601,627
FNMA	AAA	6.00	04/01/33	2,459,407	2,505,617
FNMA	AAA	5.50	07/01/34	2,499,678	2,499,816
FNMA	AAA	5.50	10/01/33	2,400,931	2,402,713
FNMA	AAA	4.50	05/01/18	2,354,196	2,316,347
FNMA	AAA	6.50	05/01/32	2,235,946	2,311,541
FNMA	AAA	4.00	05/01/19	2,362,441	2,266,025
FNMA	AAA	5.00	06/01/33	2,268,773	2,217,054
FNMA	AAA	6.00	01/01/37	2,159,066	2,192,950
FNMA	AAA	6.00	12/01/36	2,096,570	2,129,474
FNMA	AAA	5.00	09/01/20	2,101,220	2,103,281
FNMA	AAA	4.50	06/01/34	2,184,434	2,068,421
FNMA	AAA	5.50	11/01/26	2,047,677	2,056,879
FNMA	AAA	6.00	05/01/32	1,993,749	2,031,210
FNMA	AAA	5.00	04/01/35	2,074,302	2,025,083
FNMA	AAA	5.50	09/01/33	1,883,972	1,885,370
FNMA	AAA	5.50	09/01/34	1,839,933	1,840,034
FNMA	AAA	6.00	05/01/23	1,776,087	1,812,143
FNMA	AAA	5.50	03/01/34	1,810,414	1,811,757
FNMA	AAA	5.00	04/01/34	1,812,162	1,770,147
FNMA	AAA	5.00	09/01/18	1,724,549	1,728,860
FNMA	AAA	6.50	09/01/36	1,691,291	1,725,347
FNMA	AAA	6.00	11/01/34	1,647,633	1,675,407
FNMA	AAA	5.50	04/01/35	1,653,622	1,652,614
FNMA	AAA	4.50	06/01/19	1,622,101	1,595,388
FNMA	AAA	5.00	06/01/35	1,616,454	1,578,099
FNMA	AAA	5.00	10/01/25	1,598,475	1,576,282
FNMA	AAA	5.50	09/01/25	1,528,772	1,536,102
FNMA	AAA	5.50	02/01/35	1,413,304	1,413,382
FNMA	AAA	6.00	02/25/47	1,226,240	1,275,782
FNMA	AAA	5.00	03/01/34	1,294,078	1,264,578
FNMA	AAA	4.50	12/01/18	1,232,710	1,212,892
FNMA	AAA	5.50	02/01/35	1,133,956	1,133,264
FNMA	AAA	4.50	05/01/34	1,136,042	1,075,707
FNMA	AAA	6.00	01/01/25	937,634	956,034
FNMA	AAA	5.50	03/01/34	945,126	945,828
FNMA	AAA	6.50	03/01/17	884,699	915,191
FNMA	AAA	4.50	02/01/19	904,014	889,127
FNMA	AAA	4.50	06/01/19	856,587	842,481

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	6.50	05/01/32	658,620	680,888
FNMA	AAA	5.50	09/01/34	677,694	677,731
FNMA	AAA	5.50	12/01/36	650,625	649,922
FNMA	AAA	5.00	04/01/34	646,818	631,821
FNMA	AAA	7.50	06/01/32	566,977	603,543
FNMA	AAA	4.50	05/01/19	591,686	581,942
FNMA	AAA	5.50	05/01/17	569,274	577,881
FNMA	AAA	6.00	04/01/32	565,592	576,219
FNMA	AAA	5.00	04/01/18	521,127	522,430
FNMA	AAA	6.50	04/01/32	502,636	519,630
FNMA	AAA	6.00	03/01/17	376,789	386,254
FNMA	AAA	6.00	04/01/32	322,380	328,438
FNMA	AAA	5.50	04/01/17	285,629	289,948
FNMA	AAA	5.50	05/01/17	231,315	234,812
FNMA	AAA	7.00	11/01/31	204,459	215,474
FNMA	AAA	7.00	09/01/31	183,064	192,927
FNMA	AAA	6.50	05/01/17	150,116	155,290
FNMA	AAA	7.00	06/01/32	144,534	152,165
FNMA	AAA	7.50	04/01/32	142,101	151,265
FNMA	AAA	8.00	04/01/32	116,145	123,998
FNMA	AAA	6.50	09/01/16	110,525	114,443
FNMA	AAA	8.00	03/01/31	103,135	110,109
FNMA	AAA	8.00	04/01/32	46,825	49,984
Fannie Mae	AAA	6.50	09/01/37	2,568,800	2,640,562
Fannie Mae	AAA	6.00	08/01/37	1,292,827	1,312,942
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,119,925
GNMA (1)	AAA	6.50	12/15/31	303,849	315,026
GNMA (1)	AAA	6.50	05/15/32	116,233	120,507
GNMA (1)	AAA	7.00	09/15/31	78,001	82,684
GNMA (1)	AAA	6.50	04/15/31	67,201	69,673
GNMA (1)	AAA	7.00	05/15/32	51,249	54,327
GNMA (1)	AAA	7.00	09/15/31	35,760	37,906
					136,547,636
NON-MORTGAGE-BACKED OBLIGATIONS (4.4)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	4,306,640
FHLMC	AAA	5.20	03/05/19	10,000,000	10,009,270
FHLB	AAA	4.50	11/28/08	2,500,000	2,501,590
					16,817,500

BASIC MATERIALS (4.3%)
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,979,748
Lubrizol Corp.	BBB-	5.50	10/01/14	2,000,000	1,985,638
Lyondell Chemical Co.	BB	10.20	11/01/10	5,000,000	5,200,000
Monsanto Co.	A	4.00	05/15/08	1,500,000	1,495,023
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,360,938
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	533,910
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,096,610
					16,651,867
CONSUMER, CYCLICAL (10.7%)
Belo Corporation	BB+	8.00	11/01/08	2,000,000	2,017,894
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	1,894,498
Comcast Cable Comm	BBB+	6.20	11/15/08	2,000,000	2,016,274
Coors Brewing Co	BBB	6.38	05/15/12	164,000	174,713
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	2,000,000	1,977,446
Daimlerchrysler	BBB+	4.05	06/04/08	1,000,000	996,150
Dow Jones & Co.	BBB+	3.88	02/15/08	1,000,000	998,899
Ethan Allen Interiors	BBB+	5.38	10/01/15	2,000,000	1,947,058
Fortune Brands, Inc.	BBB	5.38	01/15/16	1,200,000	1,143,184
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	490,758
Fruit of the Loom	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	1,894,898
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,439,653
Kellwood, Co.	BB-	7.88	07/15/09	4,000,000	4,037,916
Leggett & Platt	A	4.70	04/01/13	2,000,000	2,003,770

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d)
May Dept Stores Co.	BBB	4.80	07/15/09	2,000,000	1,988,652
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,499,668
Pulte Homes, Inc.	BB+	4.88	07/15/09	2,000,000	1,852,274
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	2,099,604
Scholastic Corp.	BB	5.00	04/15/13	2,000,000	1,717,984
Target Corp.	A+	5.38	06/15/09	3,250,000	3,288,418
Wendy’s International, Inc.	BB-	6.25	11/15/11	1,500,000	1,492,500
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,061,420
					41,033,666
CONSUMER, NON-CYCLICAL (3.4%)
CVS Corp.	BBB+	6.13	08/15/16	2,000,000	2,052,970
FOSTERS FIN CORP	BBB	6.88	06/15/11	2,000,000	2,138,776
Kellogg Co.	BBB+	2.88	06/01/08	2,000,000	1,980,986
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,924,928
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,061,088
Safeway, Inc.	BBB-	4.13	11/01/08	1,000,000	989,247
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,077,338
					13,225,333
ENERGY (2.7%)
AGL Capital Corp	BBB+	6.38	07/15/16	500,000	502,557
Anadarko Petroleum	BBB-	3.25	05/01/08	2,000,000	1,986,672
Diamond Offshore Drilling	A-	4.88	07/01/15	2,000,000	1,957,090
Noble Corporation	A-	7.50	03/15/19	2,000,000	2,303,696
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,071,340
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	1,500,000	1,477,758
					10,299,113
FINANCIAL (14.1%)
American Honda Fin.	A+	3.85	11/06/08	2,000,000	1,985,156
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,848,690
Brandywine Realty Tr.	BBB-	4.50	11/01/09	2,000,000	1,978,732
Capital One Bank	A-	5.75	09/15/10	2,000,000	2,000,458
Colonial Properties Tr.	BBB-	4.80	04/01/11	1,500,000	1,463,453
Deere Capital Corp.	A	3.90	01/15/08	2,500,000	2,499,123
Developers Divers Rlty.	BBB	5.00	05/03/10	2,000,000	1,967,994
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	2,500,000	2,528,125
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	5,000,000	4,816,540
Ford Motor Credit Co.	B	7.38	10/28/09	3,000,000	2,823,738
Fst Hor MtgTr	AAA	5.00	06/25/33	2,100,999	2,090,345
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	984,606
GMAC	BB+	0.00	12/01/12	10,000,000	5,502,430
HJ Heinz Finance	BBB	6.00	03/15/12	2,000,000	2,051,884
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	2,000,000	1,939,716
Lincoln National Corp.	A+	5.65	08/27/12	2,000,000	2,052,984
Markel Corp.	BBB-	6.80	02/15/13	1,000,000	1,053,370
Markel Corp.	BBB-	7.00	05/15/08	1,000,000	1,009,242
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,019,302
SLM Corp.	BBB+	4.00	01/15/09	2,250,000	2,167,578
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	818,767
Simon Property Group	A-	7.88	03/15/16	5,000,000	5,524,435
					54,126,668
HEALTHCARE (1.8%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	2,048,552
Laboratory Corp. of America	BBB	5.50	02/01/13	1,000,000	974,138
WellPoint, Inc.	A-	4.25	12/15/09	2,000,000	1,976,784
Wyeth	A+	5.50	03/15/13	1,750,000	1,799,914
					6,799,388
INDUSTRIAL (5.2%)
Bunge, Ltd.	BBB-	5.35	04/15/14	2,000,000	1,936,460
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	2,000,000	1,885,600
Fisher Scientific Intl.	BBB	6.13	07/01/15	2,000,000	1,986,666
Lafarge Corp.	BBB	6.50	07/15/08	1,750,000	1,761,977
Masco Corp.	BBB+	5.88	07/15/12	2,000,000	2,050,088
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	8,069,110

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
INDUSTRIAL (Cont’d)
Steelcase	BBB-	6.50	08/15/11	2,000,000	2,096,346
					19,786,247
TECHNOLOGY (1.1%)
Arrow Electronics	BBB-	6.88	06/01/18	2,000,000	2,129,096
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,050,516
					4,179,612
TELECOMMUNICATIONS (1.4%)
Alltel Corp.	B-	7.00	03/15/16	2,000,000	1,560,000
Nextel Communications, Inc.	BBB	5.25	01/15/10	2,000,000	1,977,500
Verizon Global	A	4.00	01/15/08	2,000,000	1,999,198
					5,536,698
UTILITIES (2.2%)
Duke Energy Corp.	A	4.50	04/01/10	750,000	752,683
Kinder Morgan	BB-	5.15	03/01/15	2,000,000	1,759,866
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	2,000,000	1,965,513
Progress Energy, Inc.	A-	5.25	12/15/15	2,000,000	1,989,168
Virginia Elect.& Pwr.	A-	4.50	12/15/10	2,000,000	1,992,974
					8,460,204

TOTAL LONG-TERM DEBT SECURITIES (Cost: $361,764,006) 93.9%					360,465,217

		Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
US GOVERNMENT AGENCIES (1.3%)
FHLB		4.25	01/11/08	3,885,000	3,880,403
Freddie Mac		4.25	02/08/08	986,000	981,569
					4,861,972
COMMERCIAL PAPER (3.9%)
CHEVRON FUNDING		4.42	01/16/08	5,000,000	4,990,759
Danaher Corp	A-1	4.70	01/31/08	1,000,000	996,060
ROCKWELL COLLINS INC	A-1	4.00	01/02/08	9,000,000	8,999,000
					14,985,819
TOTAL SHORT-TERM DEBT SECURITIES (Cost19,847,791) 5.2%					19,847,791

TEMPORARY CASH INVESTMENTS** (Cost: 149,200) 0.0% (2)					149,200

TOTAL INVESTMENTS (Cost: $381,760,996) 99.1%					380,462,208

OTHER NET ASSETS 0.9%					3,462,270

NET ASSETS 100.0%					$383,924,478

Abrreviations:     FHARM = Federal Home Adjustable Rate Mortgage

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

FHLB = Federal Home Loan Bank

NR    =  Not Rated

(1) U.S. Government guaranteed security.

(2) Less than 0.05%

**The fund has an arrangement with it’s custodian bank, JP Morgan Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

The total value of investments not rated or below-investment grade was 35,953,304, or 9.4% of the Fund’s total investments as of December 31,2007.

ITEM 7.             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.             PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.       CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.       EXHIBITS.

Attached hereto:

(a) (1)	Exhibit 99.CODEETH	Code of Ethics.

(2)	Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

	Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	February 28, 2008

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	February 28, 2008